UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-07343

Exact name of registrant as specified in charter:	The Prudential Investment Portfolios, Inc.

Address of principal executive offices:	655 Broad Street, 6th Floor
Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French
655 Broad Street, 6th Floor
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	9/30/2024

Date of reporting period:	3/31/2024

Item 1 – Reports to Stockholders

PGIM BALANCED FUND

SEMIANNUAL REPORT

MARCH 31, 2024

To enroll in e-delivery, go to pgim.com/investments/resource/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of March 31, 2024 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, a Prudential Financial company and member SIPC. PGIM Fixed Income is a unit of PGIM, Inc. (PGIM), a registered investment adviser and Prudential Financial company. PGIM Quantitative Solutions LLC, a wholly owned subsidiary of PGIM, Inc. (PGIM), is a registered investment adviser. © 2024 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

2 Visit our website at pgim.com/investments

Letter from the President

Dear Shareholder:

We hope you find the semiannual report for the PGIM Balanced Fund informative and useful. The report covers performance for the six-month period ended March 31, 2024.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we provide access to active investment strategies across the global markets in the pursuit of consistent outperformance for investors. PGIM is the world’s 14th-largest investment manager with more than $1.3 trillion in assets under management. Our scale and investment expertise allow us to deliver a diversified suite of actively managed solutions across a broad spectrum of asset classes and investment styles.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Balanced Fund

May 15, 2024

PGIM Balanced Fund 3

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	Total Returns as of 3/31/24 (without sales charges)	Average Annual Total Returns as of 3/31/24 (with sales charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)

Class A	16.87	14.77	6.67	6.53	—

Class C	16.42	16.66	6.53	6.09	—

Class R	16.53	17.99	6.88	6.48	—

Class Z	16.96	18.83	7.60	7.15	—

Class R6	17.02	18.98	7.74	N/A	6.82 (11/28/2017)

Customized Blend Index

	15.15	15.71	8.00	7.31	—

Bloomberg US Aggregate Bond Index

	5.99	1.70	0.36	1.54	—

S&P 500 Index

	23.48	29.88	15.05	12.96	—

Average Annual Total Returns as of 3/31/24 Since Inception (%)
Class R6 (11/28/2017)

Customized Blend Index	7.20

Bloomberg US Aggregate Bond Index	0.82

S&P 500 Index	13.38

*Not annualized

Since Inception returns are provided for any share class with less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the class’s inception date.

4 Visit our website at pgim.com/investments

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class R	Class Z	Class R6

Maximum initial sales charge	3.25% of the public offering price	None	None	None	None

Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00% on sales of $500,000 or more made within 12 months of purchase	1.00% on sales made within 12 months of purchase	None	None	None

Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.30%	1.00%	0.75% (0.50% currently)	None	None

Benchmark Definitions

Customized Blend Index*—The Customized Blend Index is unmanaged and intended to provide a theoretical comparison to the Fund’s performance based on the amounts allocated to each asset class. S&P 500 Index (44%) provides a broad indicator of domestic stock price movements in large cap stocks; Bloomberg US Aggregate Bond Index (40%) includes investment grade securities issued by the US government, its agencies, and by corporations with between 1 and 10 years remaining to maturity; Russell 2000 Index (4%) contains the 2,000 smallest US companies included in the Russell 3000 Index, which gives a broad look at how stock prices of smaller companies have performed; and MSCI ACWI ex US Index (12%) is a stock market index comprising of non-US stocks from 22 developed markets and 24 emerging markets. Note: Prior to February 3, 2020, the Customized Blend Index consisted of the S&P 500 Index (50%), the Bloomberg US Aggregate Bond Index (40%), the Russell 2000 Index (5%), and the MSCI Europe, Australasia and Far East (EAFE) Net Dividend (ND) Index (5%).

Bloomberg US Aggregate Bond Index—The Bloomberg US Aggregate Bond Index is unmanaged and represents securities that are taxable and US dollar denominated. It covers the US investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

S&P 500 Index*—The S&P 500 Index is an unmanaged index of over 500 stocks of large US public companies. It gives a broad look at how large company stocks in the United States have performed.

PGIM Balanced Fund 5

Your Fund’s Performance (continued)

*The S&P 500 Index is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by PGIM, Inc. and/or its affiliates. Copyright © 2024 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC.

Investors cannot invest directly in an index. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

Presentation of Fund Holdings as of 3/31/24

Ten Largest Holdings	Line of Business	% of Net Assets

Microsoft Corp.	Software	3.5%
Apple, Inc.	Technology Hardware, Storage & Peripherals	2.6%

NVIDIA Corp.	Semiconductors & Semiconductor Equipment	2.6%
Amazon.com, Inc.	Broadline Retail	2.0%

Meta Platforms, Inc. (Class A Stock)	Interactive Media & Services	1.2%
Alphabet, Inc. (Class A Stock)	Interactive Media & Services	1.0%

U.S. Treasury Bonds, 2.250%, 05/15/41	U.S. Treasury Obligations	0.9%
Alphabet, Inc. (Class C Stock)	Interactive Media & Services	0.9%
Johnson & Johnson	Pharmaceuticals	0.6%
Exxon Mobil Corp.	Oil, Gas & Consumable Fuels	0.6%

Holdings reflect only long-term investments and are subject to change.

6	Visit our website at pgim.com/investments

Fees and Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended March 31, 2024. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information

PGIM Balanced Fund 7

Fees and Expenses (continued)

provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Balanced Fund		Beginning Account Value October 1, 2023	Ending Account Value March 31, 2024	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,168.70	1.00%	$5.42

	Hypothetical	$1,000.00	$1,020.00	1.00%	$5.05

Class C	Actual	$1,000.00	$1,164.20	1.83%	$9.90

	Hypothetical	$1,000.00	$1,015.85	1.83%	$9.22

Class R	Actual	$1,000.00	$1,165.30	1.47%	$7.96

	Hypothetical	$1,000.00	$1,017.65	1.47%	$7.41

Class Z	Actual	$1,000.00	$1,169.60	0.79%	$4.28

	Hypothetical	$1,000.00	$1,021.05	0.79%	$3.99

Class R6	Actual	$1,000.00	$1,170.20	0.65%	$3.53

	Hypothetical	$1,000.00	$1,021.75	0.65%	$3.29

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 183 days in the six-month period ended March 31, 2024, and divided by the 366 days in the Fund’s fiscal year ending September 30, 2024 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying funds in which the Fund may invest.

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Schedule of Investments (unaudited)

as of March 31, 2024

Description	Shares	Value

LONG-TERM INVESTMENTS 97.7%

COMMON STOCKS 60.1%

Aerospace & Defense 1.2%

AAR Corp.*	600	$35,922
BAE Systems PLC (United Kingdom)	54,280	925,226
Bharat Electronics Ltd. (India)	15,552	37,667
Boeing Co. (The)*	6,700	1,293,033
Curtiss-Wright Corp.	9,300	2,380,242
General Dynamics Corp.	2,100	593,229
Hindustan Aeronautics Ltd. (India)	1,800	72,030
Howmet Aerospace, Inc.	25,400	1,738,122
Kongsberg Gruppen ASA (Norway)	470	32,452
Moog, Inc. (Class A Stock)	1,900	303,335
Northrop Grumman Corp.	6,400	3,063,424
Rheinmetall AG (Germany)	162	91,112
Rolls-Royce Holdings PLC (United Kingdom)*	187,867	1,010,793
Safran SA (France)	4,080	924,005
Triumph Group, Inc.*	2,700	40,608

		12,541,200

Air Freight & Logistics 0.3%

FedEx Corp.	10,650	3,085,731

Automobile Components 0.4%

Aptiv PLC*	22,300	1,776,195
Cie Generale des Etablissements Michelin SCA (France)	2,976	114,050
Dana, Inc.	2,600	33,020
Denso Corp. (Japan)	16,000	306,427
Goodyear Tire & Rubber Co. (The)*	18,100	248,513
Hyundai Mobis Co. Ltd. (South Korea)	3,930	762,961
Sumitomo Electric Industries Ltd. (Japan)	3,100	48,036
Sumitomo Rubber Industries Ltd. (Japan)	4,700	57,941
Visteon Corp.*	2,150	252,862

		3,600,005

Automobiles 1.4%

Bajaj Auto Ltd. (India)	276	30,365
Bayerische Motoren Werke AG (Germany)	6,359	733,694
Ford Motor Co.	232,700	3,090,256
General Motors Co.	51,200	2,321,920
Hyundai Motor Co. (South Korea)	986	173,505
Kia Corp. (South Korea)	9,440	784,551
Li Auto, Inc. (China) (Class A Stock)*	5,300	80,478
Mazda Motor Corp. (Japan)	50,200	581,798

See Notes to Financial Statements.

PGIM Balanced Fund   9

Schedule of Investments (unaudited) (continued)

as of March 31, 2024

Description	Shares	Value

COMMON STOCKS (Continued)

Automobiles (cont’d.)

Mercedes-Benz Group AG (Germany)	2,700	$215,020
Stellantis NV	9,627	273,494
Subaru Corp. (Japan)	28,100	636,405
Tata Motors Ltd. (India)	59,273	707,625
Tesla, Inc.*	23,050	4,051,959
Toyota Motor Corp. (Japan)	17,470	441,554

		14,122,624

Banks 3.0%

ABN AMRO Bank NV (Netherlands), 144A, CVA	2,002	34,259
Akbank TAS (Turkey)	337,310	487,793
Alior Bank SA (Poland)*	1,240	30,358
Amalgamated Financial Corp.	4,650	111,600
Ameris Bancorp	3,200	154,816
Associated Banc-Corp.	7,100	152,721
Axos Financial, Inc.*	2,800	151,312
Banco Bilbao Vizcaya Argentaria SA (Spain)	88,289	1,051,390
Banco del Bajio SA (Mexico), 144A	66,600	259,047
Banco do Brasil SA (Brazil)	69,600	786,563
Banco Santander SA (Spain)	69,376	338,862
Bank Mandiri Persero Tbk PT (Indonesia)	159,200	72,435
Bank of America Corp.	52,525	1,991,748
Bank of Baroda (India)	6,770	21,507
Bank of Beijing Co. Ltd. (China) (Class A Stock)	147,700	114,935
Bank of Communications Co. Ltd. (China) (Class H Stock)	77,000	50,636
Bank of Georgia Group PLC (Georgia)	9,239	587,913
Bank of Shanghai Co. Ltd. (China) (Class A Stock)	89,000	82,248
Bank Polska Kasa Opieki SA (Poland)	784	35,628
BankUnited, Inc.	4,900	137,200
Barclays PLC (United Kingdom)	25,375	58,810
BPER Banca (Italy)	33,726	159,470
Byline Bancorp, Inc.	3,600	78,192
CaixaBank SA (Spain)	18,611	90,311
Capitol Federal Financial, Inc.	2,300	13,708
China CITIC Bank Corp. Ltd. (China) (Class H Stock)	44,000	23,470
China Construction Bank Corp. (China) (Class H Stock)	1,416,000	854,518
Chongqing Rural Commercial Bank Co. Ltd. (China) (Class A Stock)	220,700	141,353
Citizens Financial Group, Inc.	28,200	1,023,378
Civista Bancshares, Inc.	1,750	26,915
CNB Financial Corp.	4,626	94,324
ConnectOne Bancorp, Inc.	900	17,550
Credit Agricole SA (France)	44,352	661,640
CrossFirst Bankshares, Inc.*	2,300	31,832

See Notes to Financial Statements.

Description	Shares	Value

COMMON STOCKS (Continued)

Banks (cont’d.)
Customers Bancorp, Inc.*	2,360	$125,222
Danske Bank A/S (Denmark)	3,048	91,490
Dime Community Bancshares, Inc.	6,000	115,560
DNB Bank ASA (Norway)	2,899	57,625
Eastern Bankshares, Inc.	9,500	130,910
Emirates NBD Bank PJSC (United Arab Emirates)	144,022	678,634
Erste Group Bank AG (Austria)	8,817	392,954
Financial Institutions, Inc.	2,902	54,616
First Financial Bancorp	2,000	44,840
First Foundation, Inc.	5,850	44,167
Flushing Financial Corp.	8,700	109,707
Fulton Financial Corp.	1,100	17,479
Hana Financial Group, Inc. (South Korea)	18,466	808,401
Hope Bancorp, Inc.	10,920	125,689
Horizon Bancorp, Inc.	3,750	48,112
HSBC Holdings PLC (United Kingdom)	11,447	89,479
Huaxia Bank Co. Ltd. (China) (Class A Stock)	26,000	23,173
Independent Bank Group, Inc.	2,800	127,820
Industrial Bank of Korea (South Korea)	11,880	123,222
Intesa Sanpaolo SpA (Italy)	256,392	930,841
JB Financial Group Co. Ltd. (South Korea)	7,800	75,639
JPMorgan Chase & Co.	19,874	3,980,762
KB Financial Group, Inc. (South Korea)	16,030	837,688
Midland States Bancorp, Inc.	3,800	95,494
MidWestOne Financial Group, Inc.	2,233	52,342
Mitsubishi UFJ Financial Group, Inc. (Japan)	3,800	38,662
MVB Financial Corp.	3,000	66,930
National Bank of Greece SA (Greece)*	17,575	137,476
Nordea Bank Abp (Finland)	37,307	421,744
Old National Bancorp	10,550	183,675
Origin Bancorp, Inc.	400	12,496
Oversea-Chinese Banking Corp. Ltd. (Singapore)	73,200	731,405
Pacific Premier Bancorp, Inc.	1,600	38,400
Pathward Financial, Inc.	1,700	85,816
Popular, Inc. (Puerto Rico)	12,900	1,136,361
Powszechna Kasa Oszczednosci Bank Polski SA (Poland)	3,718	55,167
Primis Financial Corp.	8,830	107,461
QCR Holdings, Inc.	1,223	74,285
Renasant Corp.	2,350	73,602
Sandy Spring Bancorp, Inc.	2,700	62,586
Sberbank of Russia PJSC (Russia)^	202,510	—
Shanghai Rural Commercial Bank Co. Ltd. (China) (Class A Stock)	195,000	177,534
Shinhan Financial Group Co. Ltd. (South Korea)	13,136	463,374
Simmons First National Corp. (Class A Stock)	7,200	140,112

See Notes to Financial Statements.

PGIM Balanced Fund   11

Schedule of Investments (unaudited) (continued)

as of March 31, 2024

Description	Shares	Value

COMMON STOCKS (Continued)

Banks (cont’d.)
Skandinaviska Enskilda Banken AB (Sweden) (Class A Stock)	46,202	$625,923
Standard Bank Group Ltd. (South Africa)	18,786	183,791
Svenska Handelsbanken AB (Sweden) (Class A Stock)(a)	23,535	237,939
Swedbank AB (Sweden) (Class A Stock)	30,509	605,535
Synovus Financial Corp.	3,600	144,216
Texas Capital Bancshares, Inc.*	1,800	110,790
Truist Financial Corp.	34,000	1,325,320
UniCredit SpA (Italy)	26,422	1,003,489
Univest Financial Corp.	2,450	51,009
Veritex Holdings, Inc.	5,500	112,695
Wells Fargo & Co.	37,420	2,168,863
Yapi ve Kredi Bankasi A/S (Turkey)*	108,185	91,967

		29,778,931

Beverages 0.9%
Coca-Cola Co. (The)	81,425	4,981,581
Coca-Cola Consolidated, Inc.	260	220,067
Coca-Cola HBC AG (Italy)*	975	30,810
Keurig Dr. Pepper, Inc.	88,200	2,705,094
PepsiCo, Inc.	7,250	1,268,823

		9,206,375

Biotechnology 0.8%
AbbVie, Inc.	24,830	4,521,543
ACADIA Pharmaceuticals, Inc.*	13,400	247,766
Agios Pharmaceuticals, Inc.*	6,700	195,908
Alkermes PLC*	10,700	289,649
Amgen, Inc.	700	199,024
Amicus Therapeutics, Inc.*	6,050	71,269
Blueprint Medicines Corp.*	3,300	313,038
Cytokinetics, Inc.*	1,700	119,187
Day One Biopharmaceuticals, Inc.*	7,200	118,944
Denali Therapeutics, Inc.*	4,000	82,080
Emergent BioSolutions, Inc.*	5,400	13,662
Enanta Pharmaceuticals, Inc.*	4,500	78,570
Fate Therapeutics, Inc.*	10,500	77,070
Halozyme Therapeutics, Inc.*	7,100	288,828
Ideaya Biosciences, Inc.*	900	39,492
Incyte Corp.*	2,400	136,728
iTeos Therapeutics, Inc.*	6,750	92,070
Kiniksa Pharmaceuticals Ltd. (Class A Stock)*	4,400	86,812
MiMedx Group, Inc.*	27,600	212,520
Morphic Holding, Inc.*	2,400	84,480

See Notes to Financial Statements.

Description	Shares	Value

COMMON STOCKS (Continued)

Biotechnology (cont’d.)
Relay Therapeutics, Inc.*	14,600	$121,180
Rocket Pharmaceuticals, Inc.*	6,500	175,110
Twist Bioscience Corp.*	6,900	236,739
United Therapeutics Corp.*	2,100	482,412
Vanda Pharmaceuticals, Inc.*	28,177	115,807

		8,399,888

Broadline Retail 2.2%
Alibaba Group Holding Ltd. (China)	11,000	99,471
Amazon.com, Inc.*	112,190	20,236,832
ContextLogic, Inc. (Class A Stock)*	2,800	15,932
Dollarama, Inc. (Canada)	9,800	746,567
Next PLC (United Kingdom)	1,026	119,595
PDD Holdings, Inc. (China), ADR*	7,600	883,500
Vipshop Holdings Ltd. (China), ADR	3,100	51,305

		22,153,202

Building Products 0.7%
Armstrong World Industries, Inc.	9,000	1,117,980
AZEK Co., Inc. (The)*	45,800	2,300,076
Cie de Saint-Gobain SA (France)	3,813	295,941
Griffon Corp.	2,100	154,014
JELD-WEN Holding, Inc.*	7,300	154,979
Masterbrand, Inc.*	14,600	273,604
Owens Corning	13,600	2,268,480
Quanex Building Products Corp.	1,100	42,273
Resideo Technologies, Inc.*	14,900	334,058
Sanwa Holdings Corp. (Japan)	7,600	132,883

		7,074,288

Capital Markets 1.9%
3i Group PLC (United Kingdom)	22,935	813,216
Amundi SA (France), 144A	2,051	140,877
Angel One Ltd. (India)	1,500	54,771
AssetMark Financial Holdings, Inc.*	2,100	74,361
Bank of New York Mellon Corp. (The)	37,450	2,157,869
BGC Group, Inc. (Class A Stock)	10,900	84,693
BlackRock, Inc.	4,100	3,418,170
Deutsche Bank AG (Germany)	50,067	788,568
Goldman Sachs Group, Inc. (The)	5,000	2,088,450
Hamilton Lane, Inc. (Class A Stock)	2,800	315,728
HDFC Asset Management Co. Ltd. (India), 144A	720	32,469

See Notes to Financial Statements.

PGIM Balanced Fund   13

Schedule of Investments (unaudited) (continued)

as of March 31, 2024

Description	Shares	Value

COMMON STOCKS (Continued)

Capital Markets (cont’d.)

Investec PLC (United Kingdom)	8,850	$59,333
JAFCO Group Co. Ltd. (Japan)*	32,500	401,907
Janus Henderson Group PLC	27,000	888,030
Man Group PLC (United Kingdom)	79,342	267,668
MSCI, Inc.	3,100	1,737,395
Piper Sandler Cos.	900	178,641
Raymond James Financial, Inc.	4,400	565,048
S&P Global, Inc.	8,800	3,743,960
StoneX Group, Inc.*	1,875	131,737
T. Rowe Price Group, Inc.	1,200	146,304
UBS Group AG (Switzerland)	14,896	458,662
Victory Capital Holdings, Inc. (Class A Stock)	1,000	42,430
Virtu Financial, Inc. (Class A Stock)	24,125	495,045
Virtus Investment Partners, Inc.	230	57,035

		19,142,367

Chemicals 1.0%

AdvanSix, Inc.	3,150	90,090
ASAHI YUKIZAI Corp. (Japan)	1,500	52,163
Avient Corp.	6,600	286,440
Cabot Corp.	3,600	331,920
Chambal Fertilisers & Chemicals Ltd. (India)	35,812	147,249
Chugoku Marine Paints Ltd. (Japan)	7,600	111,802
Ecolab, Inc.	10,100	2,332,090
Ecovyst, Inc.*	14,300	159,445
Kemira OYJ (Finland)	5,100	96,410
Lotte Chemical Titan Holding Bhd (Malaysia), 144A*	295,000	70,470
LOTTE Fine Chemical Co. Ltd. (South Korea)	1,716	60,420
OCI Holdings Co. Ltd. (South Korea)	650	45,406
Orica Ltd. (Australia)	1,980	23,551
PPG Industries, Inc.	17,600	2,550,240
SABIC Agri-Nutrients Co. (Saudi Arabia)	7,150	233,783
Sherwin-Williams Co. (The)	9,300	3,230,169
Trinseo PLC	4,700	17,766
Valhi, Inc.	1,850	31,783
Yunnan Yuntianhua Co. Ltd. (China) (Class A Stock)	15,200	38,803

		9,910,000

Commercial Services & Supplies 0.1%

ABM Industries, Inc.	4,200	187,404
ACCO Brands Corp.	18,800	105,468
Brambles Ltd. (Australia)	11,906	125,300
Cimpress PLC (Ireland)*	500	44,255

See Notes to Financial Statements.

Description	Shares	Value

COMMON STOCKS (Continued)

Commercial Services & Supplies (cont’d.)

Deluxe Corp.	7,650	$157,514
Enviri Corp.*	4,300	39,345
HNI Corp.	4,700	212,111
S-1 Corp. (South Korea)	1,275	57,899
Serco Group PLC (United Kingdom)	25,944	62,117

		991,413

Communications Equipment 0.4%

Arista Networks, Inc.*	7,400	2,145,852
Cisco Systems, Inc.	29,287	1,461,714
Nokia OYJ (Finland)	16,250	57,657

		3,665,223

Construction & Engineering 0.1%

ACS Actividades de Construccion y Servicios SA (Spain)	882	36,937
Comfort Systems USA, Inc.	1,220	387,606
Fluor Corp.*	7,800	329,784
Koninklijke BAM Groep NV (Netherlands)	15,400	58,387
Larsen & Toubro Ltd. (India)	2,200	99,505
Sterling Infrastructure, Inc.*	1,100	121,341
Vinci SA (France)	2,131	273,468
Webuild SpA (Italy)	21,900	52,975

		1,360,003

Construction Materials 0.5%

Buzzi SpA (Italy)	1,380	54,197
Cemex SAB de CV (Mexico), UTS*	66,000	59,489
Heidelberg Materials AG (Germany)	7,719	849,718
Holcim AG*	10,898	987,324
James Hardie Industries PLC, CDI*	5,433	218,371
Knife River Corp.*	2,500	202,700
Summit Materials, Inc. (Class A Stock)*	6,190	275,888
Vulcan Materials Co.	10,000	2,729,200

		5,376,887

Consumer Finance 0.1%

Bread Financial Holdings, Inc.	2,300	85,652
Enova International, Inc.*	2,500	157,075
Green Dot Corp. (Class A Stock)*	13,100	122,223

See Notes to Financial Statements.

PGIM Balanced Fund   15

Schedule of Investments (unaudited) (continued)

as of March 31, 2024

Description	Shares	Value

COMMON STOCKS (Continued)

Consumer Finance (cont’d.)

LendingClub Corp.*	12,900	$113,391
LendingTree, Inc.*	2,200	93,148

		571,489

Consumer Staples Distribution & Retail 0.9%

Alimentation Couche-Tard, Inc. (Canada)	14,200	810,455
Carrefour SA (France)	3,410	58,496
Costco Wholesale Corp.	2,725	1,996,417
George Weston Ltd. (Canada)	500	67,554
Koninklijke Ahold Delhaize NV (Netherlands)	21,096	631,230
Loblaw Cos. Ltd. (Canada)	5,700	631,627
Metro, Inc. (Canada)	400	21,474
Sonae SGPS SA (Portugal)	47,449	45,030
Target Corp.	19,900	3,526,479
Tesco PLC (United Kingdom)	137,385	514,572
United Natural Foods, Inc.*	14,400	165,456
Walgreens Boots Alliance, Inc.	9,300	201,717
Walmart, Inc.	10,225	615,238

		9,285,745

Containers & Packaging 0.0%

O-I Glass, Inc.*	12,650	209,864
Pactiv Evergreen, Inc.	7,650	109,548

		319,412

Diversified Consumer Services 0.0%

Coursera, Inc.*	9,400	131,788
Frontdoor, Inc.*	7,800	254,124
Graham Holdings Co. (Class B Stock)	30	23,030

		408,942

Diversified REITs 0.0%

Essential Properties Realty Trust, Inc.	500	13,330
Stockland (Australia)	10,008	31,624

		44,954

Diversified Telecommunication Services 0.8%

AT&T, Inc.	159,700	2,810,720
BT Group PLC (United Kingdom)	28,025	38,786
China Tower Corp. Ltd. (China) (Class H Stock), 144A	1,232,000	141,791

See Notes to Financial Statements.

Description	Shares	Value

COMMON STOCKS (Continued)

Diversified Telecommunication Services (cont’d.)

Koninklijke KPN NV (Netherlands)	125,511	$469,462
Liberty Latin America Ltd. (Puerto Rico) (Class A Stock)*	15,600	108,732
Liberty Latin America Ltd. (Puerto Rico) (Class C Stock)*	20,150	140,848
Ooredoo QPSC (Qatar)	134,810	392,570
Saudi Telecom Co. (Saudi Arabia)	28,624	302,175
Telefonica Brasil SA (Brazil)	13,100	131,930
Verizon Communications, Inc.	87,590	3,675,276

		8,212,290

Electric Utilities 0.5%

ALLETE, Inc.	2,500	149,100
Centrais Eletricas Brasileiras SA (Brazil)	5,400	44,865
Chubu Electric Power Co., Inc. (Japan)	2,700	35,306
Chugoku Electric Power Co., Inc. (The) (Japan)	15,600	117,613
CPFL Energia SA (Brazil)	36,000	250,221
Duke Energy Corp.	3,200	309,472
Endesa SA (Spain)	1,336	24,771
Enel Chile SA (Chile)	837,954	50,371
Inter RAO UES PJSC (Russia)^	4,433,000	5
Kansai Electric Power Co., Inc. (The) (Japan)	7,100	101,309
NextEra Energy, Inc.	2,700	172,557
NRG Energy, Inc.	21,300	1,441,797
PNM Resources, Inc.	6,900	259,716
Portland General Electric Co.	4,300	180,600
Shikoku Electric Power Co., Inc. (Japan)	3,000	23,444
Tohoku Electric Power Co., Inc. (Japan)	8,100	63,489
Tokyo Electric Power Co. Holdings, Inc. (Japan)*	6,300	38,292
Xcel Energy, Inc.	24,800	1,333,000

		4,595,928

Electrical Equipment 0.8%

ABB India Ltd. (India)	330	25,214
ABB Ltd. (Switzerland)	22,408	1,039,514
Acuity Brands, Inc.	500	134,365
Eaton Corp. PLC	7,800	2,438,904
Emerson Electric Co.	9,700	1,100,174
EnerSys	2,950	278,657
GS Yuasa Corp. (Japan)	2,800	58,355
NEXTracker, Inc. (Class A Stock)*	5,600	315,112
Nidec Corp. (Japan)	1,700	70,498
Vertiv Holdings Co. (Class A Stock)	30,500	2,490,935

		7,951,728

See Notes to Financial Statements.

PGIM Balanced Fund   17

Schedule of Investments (unaudited) (continued)

as of March 31, 2024

Description	Shares	Value

COMMON STOCKS (Continued)

Electronic Equipment, Instruments & Components 0.2%

Badger Meter, Inc.	100	$16,181
Belden, Inc.	850	78,719
Celestica, Inc. (Canada)*	5,100	229,143
Compeq Manufacturing Co. Ltd. (Taiwan)	11,000	26,872
Fabrinet (Thailand)*	1,500	283,530
FARO Technologies, Inc.*	2,500	53,775
Gold Circuit Electronics Ltd. (Taiwan)	38,900	297,362
Hon Hai Precision Industry Co. Ltd. (Taiwan)	141,000	684,845
Itron, Inc.*	800	74,016
Knowles Corp.*	9,600	154,560
Mycronic AB (Sweden)	1,675	59,069
Novanta, Inc.*	200	34,954
PC Connection, Inc.	200	13,186
Sanmina Corp.*	300	18,654
TD SYNNEX Corp.	1,300	147,030
TTM Technologies, Inc.*	3,300	51,645
Yokogawa Electric Corp. (Japan)	1,100	25,332

		2,248,873

Energy Equipment & Services 0.1%

Archrock, Inc.	700	13,769
DMC Global, Inc.*	8,500	165,665
Helmerich & Payne, Inc.	300	12,618
Newpark Resources, Inc.*	4,100	29,602
Oceaneering International, Inc.*	9,800	229,320
Oil States International, Inc.*	15,300	94,248
ProPetro Holding Corp.*	6,100	49,288
RPC, Inc.	4,800	37,152
Select Water Solutions, Inc. (Class A Stock)	6,800	62,764
TETRA Technologies, Inc.*	5,600	24,808
Tidewater, Inc.*	200	18,400
Valaris Ltd.*	300	22,578

		760,212

Entertainment 0.5%

Bollore SE (France)	3,230	21,580
Cinemark Holdings, Inc.*	5,600	100,632
CTS Eventim AG & Co. KGaA (Germany)	1,475	131,146
Daiichikosho Co. Ltd. (Japan)	7,500	94,957
Electronic Arts, Inc.	2,525	334,992
GungHo Online Entertainment, Inc. (Japan)	11,800	188,846
Konami Group Corp. (Japan)	400	27,248
MIXI, Inc. (Japan)	6,300	109,027

See Notes to Financial Statements.

Description	Shares	Value

COMMON STOCKS (Continued)

Entertainment (cont’d.)

NetEase, Inc. (China)	39,500	$818,505
Netflix, Inc.*	1,650	1,002,094
Sphere Entertainment Co.*	1,900	93,252
Vivid Seats, Inc. (Class A Stock)*	8,900	53,311
Walt Disney Co. (The)	19,200	2,349,312

		5,324,902

Financial Services 1.9%

AvidXchange Holdings, Inc.*	18,200	239,330
Berkshire Hathaway, Inc. (Class B Stock)*	13,249	5,571,469
Cannae Holdings, Inc.*	800	17,792
Enact Holdings, Inc.	7,900	246,322
EXOR NV (Netherlands)	6,222	692,424
Helia Group Ltd. (Australia)	210,502	536,332
Investor AB (Sweden) (Class B Stock)	21,584	541,636
Mastercard, Inc. (Class A Stock)	9,875	4,755,504
ORIX Corp. (Japan)	5,000	109,359
Paragon Banking Group PLC (United Kingdom)	8,225	71,710
PayPal Holdings, Inc.*	7,900	529,221
Plus500 Ltd. (Israel)	2,800	63,806
Repay Holdings Corp.*	18,400	202,400
StoneCo Ltd. (Brazil) (Class A Stock)*	5,200	86,372
Visa, Inc. (Class A Stock)	18,305	5,108,559

		18,772,236

Food Products 0.7%

Archer-Daniels-Midland Co.	36,750	2,308,268
Associated British Foods PLC (United Kingdom)	11,065	349,110
Avanti Feeds Ltd. (India)	9,350	54,421
Elders Ltd. (Australia)	9,900	60,503
First Pacific Co. Ltd. (Indonesia)	836,000	421,192
Freshpet, Inc.*	7,800	903,708
Hain Celestial Group, Inc. (The)*	11,300	88,818
Indofood Sukses Makmur Tbk PT (Indonesia)	106,800	42,948
Inghams Group Ltd. (Australia)	17,850	41,759
Ingredion, Inc.	4,700	549,195
Meihua Holdings Group Co. Ltd. (China) (Class A Stock)	65,800	91,215
Mowi ASA (Norway)	1,160	21,308
Nestle SA	6,277	666,931
Orion Corp. (South Korea)	3,591	245,037
Simply Good Foods Co. (The)*	2,700	91,881
Suedzucker AG (Germany)	3,975	56,982
Vital Farms, Inc.*	4,900	113,925

See Notes to Financial Statements.

PGIM Balanced Fund   19

Schedule of Investments (unaudited) (continued)

as of March 31, 2024

Description	Shares	Value

COMMON STOCKS (Continued)

Food Products (cont’d.)

WH Group Ltd. (Hong Kong), 144A	70,000	$46,206
Wilmar International Ltd. (China)	223,700	568,226

		6,721,633

Gas Utilities 0.1%

Beijing Enterprises Holdings Ltd. (China)	34,000	98,743
Mahanagar Gas Ltd. (India)	3,875	63,540
Rubis SCA (France)	1,183	41,767
Southwest Gas Holdings, Inc.	800	60,904
Tokyo Gas Co. Ltd. (Japan)	21,100	479,662

		744,616

Ground Transportation 0.5%

ArcBest Corp.	2,100	299,250
Central Japan Railway Co. (Japan)	3,100	76,989
CSX Corp.	3,600	133,452
Odakyu Electric Railway Co. Ltd. (Japan)	3,900	53,761
Saia, Inc.*	1,700	994,500
Uber Technologies, Inc.*	48,000	3,695,520

		5,253,472

Health Care Equipment & Supplies 1.2%

Abbott Laboratories	30,445	3,460,379
AngioDynamics, Inc.*	5,100	29,937
Avanos Medical, Inc.*	11,350	225,978
Axogen, Inc.*	13,300	107,331
Becton, Dickinson & Co.	12,400	3,068,380
Boston Scientific Corp.*	17,800	1,219,122
Cochlear Ltd. (Australia)	144	31,670
CONMED Corp.	2,900	232,232
Haemonetics Corp.*	3,350	285,922
Hologic, Inc.*	7,700	600,292
Integer Holdings Corp.*	400	46,672
Intuitive Surgical, Inc.*	4,900	1,955,541
Japan Lifeline Co. Ltd. (Japan)	9,600	76,586
Lantheus Holdings, Inc.*	1,800	112,032
Medtronic PLC	10,900	949,935
SI-BONE, Inc.*	1,800	29,466
TaiDoc Technology Corp. (Taiwan)	14,000	68,256

		12,499,731

See Notes to Financial Statements.

Description	Shares	Value

COMMON STOCKS (Continued)

Health Care Providers & Services 1.4%

Accolade, Inc.*	17,300	$181,304
AdaptHealth Corp.*	1,800	20,718
Bumrungrad Hospital PCL (Thailand)	55,200	337,778
Cardinal Health, Inc.	15,250	1,706,475
Centene Corp.*	35,100	2,754,648
CorVel Corp.*	850	223,516
Dr. Sulaiman Al Habib Medical Services Group Co. (Saudi Arabia)	2,146	179,354
Elevance Health, Inc.	5,800	3,007,532
HealthEquity, Inc.*	2,200	179,586
Hims & Hers Health, Inc.*	14,600	225,862
Laboratory Corp. of America Holdings	9,500	2,075,370
McKesson Corp.	1,100	590,535
ModivCare, Inc.*	500	11,725
Odontoprev SA (Brazil)	27,800	67,956
Patterson Cos., Inc.	1,900	52,535
Pediatrix Medical Group, Inc.*	7,250	72,718
Sinopharm Group Co. Ltd. (China) (Class H Stock)	71,600	183,603
UnitedHealth Group, Inc.	4,860	2,404,242

		14,275,457

Health Care REITs 0.0%

CareTrust REIT, Inc.	800	19,496
Diversified Healthcare Trust	29,450	72,447

		91,943

Health Care Technology 0.0%

Multiplan Corp.*	92,250	74,833
TruBridge, Inc.*	2,700	24,894

		99,727

Hotel & Resort REITs 0.1%

Park Hotels & Resorts, Inc.	33,500	585,915
RLJ Lodging Trust	3,600	42,552

		628,467

Hotels, Restaurants & Leisure 1.1%

Accor SA (France)	12,997	606,784
Biglari Holdings, Inc. (Class B Stock)*	160	30,349
Bloomin’ Brands, Inc.	1,500	43,020
Chipotle Mexican Grill, Inc.*	1,120	3,255,582
Dave & Buster’s Entertainment, Inc.*	4,250	266,050

See Notes to Financial Statements.

PGIM Balanced Fund   21

Schedule of Investments (unaudited) (continued)

as of March 31, 2024

Description	Shares	Value

COMMON STOCKS (Continued)

Hotels, Restaurants & Leisure (cont’d.)

H World Group Ltd. (China), ADR	900	$34,830
Hilton Worldwide Holdings, Inc.	14,400	3,071,664
La Francaise des Jeux SAEM (France), 144A	4,678	190,665
Leejam Sports Co. JSC (Saudi Arabia)	1,950	113,446
McDonald’s Corp.	8,320	2,345,824
Shake Shack, Inc. (Class A Stock)*	3,000	312,090
Trip.com Group Ltd. (China)*	2,400	106,419
Whitbread PLC (United Kingdom)	13,292	555,711

		10,932,434

Household Durables 0.2%

Century Communities, Inc.	500	48,250
GoPro, Inc. (Class A Stock)*	13,500	30,105
Gree Electric Appliances, Inc. of Zhuhai (China) (Class A Stock)	32,400	174,957
KB Home	4,500	318,960
Lennar Corp. (Class A Stock)	1,500	257,970
Lovesac Co. (The)*	1,000	22,600
M/I Homes, Inc.*	300	40,887
Meritage Homes Corp.	230	40,356
Sangetsu Corp. (Japan)	900	19,672
Sonos, Inc.*	8,800	167,728
Tamron Co. Ltd. (Japan)	4,000	177,802
Taylor Morrison Home Corp.*	5,650	351,260
Taylor Wimpey PLC (United Kingdom)	12,881	22,269
Tri Pointe Homes, Inc.*	1,600	61,856

		1,734,672

Household Products 0.7%

Colgate-Palmolive Co.	36,525	3,289,076
Energizer Holdings, Inc.	7,600	223,744
Essity AB (Sweden) (Class B Stock)	24,498	581,929
Henkel AG & Co. KGaA (Germany)	448	32,280
Procter & Gamble Co. (The)	17,904	2,904,924

		7,031,953

Independent Power & Renewable Electricity Producers 0.3%

AES Corp. (The)	145,500	2,608,815
Capital Power Corp. (Canada)	1,900	53,596
Electric Power Development Co. Ltd. (Japan)	16,200	265,957

		2,928,368

See Notes to Financial Statements.

Description	Shares	Value

COMMON STOCKS (Continued)

Industrial Conglomerates 0.9%

3M Co.	28,550	$3,028,299
DCC PLC (United Kingdom)	450	32,740
General Electric Co.	22,150	3,887,990
Honeywell International, Inc.	2,000	410,500
KOC Holding A/S (Turkey)*	33,018	207,715
Siemens AG (Germany)	6,510	1,243,012

		8,810,256

Industrial REITs 0.2%

Americold Realty Trust, Inc.	25,450	634,214
Goodman Group (Australia)	44,301	975,832
LXP Industrial Trust	15,500	139,810
Prologis, Inc.	1,800	234,396

		1,984,252

Insurance 2.0%

Ageas SA/NV (Belgium)	700	32,428
Allstate Corp. (The)	17,900	3,096,879
Ambac Financial Group, Inc.*	4,850	75,805
American International Group, Inc.	14,500	1,133,465
Assurant, Inc.	13,500	2,541,240
Aviva PLC (United Kingdom)	58,188	365,112
BB Seguridade Participacoes SA (Brazil)	3,300	21,443
Dai-ichi Life Holdings, Inc. (Japan)	2,000	51,009
eHealth, Inc.*	10,100	60,903
Fairfax Financial Holdings Ltd. (Canada)	800	862,338
Genworth Financial, Inc. (Class A Stock)*	41,400	266,202
Great-West Lifeco, Inc. (Canada)	19,000	607,641
iA Financial Corp., Inc. (Canada)	400	24,850
Manulife Financial Corp. (Canada)	38,000	949,053
Marsh & McLennan Cos., Inc.	6,000	1,235,880
Medibank Private Ltd. (Australia)	217,601	533,150
MetLife, Inc.	33,550	2,486,390
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	2,098	1,024,120
Oscar Health, Inc. (Class A Stock)*	17,700	263,199
Palomar Holdings, Inc.*	3,100	259,873
Power Corp. of Canada (Canada)	2,000	56,078
Powszechny Zaklad Ubezpieczen SA (Poland)	4,500	54,962
Progressive Corp. (The)	6,900	1,427,058
Samsung Life Insurance Co. Ltd. (South Korea)	1,910	135,495
Selectquote, Inc.*	18,600	37,200
Stewart Information Services Corp.	1,400	91,084

See Notes to Financial Statements.

PGIM Balanced Fund   23

Schedule of Investments (unaudited) (continued)

as of March 31, 2024

Description	Shares	Value

COMMON STOCKS (Continued)

Insurance (cont’d.)

Sun Life Financial, Inc. (Canada)	14,500	$791,182
Talanx AG (Germany)	936	74,147
Tokio Marine Holdings, Inc. (Japan)	8,100	253,905
Travelers Cos., Inc. (The)	4,300	989,602

		19,801,693

Interactive Media & Services 3.2%

Alphabet, Inc. (Class A Stock)*	68,750	10,376,438
Alphabet, Inc. (Class C Stock)*	58,440	8,898,074
Kuaishou Technology (China), 144A*	84,400	531,264
Meta Platforms, Inc. (Class A Stock)	24,569	11,930,215
Tencent Holdings Ltd. (China)	13,700	533,614

		32,269,605

IT Services 0.6%

BIPROGY, Inc. (Japan)	3,700	109,965
CGI, Inc. (Canada)*	1,000	110,325
Cognizant Technology Solutions Corp. (Class A Stock)	32,000	2,345,280
HCL Technologies Ltd. (India)	26,517	493,019
International Business Machines Corp.	13,694	2,615,006
Sopra Steria Group (France)	1,647	399,139
Unisys Corp.*	12,500	61,375
Wix.com Ltd. (Israel)*	500	68,740
Zensar Technologies Ltd. (India)	27,647	201,862

		6,404,711

Leisure Products 0.0%

Games Workshop Group PLC (United Kingdom)	150	19,010
Solo Brands, Inc. (Class A Stock)*	8,000	17,360
Tomy Co. Ltd. (Japan)	2,900	52,960

		89,330

Life Sciences Tools & Services 0.7%

Medpace Holdings, Inc.*	5,400	2,182,410
Quanterix Corp.*	5,900	139,004
Thermo Fisher Scientific, Inc.	4,958	2,881,639
West Pharmaceutical Services, Inc.	4,200	1,661,982

		6,865,035

See Notes to Financial Statements.

Description	Shares	Value

COMMON STOCKS (Continued)

Machinery 1.0%

Allison Transmission Holdings, Inc.	32,500	$2,637,700
Atlas Copco AB (Sweden) (Class B Stock)	8,224	121,468
Blue Bird Corp.*	6,800	260,712
Cargotec OYJ (Finland) (Class B Stock)*	2,344	163,434
Cummins India Ltd. (India)	710	25,631
Daimler Truck Holding AG (Germany)	13,532	685,731
Deere & Co.	1,600	657,184
Doosan Bobcat, Inc. (South Korea)	2,739	109,894
Epiroc AB (Sweden) (Class B Stock)	1,729	29,281
Flowserve Corp.	43,400	1,982,512
Fujitec Co. Ltd. (Japan)	1,900	47,276
GEA Group AG (Germany)	960	40,589
Georg Fischer AG (Switzerland)	522	38,715
Hitachi Zosen Corp. (Japan)	15,300	133,708
Hyster-Yale Materials Handling, Inc.	2,100	134,757
John Bean Technologies Corp.	2,500	262,225
Konecranes OYJ (Finland)	6,342	329,189
Manitowoc Co., Inc. (The)*	4,400	62,216
Mitsubishi Logisnext Co. Ltd. (Japan)	4,900	59,553
Proto Labs, Inc.*	4,600	164,450
Rational AG (Germany)	100	86,160
Schindler Holding AG (Switzerland)	100	24,401
Schindler Holding AG (Switzerland) (Part. Cert.)	168	42,289
Tennant Co.	2,200	267,542
Terex Corp.	5,100	328,440
Toyota Industries Corp. (Japan)	3,800	397,598
Trelleborg AB (Sweden) (Class B Stock)	6,815	243,691
Volvo AB (Sweden) (Class A Stock)	968	26,655
Volvo AB (Sweden) (Class B Stock)	33,694	913,156
Wartsila OYJ Abp (Finland)	5,716	86,869
Yutong Bus Co. Ltd. (China) (Class A Stock)	44,000	113,838

		10,476,864

Marine Transportation 0.1%

COSCO SHIPPING Holdings Co. Ltd. (China) (Class H Stock)	20,000	21,058
Evergreen Marine Corp. Taiwan Ltd. (Taiwan)	79,600	438,117
Matson, Inc.	900	101,160

		560,335

Media 0.2%

Advantage Solutions, Inc.*	25,600	110,848
Comcast Corp. (Class A Stock)	29,443	1,276,354
Dentsu Group, Inc. (Japan)	1,900	52,757

See Notes to Financial Statements.

PGIM Balanced Fund   25

Schedule of Investments (unaudited) (continued)

as of March 31, 2024

Description	Shares	Value

COMMON STOCKS (Continued)

Media (cont’d.)

Informa PLC (United Kingdom)	5,978	$62,721
Publicis Groupe SA (France)	8,272	901,818

		2,404,498

Metals & Mining 0.9%

Agnico Eagle Mines Ltd. (Canada)	2,200	131,183
ArcelorMittal SA (Luxembourg)	23,457	644,766
BHP Group Ltd. (Australia)	22,255	643,480
BlueScope Steel Ltd. (Australia)	7,145	111,127
Carpenter Technology Corp.	350	24,997
Commercial Metals Co.	3,950	232,141
Fortescue Ltd. (Australia)	40,328	674,891
Freeport-McMoRan, Inc.	62,000	2,915,240
Glencore PLC (Australia)	89,217	489,584
Hindalco Industries Ltd. (India)	60,284	407,015
Materion Corp.	100	13,175
Metallus, Inc.*	2,100	46,725
Nippon Steel Corp. (Japan)	24,000	577,548
Polyus PJSC (Russia)*^	3,704	—
Radius Recycling, Inc.	8,150	172,209
Rio Tinto Ltd. (Australia)	1,610	127,778
Rio Tinto PLC (Australia)	11,072	700,026
SSAB AB (Sweden) (Class A Stock)	32,501	240,157
Tokyo Steel Manufacturing Co. Ltd. (Japan)	9,800	107,461
Vale SA (Brazil)	62,000	754,572
West African Resources Ltd. (Australia)*	629,919	493,249

		9,507,324

Mortgage Real Estate Investment Trusts (REITs) 0.0%

Granite Point Mortgage Trust, Inc.	16,800	80,136
MFA Financial, Inc.	21,900	249,879
PennyMac Mortgage Investment Trust	3,500	51,380

		381,395

Multi-Utilities 0.3%

Avista Corp.	7,000	245,140
Black Hills Corp.	4,250	232,050
Centrica PLC (United Kingdom)	240,996	388,500
CMS Energy Corp.	38,400	2,317,056

		3,182,746

See Notes to Financial Statements.

Description	Shares	Value

COMMON STOCKS (Continued)

Office REITs 0.0%

Dexus (Australia)	4,610	$23,753
Hudson Pacific Properties, Inc.	7,700	49,665
Office Properties Income Trust	24,450	49,878
Paramount Group, Inc.	22,900	107,401

		230,697

Oil, Gas & Consumable Fuels 2.2%

Amplify Energy Corp.*	14,300	94,523
ARC Resources Ltd. (Canada)	5,800	103,407
BW LPG Ltd. (Singapore), 144A	22,795	254,296
California Resources Corp.	5,100	281,010
Cheniere Energy, Inc.	9,700	1,564,416
Chevron Corp.	4,425	698,000
Chord Energy Corp.	100	17,824
ConocoPhillips	11,700	1,489,176
Diamondback Energy, Inc.	900	178,353
ENEOS Holdings, Inc. (Japan)	11,500	55,405
Equinor ASA (Norway)	16,761	449,436
Exxon Mobil Corp.	51,925	6,035,762
Golar LNG Ltd. (Cameroon)	1,900	45,714
Great Eastern Shipping Co. Ltd. (The) (India)	4,645	55,863
Hafnia Ltd. (Singapore)	13,817	95,327
Harbour Energy PLC (United Kingdom)	17,250	60,076
Imperial Oil Ltd. (Canada)	6,500	448,337
Inpex Corp. (Japan)	8,100	123,130
Kosmos Energy Ltd. (Ghana)*	33,500	199,660
LUKOIL PJSC (Russia)^	10,297	—
Marathon Petroleum Corp.	7,100	1,430,650
Murphy Oil Corp.	7,550	345,035
Oil & Natural Gas Corp. Ltd. (India)	252,605	815,416
Oil Refineries Ltd. (Israel)	111,378	36,965
PBF Energy, Inc. (Class A Stock)	2,900	166,953
Peabody Energy Corp.	11,850	287,481
PetroChina Co. Ltd. (China) (Class H Stock)	804,000	689,528
Petroleo Brasileiro SA (Brazil)	16,600	126,865
Phillips 66	19,700	3,217,798
REX American Resources Corp.*	300	17,613
Rosneft Oil Co. PJSC (Russia)^	31,520	—
Saras SpA (Italy)	30,025	57,393
Shanxi Lu’an Environmental Energy Development Co. Ltd. (China) (Class A Stock)	52,700	145,571
Shell PLC (Netherlands)	41,776	1,386,107
SM Energy Co.	7,400	368,890

See Notes to Financial Statements.

PGIM Balanced Fund   27

Schedule of Investments (unaudited) (continued)

as of March 31, 2024

Description	Shares	Value

COMMON STOCKS (Continued)

Oil, Gas & Consumable Fuels (cont’d.)

TotalEnergies SE (France)	5,548	$381,644
World Kinect Corp.	6,549	173,221

		21,896,845

Paper & Forest Products 0.0%

Navigator Co. SA (The) (Portugal)	14,975	65,482

Passenger Airlines 0.2%

Air Canada (Canada)*	1,700	24,611
Deutsche Lufthansa AG (Germany)*	16,033	126,008
easyJet PLC (United Kingdom)	41,345	297,600
Japan Airlines Co. Ltd. (Japan)	29,900	567,733
Singapore Airlines Ltd. (Singapore)	83,400	395,275
SkyWest, Inc.*	3,360	232,109
Turk Hava Yollari AO (Turkey)*	2,510	23,107

		1,666,443

Personal Care Products 0.1%

BellRing Brands, Inc.*	6,100	360,083
Chlitina Holding Ltd. (China)	43,000	262,043
Colgate-Palmolive India Ltd. (India)	730	23,785

		645,911

Pharmaceuticals 3.1%

Amneal Pharmaceuticals, Inc.*	29,900	181,194
AstraZeneca PLC (United Kingdom)	2,183	293,273
Aurobindo Pharma Ltd. (India)	1,790	23,455
Bristol-Myers Squibb Co.	57,845	3,136,934
China Medical System Holdings Ltd. (China)	263,000	276,324
Chugai Pharmaceutical Co. Ltd. (Japan)	17,800	680,234
Cipla Ltd. (India)	6,925	124,489
Daiichi Sankyo Co. Ltd. (Japan)	1,600	50,910
Dr. Reddy’s Laboratories Ltd. (India)	2,250	166,284
Elanco Animal Health, Inc.*	96,300	1,567,764
Eli Lilly & Co.	5,350	4,162,086
GSK PLC	45,117	968,680
Hikma Pharmaceuticals PLC (Jordan)	900	21,772
Intra-Cellular Therapies, Inc.*	4,300	297,560
Ipsen SA (France)	181	21,538
Johnson & Johnson	40,319	6,378,063
Ligand Pharmaceuticals, Inc.*	400	29,240
Lupin Ltd. (India)	4,350	84,440

See Notes to Financial Statements.

Description	Shares	Value

COMMON STOCKS (Continued)

Pharmaceuticals (cont’d.)

Merck & Co., Inc.	43,125	$5,690,344
Novartis AG (Switzerland)	14,505	1,404,932
Novo Nordisk A/S (Denmark) (Class B Stock)	20,240	2,596,254
Otsuka Holdings Co. Ltd. (Japan)	16,900	701,997
Pacira BioSciences, Inc.*	2,600	75,972
Prestige Consumer Healthcare, Inc.*	2,110	153,102
Roche Holding AG	1,753	447,574
Santen Pharmaceutical Co. Ltd. (Japan)	5,200	51,138
Shionogi & Co. Ltd. (Japan)	7,500	383,263
Sun Pharmaceutical Industries Ltd. (India)	19,224	374,248
Takeda Pharmaceutical Co. Ltd. (Japan)	19,400	539,590

		30,882,654

Professional Services 0.2%

Alight, Inc. (Class A Stock)*	3,000	29,550
Automatic Data Processing, Inc.	900	224,766
Conduent, Inc.*	7,800	26,364
Dun & Bradstreet Holdings, Inc.	89,300	896,572
ExlService Holdings, Inc.*	450	14,310
Maximus, Inc.	2,000	167,800
MEITEC Group Holdings, Inc. (Japan)	2,500	48,336
Open Up Group, Inc. (Japan)	21,900	297,109
Resources Connection, Inc.	6,600	86,856
TriNet Group, Inc.	400	52,996
TrueBlue, Inc.*	4,350	54,462
TTEC Holdings, Inc.	8,150	84,515
Upwork, Inc.*	16,900	207,194
UT Group Co. Ltd. (Japan)	2,300	54,002

		2,244,832

Real Estate Management & Development 0.3%

Anywhere Real Estate, Inc.*	36,250	224,025
Douglas Elliman, Inc.*	19,800	31,284
Emaar Properties PJSC (United Arab Emirates)	310,226	688,478
Forestar Group, Inc.*	5,200	208,988
Jones Lang LaSalle, Inc.*	1,900	370,671
Mitsubishi Estate Co. Ltd. (Japan)	9,000	164,214
Mitsui Fudosan Co. Ltd. (Japan)	42,300	456,056
Redfin Corp.*	2,000	13,300
Zillow Group, Inc. (Class A Stock)*	9,600	459,456
Zillow Group, Inc. (Class C Stock)*	7,600	370,728

		2,987,200

See Notes to Financial Statements.

PGIM Balanced Fund   29

Schedule of Investments (unaudited) (continued)

as of March 31, 2024

Description	Shares	Value

COMMON STOCKS (Continued)

Residential REITs 0.2%

Centerspace	2,100	$119,994
Equity Residential	33,600	2,120,496
Veris Residential, Inc.	4,300	65,403

		2,305,893

Retail REITs 0.1%

Acadia Realty Trust	11,600	197,316
InvenTrust Properties Corp.	7,800	200,538
Kite Realty Group Trust	8,500	184,280
Klepierre SA (France)	22,906	592,935
Scentre Group (Australia)	23,166	51,163
SITE Centers Corp.	7,000	102,550
Unibail-Rodamco-Westfield (France)*	1,245	100,155
Urban Edge Properties	1,000	17,270

		1,446,207

Semiconductors & Semiconductor Equipment 5.9%

Advanced Micro Devices, Inc.*	1,300	234,637
Amkor Technology, Inc.	6,950	224,068
Applied Materials, Inc.	19,400	4,000,862
ASM International NV (Netherlands)	477	292,116
ASML Holding NV (Netherlands)	1,594	1,545,322
Axcelis Technologies, Inc.*	1,500	167,280
BE Semiconductor Industries NV (Netherlands)	342	52,387
Broadcom, Inc.	2,855	3,784,046
Disco Corp. (Japan)	2,700	986,941
FormFactor, Inc.*	6,600	301,158
Intel Corp.	103,300	4,562,761
Lam Research Corp.	3,700	3,594,809
MediaTek, Inc. (Taiwan)	17,000	615,983
Micron Technology, Inc.	4,500	530,505
NVIDIA Corp.	28,750	25,977,350
NXP Semiconductors NV (China)	6,100	1,511,397
Onto Innovation, Inc.*	1,800	325,944
Photronics, Inc.*	4,200	118,944
Qorvo, Inc.*	2,700	310,041
QUALCOMM, Inc.	30,600	5,180,580
Rambus, Inc.*	1,000	61,810
Renesas Electronics Corp. (Japan)	32,500	579,171
RS Technologies Co. Ltd. (Japan)	3,200	64,206
SCREEN Holdings Co. Ltd. (Japan)	5,300	687,171
SK Hynix, Inc. (South Korea)	2,682	355,299
SMART Global Holdings, Inc.*	800	21,056

See Notes to Financial Statements.

Description	Shares	Value

COMMON STOCKS (Continued)

Semiconductors & Semiconductor Equipment (cont’d.)

Synaptics, Inc.*	2,700	$263,412
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	131,000	3,138,264

		59,487,520

Software 5.3%

ACI Worldwide, Inc.*	10,500	348,705
Adeia, Inc.	14,950	163,254
Adobe, Inc.*	1,368	690,293
Alarm.com Holdings, Inc.*	1,100	79,717
Appfolio, Inc. (Class A Stock)*	1,560	384,914
Birlasoft Ltd. (India)	13,275	118,608
Blackbaud, Inc.*	1,300	96,382
Box, Inc. (Class A Stock)*	6,150	174,168
Cadence Design Systems, Inc.*	7,500	2,334,600
Check Point Software Technologies Ltd. (Israel)*	4,700	770,847
CommVault Systems, Inc.*	3,350	339,790
Crowdstrike Holdings, Inc. (Class A Stock)*	4,500	1,442,655
Freshworks, Inc. (Class A Stock)*	1,400	25,494
Intapp, Inc.*	4,400	150,920
LiveRamp Holdings, Inc.*	4,400	151,800
Microsoft Corp.	84,116	35,389,284
MicroStrategy, Inc. (Class A Stock)*	50	85,228
Mitek Systems, Inc.*	3,700	52,170
Nemetschek SE (Germany)	3,458	342,283
Nice Ltd. (Israel)*	260	67,663
Oracle Corp.	2,900	364,269
Q2 Holdings, Inc.*	800	42,048
Rakus Co. Ltd. (Japan)	4,000	54,268
Rapid7, Inc.*	700	34,328
Roper Technologies, Inc.	200	112,168
Salesforce, Inc.	15,900	4,788,762
SAP SE (Germany)	425	82,756
ServiceNow, Inc.*	4,050	3,087,720
SolarWinds Corp.*	20,000	252,400
SPS Commerce, Inc.*	1,300	240,370
Teradata Corp.*	18,975	733,763
Verint Systems, Inc.*	6,700	222,105
Workday, Inc. (Class A Stock)*	1,000	272,750
Yext, Inc.*	5,900	35,577

		53,532,059

Specialized REITs 0.2%

Iron Mountain, Inc.	3,100	248,651

See Notes to Financial Statements.

PGIM Balanced Fund   31

Schedule of Investments (unaudited) (continued)

as of March 31, 2024

Description	Shares	Value

COMMON STOCKS (Continued)

Specialized REITs (cont’d.)

Outfront Media, Inc.	8,500	$142,715
PotlatchDeltic Corp.	600	28,212
Public Storage	6,200	1,798,372
Uniti Group, Inc.	6,100	35,990

		2,253,940

Specialty Retail 1.0%

Aaron’s Co., Inc. (The)	3,500	26,250
Abercrombie & Fitch Co. (Class A Stock)*	1,800	225,594
Academy Sports & Outdoors, Inc.	2,400	162,096
American Eagle Outfitters, Inc.	2,100	54,159
Carvana Co.*	300	26,373
Group 1 Automotive, Inc.	480	140,270
Home Depot, Inc. (The)	11,858	4,548,729
Industria de Diseno Textil SA (Spain)	21,175	1,066,295
JB Hi-Fi Ltd. (Australia)	9,088	380,447
Lowe’s Cos., Inc.	9,375	2,388,094
Petco Health & Wellness Co., Inc.*	90,000	205,200
Sanrio Co. Ltd. (Japan)	9,900	190,517
Signet Jewelers Ltd.	1,800	180,126
Super Retail Group Ltd. (Australia)	5,725	60,077
Trent Ltd. (India)	9,095	431,701
Ulta Beauty, Inc.*	300	156,864
Urban Outfitters, Inc.*	7,100	308,282

		10,551,074

Technology Hardware, Storage & Peripherals 3.3%

Acer, Inc. (Taiwan)	38,000	55,390
Apple, Inc.	152,954	26,228,552
Asustek Computer, Inc. (Taiwan)	3,000	39,715
Compal Electronics, Inc. (Taiwan)	18,000	21,558
Hewlett Packard Enterprise Co.	84,250	1,493,752
Logitech International SA (Switzerland)	7,099	636,137
NetApp, Inc.	4,400	461,868
Quanta Computer, Inc. (Taiwan)	102,000	893,211
Samsung Electronics Co. Ltd. (South Korea)	10,714	643,885
Seiko Epson Corp. (Japan)	3,400	59,475
Super Micro Computer, Inc.*	1,700	1,717,051
Wistron Corp. (Taiwan)	147,000	553,761
Wiwynn Corp. (Taiwan)	1,000	68,476
Xiaomi Corp. (China) (Class B Stock), 144A*	104,200	204,574

		33,077,405

See Notes to Financial Statements.

Description	Shares	Value

COMMON STOCKS (Continued)

Textiles, Apparel & Luxury Goods 0.3%

ANTA Sports Products Ltd. (China)	58,400	$622,708
G-III Apparel Group Ltd.*	6,600	191,466
Hanesbrands, Inc.*	6,300	36,540
Hermes International SCA (France)	445	1,137,323
LVMH Moet Hennessy Louis Vuitton SE (France)	427	384,213
Wolverine World Wide, Inc.	15,600	174,876
Youngone Corp. (South Korea)	1,898	57,099

		2,604,225

Tobacco 0.1%

Godfrey Phillips India Ltd. (India)	1,750	65,050
Imperial Brands PLC (United Kingdom)	30,236	675,914
KT&G Corp. (South Korea)	434	30,207
Scandinavian Tobacco Group A/S (Denmark), 144A	16,662	298,015
Turning Point Brands, Inc.	2,500	73,250
Universal Corp.	3,900	201,708

		1,344,144

Trading Companies & Distributors 0.4%

Beacon Roofing Supply, Inc.*	3,400	333,268
BlueLinx Holdings, Inc.*	100	13,024
Boise Cascade Co.	710	108,893
GMS, Inc.*	3,090	300,780
Herc Holdings, Inc.	1,800	302,940
Mitsubishi Corp. (Japan)	41,200	952,183
Mitsui & Co. Ltd. (Japan)	18,900	883,605
MRC Global, Inc.*	5,600	70,392
Russel Metals, Inc. (Canada)	5,500	183,002
Toromont Industries Ltd. (Canada)	500	48,115
Toyota Tsusho Corp. (Japan)	900	61,804
W.W. Grainger, Inc.	500	508,650

		3,766,656

Transportation Infrastructure 0.0%

Aena SME SA (Spain), 144A	1,210	238,314

Water Utilities 0.0%

California Water Service Group	800	37,184
SJW Group	2,500	141,475

		178,659

See Notes to Financial Statements.

PGIM Balanced Fund   33

Schedule of Investments (unaudited) (continued)

as of March 31, 2024

Description	Shares	Value

COMMON STOCKS (Continued)

Wireless Telecommunication Services 0.1%
Digicel International Finance Ltd. (Jamaica) (original cost $13,985; purchased 01/29/24 - 02/08/24)*^(f)	11,557	$24,847
Etihad Etisalat Co. (Saudi Arabia)	7,865	110,288
Intelsat Emergence SA (Luxembourg)*	4,226	113,574
Spok Holdings, Inc.	5,600	89,320
Telephone & Data Systems, Inc.	11,600	185,832
TIM SA (Brazil)	35,600	126,276
Turkcell Iletisim Hizmetleri A/S (Turkey)	40,578	85,772

		735,909

TOTAL COMMON STOCKS (cost $404,660,508)		606,727,434

PREFERRED STOCKS 0.2%

Automobiles 0.0%
Bayerische Motoren Werke AG (Germany) (PRFC)	242	25,967

Banks 0.0%
Citigroup Capital XIII, 11.949%(c), 3 Month SOFR + 6.632%, Maturing 10/30/40	3,000	88,410

Capital Markets 0.0%
State Street Corp., 5.350%(ff), Series G, Maturing 03/15/26(oo)	5,000	122,450

Electric Utilities 0.1%
Cia Energetica de Minas Gerais (Brazil) (PRFC)	97,739	245,156

Household Products 0.0%
Henkel AG & Co. KGaA (Germany) (PRFC)	728	58,514

Oil, Gas & Consumable Fuels 0.1%
Petroleo Brasileiro SA (Brazil) (PRFC)	115,600	864,338

Technology Hardware, Storage & Peripherals 0.0%
Samsung Electronics Co. Ltd. (South Korea) (PRFC)	3,708	185,075

Wireless Telecommunication Services 0.0%
Digicel International Finance Ltd. (Jamaica) (original cost $24,920; purchased 01/26/24 - 01/29/24)*^(f)	2,979	30,366

TOTAL PREFERRED STOCKS (cost $1,196,429)		1,620,276

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES 5.0%

Automobiles 0.8%

AmeriCredit Automobile Receivables Trust,
Series 2020-02, Class D	2.130%	03/18/26	100	$97,655
Avis Budget Rental Car Funding AESOP LLC,
Series 2020-02A, Class A, 144A	2.020	02/20/27	100	94,377
Series 2021-02A, Class C, 144A	2.350	02/20/28	500	451,934
Series 2023-03A, Class B, 144A	6.120	02/22/28	400	403,574
Series 2024-01A, Class A, 144A	5.360	06/20/30	400	401,980
Series 2024-01A, Class B, 144A	5.850	06/20/30	100	100,050
Exeter Automobile Receivables Trust,
Series 2020-03A, Class D	1.730	07/15/26	34	33,444
Ford Credit Auto Owner Trust,
Series 2021-01, Class C, 144A	1.910	10/17/33	180	166,570
Series 2021-02, Class D, 144A	2.600	05/15/34	300	274,581
Series 2023-01, Class C, 144A	5.580	08/15/35	500	498,063
Hertz Vehicle Financing III LLC,
Series 2022-01A, Class C, 144A	2.630	06/25/26	100	96,078
Series 2023-01A, Class B, 144A	6.220	06/25/27	500	502,559
Hertz Vehicle Financing III LP,
Series 2021-02A, Class A, 144A	1.680	12/27/27	700	638,763
Series 2021-02A, Class B, 144A	2.120	12/27/27	100	91,082
Hertz Vehicle Financing LLC,
Series 2022-02A, Class B, 144A	2.650	06/26/28	100	91,316
JPMorgan Chase Bank, NA,
Series 2021-02, Class D, 144A	1.138	12/26/28	32	31,640
OneMain Direct Auto Receivables Trust,
Series 2019-01A, Class A, 144A	3.630	09/14/27	1,280	1,262,210
Series 2021-01A, Class C, 144A	1.420	07/14/28	500	458,717
Series 2023-01A, Class B, 144A	5.810	02/14/31	1,000	1,004,745
Series 2023-01A, Class C, 144A	6.140	02/14/31	400	400,464
Santander Bank Auto Credit-Linked Notes,
Series 2022-A, Class C, 144A	7.375	05/15/32	80	80,466
Series 2022-C, Class E, 144A	11.366	12/15/32	133	136,216
Santander Drive Auto Receivables Trust,
Series 2020-02, Class D	2.220	09/15/26	22	21,516
Series 2020-03, Class D	1.640	11/16/26	161	158,981
Series 2020-04, Class D	1.480	01/15/27	161	158,626
Series 2021-01, Class D	1.130	11/16/26	524	513,083

				8,168,690

See Notes to Financial Statements.

PGIM Balanced Fund   35

Schedule of Investments (unaudited) (continued)

as of March 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations 3.6%

AlbaCore Euro CLO DAC (Ireland),
Series 04A, Class B1, 144A, 3 Month EURIBOR + 2.600% (Cap N/A, Floor 2.600%)	6.542%(c)	07/15/35	EUR 2,000	$2,166,195
Balboa Bay Loan Funding Ltd. (Cayman Islands),
Series 2020-01A, Class AR, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.120%)	6.699(c)	01/20/32	1,496	1,497,306
Barings CLO Ltd. (Cayman Islands),
Series LP-02A, Class A, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)	6.679(c)	01/20/34	2,100	2,101,495
Battalion CLO Ltd. (Cayman Islands),
Series 2018-12A, Class A1, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.070%)	6.651(c)	05/17/31	912	912,919
Carlyle CLO Ltd. (Cayman Islands),
Series C17A, Class A1AR, 144A, 3 Month SOFR + 1.292% (Cap N/A, Floor 0.000%)	6.609(c)	04/30/31	909	903,029
CVC Cordatus Loan Fund DAC (Ireland),
Series 14A, Class A1R, 144A, 3 Month EURIBOR + 0.850% (Cap N/A, Floor 0.850%)	4.793(c)	05/22/32	EUR 1,500	1,606,014
Series 14A, Class A2R, 144A	1.250	05/22/32	EUR 1,500	1,536,152
Elmwood CLO Ltd. (Cayman Islands),
Series 2019-02A, Class AR, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.412%)	6.729(c)	04/20/34	1,350	1,351,215
Madison Park Funding Ltd. (Cayman Islands),
Series 2021-59A, Class A, 144A, 3 Month SOFR + 1.402% (Cap N/A, Floor 1.140%)	6.700(c)	01/18/34	1,500	1,500,300
Series 2021-59A, Class B, 144A, 3 Month SOFR + 1.962% (Cap N/A, Floor 1.700%)	7.260(c)	01/18/34	1,000	1,000,285
OZLM Ltd. (Cayman Islands),
Series 2018-20A, Class A1, 144A, 3 Month SOFR + 1.312% (Cap N/A, Floor 1.050%)	6.629(c)	04/20/31	1,206	1,207,790
Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands),
Series 2019-02A, Class A1R, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)	6.756(c)	10/15/34	3,500	3,500,177
Sixth Street CLO Ltd. (Cayman Islands),
Series 2021-19A, Class A, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)	6.679(c)	07/20/34	4,000	3,996,274
St. Paul’s CLO DAC (Ireland),
Series 10A, Class AR, 144A, 3 Month EURIBOR + 0.800% (Cap N/A, Floor 0.800%)	4.770(c)	04/22/35	EUR 3,323	3,534,950

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)

TCW CLO Ltd. (Cayman Islands),
Series 2019-02A, Class A1R, 144A, 3 Month SOFR + 1.280% (Cap N/A, Floor 1.280%)	6.598%(c)	10/20/32	3,500	$3,501,756
TIAA CLO Ltd. (Cayman Islands),
Series 2016-01A, Class AR, 144A, 3 Month SOFR + 1.462% (Cap N/A, Floor 1.200%)	6.779(c)	07/20/31	226	226,051
Toro European CLO DAC (Ireland),
Series 09A, Class A, 144A, 3 Month EURIBOR + 1.650% (Cap N/A, Floor 1.650%)	5.547(c)	04/15/37	EUR 1,750	1,890,696
Trinitas Euro CLO DAC (Ireland),
Series 02A, Class CR, 144A, 3 Month EURIBOR + 3.750% (Cap N/A, Floor 3.750%)	7.692(c)	04/15/35	EUR 2,750	2,982,341
Wellfleet CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A1, 144A, 3 Month SOFR + 1.462% (Cap N/A, Floor 1.200%)	6.779(c)	10/20/31	490	489,916

				35,904,861

Consumer Loans 0.3%

Fairstone Financial Issuance Trust (Canada),
Series 2020-01A, Class A, 144A	2.509	10/20/39	CAD 133	96,196
Lending Funding Trust,
Series 2020-02A, Class A, 144A	2.320	04/21/31	100	92,865
Lendmark Funding Trust,
Series 2021-01A, Class A, 144A	1.900	11/20/31	700	640,161
Mariner Finance Issuance Trust,
Series 2020-AA, Class A, 144A	2.190	08/21/34	77	76,236
OneMain Financial Issuance Trust,
Series 2020-02A, Class A, 144A	1.750	09/14/35	400	372,544
Series 2022-02A, Class D, 144A	6.550	10/14/34	800	783,185
Series 2023-02A, Class C, 144A	6.740	09/15/36	200	202,814
Series 2023-02A, Class D, 144A	7.520	09/15/36	200	205,041
Regional Management Issuance Trust,
Series 2022-01, Class A, 144A	3.070	03/15/32	400	383,252

				2,852,294

Credit Cards 0.0%

Newday Funding Master Issuer PLC (United Kingdom),
Series 2021-02A, Class A1, 144A, SONIA + 0.800% (Cap N/A, Floor 0.000%)	6.000(c)	07/15/29	GBP 100	126,287

See Notes to Financial Statements.

PGIM Balanced Fund   37

Schedule of Investments (unaudited) (continued)

as of March 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Equipment 0.0%

MMAF Equipment Finance LLC,
Series 2017-B, Class A5, 144A	2.720%	06/15/40	186	$182,714

Home Equity Loans 0.1%

JPMorgan Mortgage Trust,
Series 2023-HE02, Class A1, 144A, 30 Day Average SOFR + 1.700% (Cap N/A, Floor 0.000%)	7.019(c)	03/25/54	303	305,529
Towd Point HE Trust,
Series 2023-01, Class A1A, 144A	6.875	02/25/63	107	107,361
Towd Point Mortgage Trust,
Series 2023-CES02, Class A1A, 144A	7.294(cc)	10/25/63	284	289,258
Series 2024-CES01, Class A1A, 144A	5.848(cc)	01/25/64	98	97,970
Series 2024-CES02, Class A1A, 144A	6.125(cc)	02/25/64	99	99,180

				899,298

Other 0.1%

Loandepot GMSR Master Trust,
Series 2018-GT01, Class A, 144A, 1 Month SOFR + 3.664% (Cap N/A, Floor 2.800%)	8.991(c)	10/16/25	100	97,438
TH MSR Issuer Trust,
Series 2019-FT01, Class A, 144A, 1 Month SOFR + 2.914% (Cap N/A, Floor 2.800%)	8.244(c)	06/25/24	700	695,171

				792,609

Residential Mortgage-Backed Securities 0.0%

Countrywide Asset-Backed Certificates Trust,
Series 2004-01, Class M1, 1 Month SOFR + 0.864% (Cap N/A, Floor 0.750%)	6.194(c)	03/25/34	20	20,389
Rathlin Residential DAC (Ireland),
Series 2021-01A, Class A, 144A, 1 Month EURIBOR + 2.000% (Cap N/A, Floor 0.000%)	5.886(c)	09/27/75	EUR 260	276,892

				297,281

Student Loans 0.1%

Commonbond Student Loan Trust,
Series 2017-BGS, Class A1, 144A	2.680	09/25/42	86	77,985
Series 2018-AGS, Class A1, 144A	3.210	02/25/44	68	62,898
Series 2018-CGS, Class A1, 144A	3.870	02/25/46	26	24,993

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Student Loans (cont’d.)
Laurel Road Prime Student Loan Trust,
Series 2018-B, Class A2FX, 144A	3.540%	05/26/43	4	$3,704
Series 2019-A, Class A2FX, 144A	2.730	10/25/48	28	27,570
Navient Private Education Refi Loan Trust,
Series 2018-CA, Class A2, 144A	3.520	06/16/42	10	9,673
Series 2019-CA, Class A2, 144A	3.130	02/15/68	77	74,377
SoFi Professional Loan Program LLC,
Series 2019-B, Class A2FX, 144A	3.090	08/17/48	107	101,958
Series 2019-C, Class A2FX, 144A	2.370	11/16/48	216	201,637
SoFi Professional Loan Program Trust,
Series 2018-B, Class A2FX, 144A	3.340	08/25/47	53	51,448
Series 2020-A, Class A2FX, 144A	2.540	05/15/46	291	273,838

				910,081

TOTAL ASSET-BACKED SECURITIES
(cost $51,077,997)				50,134,115

COMMERCIAL MORTGAGE-BACKED SECURITIES 5.8%

BANK,
Series 2017-BNK04, Class A3	3.362	05/15/50	995	944,379
Series 2020-BN26, Class A3	2.155	03/15/63	1,800	1,537,801
Bank of America Merrill Lynch Commercial Mortgage Trust,
Series 2017-BNK03, Class XB, IO	0.584(cc)	02/15/50	40,575	619,876
Barclays Commercial Mortgage Securities Trust,
Series 2018-C02, Class A4	4.047	12/15/51	1,351	1,297,094
Series 2020-C07, Class XB, IO	0.985(cc)	04/15/53	4,900	257,863
Series 2023-05C23, Class A3	6.675(cc)	12/15/56	2,500	2,655,674
Benchmark Mortgage Trust,
Series 2018-B02, Class A4	3.615	02/15/51	1,400	1,325,341
Series 2019-B13, Class A3	2.701	08/15/57	1,800	1,608,222
Series 2019-B15, Class A2	2.914	12/15/72	1,000	951,965
Series 2020-B17, Class A4	2.042	03/15/53	650	539,338
Series 2023-V02, Class A3	5.812(cc)	05/15/55	1,400	1,431,322
BMO Mortgage Trust,
Series 2023-C06, Class XB, IO	0.153(cc)	09/15/56	90,697	1,392,725
Series 2023-C07, Class A2	6.770	12/15/56	1,800	1,889,532
BX Commercial Mortgage Trust,
Series 2019-XL, Class J, 144A, 1 Month SOFR + 2.764% (Cap N/A, Floor 2.650%)	8.090(c)	10/15/36	703	692,570
Series 2021-ACNT, Class E, 144A, 1 Month SOFR + 2.311% (Cap N/A, Floor 2.197%)	7.636(c)	11/15/38	985	974,168

See Notes to Financial Statements.

PGIM Balanced Fund   39

Schedule of Investments (unaudited) (continued)

as of March 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
BX Trust,
Series 2021-LGCY, Class F, 144A, 1 Month SOFR + 2.063% (Cap N/A, Floor 1.949%)	7.388%(c)	10/15/36	1,350	$1,321,415
CENT Trust,
Series 2023-CITY, Class A, 144A, 1 Month SOFR + 2.620% (Cap N/A, Floor 2.620%)	7.945(c)	09/15/38	750	757,492
CFK Trust,
Series 2020-MF02, Class B, 144A	2.792	03/15/39	1,200	1,020,533
Citigroup Commercial Mortgage Trust,
Series 2015-GC29, Class A3	2.935	04/10/48	385	376,342
Series 2015-P01, Class A4	3.462	09/15/48	600	586,757
Series 2019-GC41, Class A4	2.620	08/10/56	3,600	3,170,593
Series 2020-GC46, Class A4	2.477	02/15/53	1,400	1,220,672
Commercial Mortgage Trust,
Series 2014-UBS04, Class A4	3.420	08/10/47	555	553,197
Series 2015-LC21, Class A3	3.445	07/10/48	468	458,726
Credit Suisse Mortgage Capital Certificates,
Series 2019-ICE04, Class F, 144A, 1 Month SOFR + 2.697% (Cap N/A, Floor 2.650%)	8.023(c)	05/15/36	1,762	1,756,630
Credit Suisse Mortgage Trust,
Series 2014-USA, Class A2, 144A	3.953	09/15/37	1,600	1,416,000
CSAIL Commercial Mortgage Trust,
Series 2015-C02, Class A3	3.231	06/15/57	649	638,529
Series 2017-C08, Class A3	3.127	06/15/50	723	670,936
Deutsche Bank Commercial Mortgage Trust,
Series 2016-C01, Class A3A	3.015	05/10/49	705	671,524
FHLMC Multifamily Structured Pass-Through Certificates,
Series K055, Class X1, IO	1.334(cc)	03/25/26	2,070	46,399
GS Mortgage Securities Trust,
Series 2014-GC22, Class A4	3.587	06/10/47	795	793,306
Series 2015-GC28, Class A4	3.136	02/10/48	366	363,156
Series 2021-GSA03, Class XB, IO	0.624(cc)	12/15/54	35,000	1,415,628
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2018-AON, Class E, 144A	4.613(cc)	07/05/31	800	320,133
Series 2019-BKWD, Class A, 144A, 1 Month SOFR + 1.614% (Cap N/A, Floor 1.000%)	6.940(c)	09/15/29	476	452,001
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C23, Class A3	3.451	07/15/50	574	559,315
Series 2015-C25, Class A4	3.372	10/15/48	700	681,190
Morgan Stanley Capital I Trust,
Series 2016-UB11, Class A3	2.531	08/15/49	1,269	1,193,924
Series 2019-H06, Class A3	3.158	06/15/52	1,250	1,141,120

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Morgan Stanley Capital I Trust, (cont’d.)
Series 2020-L04, Class A2	2.449%	02/15/53	3,600	$3,140,224
MTN Commercial Mortgage Trust,
Series 2022-LPFL, Class E, 144A, 1 Month SOFR + 4.289% (Cap N/A, Floor 4.289%)	9.619(c)	03/15/39	1,100	1,040,323
NJ Trust,
Series 2023-GSP, Class A, 144A	6.481(cc)	01/06/29	500	522,470
UBS Commercial Mortgage Trust,
Series 2017-C05, Class A4	3.212	11/15/50	1,422	1,335,448
Series 2018-C08, Class A4	3.983	02/15/51	1,650	1,561,560
Series 2018-C09, Class A3	3.854	03/15/51	350	331,352
Series 2018-C14, Class A3	4.180	12/15/51	761	725,647
Wells Fargo Commercial Mortgage Trust,
Series 2015-NXS02, Class A4	3.498	07/15/58	800	779,956
Series 2016-C33, Class A3	3.162	03/15/59	878	841,339
Series 2016-C34, Class A3	2.834	06/15/49	800	767,342
Series 2016-C35, Class A3	2.674	07/15/48	1,061	1,007,752
Series 2016-NXS06, Class A3	2.642	11/15/49	1,500	1,425,476
Series 2017-C38, Class A4	3.190	07/15/50	643	608,337
Series 2018-C46, Class A3	3.888	08/15/51	1,050	992,187
Series 2018-C48, Class A4	4.037	01/15/52	1,668	1,613,755
Series 2019-C52, Class A3	2.631	08/15/52	2,500	2,453,163

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(cost $63,315,413)				58,849,719

CORPORATE BONDS 15.3%

Aerospace & Defense 0.4%

Boeing Co. (The),
Sr. Unsec’d. Notes	2.196	02/04/26	1,860	1,741,755
Sr. Unsec’d. Notes	3.600	05/01/34	400	331,748
Sr. Unsec’d. Notes	3.625	03/01/48	555	378,740

Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A	6.000	02/15/28	475	467,281
Sr. Unsec’d. Notes, 144A	7.125	06/15/26	156	158,145
Sr. Unsec’d. Notes, 144A	7.500	02/01/29	75	77,250
Sr. Unsec’d. Notes, 144A	7.875	04/15/27	370	370,000

RTX Corp.,
Sr. Unsec’d. Notes	4.125	11/16/28	235	227,453

				3,752,372

See Notes to Financial Statements.

PGIM Balanced Fund   41

Schedule of Investments (unaudited) (continued)

as of March 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Agriculture 0.4%

Altria Group, Inc.,
Gtd. Notes	3.400%	02/04/41	620	$455,223
BAT Capital Corp. (United Kingdom),
Gtd. Notes	3.557	08/15/27	108	102,207
Gtd. Notes	6.343	08/02/30	100	104,103
BAT International Finance PLC (United Kingdom),
Gtd. Notes	4.448	03/16/28	1,410	1,366,501
Gtd. Notes	5.931	02/02/29	30	30,802
Philip Morris International, Inc.,
Sr. Unsec’d. Notes	4.750	02/12/27	750	745,394
Sr. Unsec’d. Notes	5.125	02/15/30	1,000	1,000,258
Vector Group Ltd.,
Sr. Sec’d. Notes, 144A	5.750	02/01/29	400	370,562

				4,175,050

Airlines 0.1%
American Airlines 2016-1 Class AA Pass-Through Trust,
Pass-Through Certificates	3.575	07/15/29	135	126,457
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
Sr. Sec’d. Notes, 144A	5.750	04/20/29	150	147,145
Continental Airlines 2012-2 Class A Pass-Through Trust,
Pass-Through Certificates	4.000	04/29/26	58	57,111
Southwest Airlines Co.,
Sr. Unsec’d. Notes	5.125	06/15/27	260	259,575
United Airlines 2014-1 Class A Pass-Through Trust,
Pass-Through Certificates	4.000	10/11/27	48	46,647
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A	4.375	04/15/26	260	251,434
Sr. Sec’d. Notes, 144A	4.625	04/15/29	60	55,818

				944,187

Auto Manufacturers 0.3%
Ford Motor Co.,
Sr. Unsec’d. Notes	4.750	01/15/43	505	418,358
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes	2.900	02/16/28	425	384,078
Sr. Unsec’d. Notes(a)	5.800	03/08/29	460	461,696
General Motors Co.,
Sr. Unsec’d. Notes	6.600	04/01/36	80	85,045

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Auto Manufacturers (cont’d.)
General Motors Financial Co., Inc.,
Gtd. Notes	3.950%	04/13/24	616	$615,205
Sr. Unsec’d. Notes	6.100	01/07/34	1,150	1,181,250

				3,145,632

Auto Parts & Equipment 0.1%
Dana, Inc.,
Sr. Unsec’d. Notes	5.375	11/15/27	250	244,787
Phinia, Inc.,
Sr. Sec’d. Notes, 144A	6.750	04/15/29	75	75,730
Tenneco, Inc.,
Sr. Sec’d. Notes, 144A	8.000	11/17/28	400	364,929

				685,446

Banks 3.8%
Banco do Brasil SA (Brazil),
Sr. Unsec’d. Notes, 144A	4.875	01/11/29	200	192,500
Banco Santander SA (Spain),
Sr. Non-Preferred Notes	1.849	03/25/26	200	186,841
Bank of America Corp.,
Jr. Sub. Notes, Series JJ	5.125(ff)	06/20/24(oo)	350	350,405
Sr. Unsec’d. Notes	2.299(ff)	07/21/32	665	544,324
Sr. Unsec’d. Notes	5.288(ff)	04/25/34	415	413,867
Sr. Unsec’d. Notes, GMTN	3.593(ff)	07/21/28	160	152,105
Sr. Unsec’d. Notes, MTN	3.194(ff)	07/23/30	215	195,133
Sr. Unsec’d. Notes, MTN	3.824(ff)	01/20/28	1,835	1,767,299
Sr. Unsec’d. Notes, MTN	3.974(ff)	02/07/30	115	108,992
Sr. Unsec’d. Notes, MTN	4.271(ff)	07/23/29	350	337,402
Sr. Unsec’d. Notes, Series N	2.651(ff)	03/11/32	2,290	1,933,382
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes	2.645(ff)	06/24/31	1,075	906,068
Sr. Unsec’d. Notes	3.650	03/16/25	200	196,167
Sr. Unsec’d. Notes	5.674(ff)	03/12/28	210	210,808
Sr. Unsec’d. Notes, MTN	4.972(ff)	05/16/29	400	391,837
BNP Paribas SA (France),
Sr. Non-Preferred Notes, 144A	1.904(ff)	09/30/28	750	666,835
Sr. Non-Preferred Notes, 144A	3.132(ff)	01/20/33	685	583,058
BPCE SA (France),
Sr. Non-Preferred Notes, 144A	2.277(ff)	01/20/32	250	202,019
Cassa Depositi e Prestiti SpA (Italy),
Sr. Unsec’d. Notes, 144A	5.750	05/05/26	200	198,244

See Notes to Financial Statements.

PGIM Balanced Fund   43

Schedule of Investments (unaudited) (continued)

as of March 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)
Citigroup, Inc.,
Jr. Sub. Notes, Series U	5.000%(ff)	09/12/24(oo)	100	$99,473
Jr. Sub. Notes, Series V	4.700(ff)	01/30/25(oo)	1,290	1,262,042
Sr. Unsec’d. Notes	2.561(ff)	05/01/32	185	154,108
Sr. Unsec’d. Notes	2.572(ff)	06/03/31	880	752,212
Sr. Unsec’d. Notes	3.057(ff)	01/25/33	280	237,626
Sr. Unsec’d. Notes	3.668(ff)	07/24/28	290	275,751
Sr. Unsec’d. Notes	3.700	01/12/26	200	194,769
Sr. Unsec’d. Notes	3.887(ff)	01/10/28	1,500	1,446,164
Sub. Notes	4.400	06/10/25	767	756,367
Sub. Notes	4.450	09/29/27	195	189,637
Sub. Notes	4.750	05/18/46	55	48,917
Comerica, Inc.,
Sr. Unsec’d. Notes	5.982(ff)	01/30/30	860	850,163
Deutsche Bank AG (Germany),
Sr. Non-Preferred Notes	3.961(ff)	11/26/25	245	241,519
Sub. Notes	7.079(ff)	02/10/34	250	256,304
Discover Bank,
Sr. Unsec’d. Notes	4.250	03/13/26	315	306,766
Freedom Mortgage Corp.,
Sr. Unsec’d. Notes, 144A	12.000	10/01/28	50	54,489
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series U	3.650(ff)	08/10/26(oo)	290	265,266
Jr. Sub. Notes, Series V	4.125(ff)	11/10/26(oo)	395	366,296
Sr. Unsec’d. Notes	2.383(ff)	07/21/32	465	381,175
Sr. Unsec’d. Notes	2.615(ff)	04/22/32	1,405	1,178,412
Sr. Unsec’d. Notes	3.750	02/25/26	50	48,825
Sr. Unsec’d. Notes	3.814(ff)	04/23/29	190	180,073
Sr. Unsec’d. Notes	3.850	01/26/27	410	397,497
Sr. Unsec’d. Notes	4.223(ff)	05/01/29	95	91,419
Sub. Notes	6.750	10/01/37	275	299,974
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series FF	5.000(ff)	08/01/24(oo)	345	343,990
Jr. Sub. Notes, Series HH	4.600(ff)	02/01/25(oo)	1,290	1,271,364
Jr. Sub. Notes, Series NN	6.875(ff)	06/01/29(oo)	500	518,263
Sr. Unsec’d. Notes	1.578(ff)	04/22/27	1,005	931,997
Sr. Unsec’d. Notes	2.580(ff)	04/22/32	375	316,582
Sr. Unsec’d. Notes	2.947(ff)	02/24/28	110	103,355
Sr. Unsec’d. Notes	2.963(ff)	01/25/33	495	422,773
Sr. Unsec’d. Notes	3.702(ff)	05/06/30	145	135,834
Sr. Unsec’d. Notes	3.782(ff)	02/01/28	1,591	1,532,265
Sr. Unsec’d. Notes	4.005(ff)	04/23/29	796	762,599

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)
JPMorgan Chase & Co., (cont’d.)
Sr. Unsec’d. Notes	4.323%(ff)	04/26/28	85	$83,059
Sr. Unsec’d. Notes	4.452(ff)	12/05/29	250	243,744
Sr. Unsec’d. Notes	5.299(ff)	07/24/29	460	463,449
Sub. Notes	3.875	09/10/24	90	89,268
KeyCorp,
Sr. Unsec’d. Notes	6.401(ff)	03/06/35	180	183,996
Morgan Stanley,
Sr. Unsec’d. Notes	5.449(ff)	07/20/29	230	231,980
Sr. Unsec’d. Notes, GMTN	2.239(ff)	07/21/32	1,005	819,550
Sr. Unsec’d. Notes, GMTN	3.772(ff)	01/24/29	1,173	1,116,191
Sr. Unsec’d. Notes, GMTN	3.875	01/27/26	370	361,476
Sr. Unsec’d. Notes, GMTN	4.431(ff)	01/23/30	240	232,280
Sr. Unsec’d. Notes, MTN	2.511(ff)	10/20/32	215	177,656
Sr. Unsec’d. Notes, MTN	2.943(ff)	01/21/33	485	411,992
Sr. Unsec’d. Notes, MTN	3.591(cc)	07/22/28	1,536	1,460,199
Societe Generale SA (France),
Sr. Non-Preferred Notes, 144A	1.488(ff)	12/14/26	1,000	928,821
Sumitomo Mitsui Trust Bank Ltd. (Japan),
Sr. Unsec’d. Notes, 144A, MTN	5.650	03/09/26	250	252,307
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A	3.091(ff)	05/14/32	495	419,512
UniCredit SpA (Italy),
Sr. Preferred Notes, 144A	3.127(ff)	06/03/32	405	339,445
Wells Fargo & Co.,
Sr. Unsec’d. Notes	6.303(ff)	10/23/29	715	744,877
Sr. Unsec’d. Notes, MTN	2.393(ff)	06/02/28	2,500	2,288,750
Sr. Unsec’d. Notes, MTN	2.572(ff)	02/11/31	1,025	883,215

				37,943,319

Beverages 0.2%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes	4.700	02/01/36	150	145,591
Gtd. Notes	4.900	02/01/46	435	413,304
Bacardi Ltd. (Bermuda),
Gtd. Notes, 144A	4.450	05/15/25	890	876,035

				1,434,930

See Notes to Financial Statements.

PGIM Balanced Fund   45

Schedule of Investments (unaudited) (continued)

as of March 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Biotechnology 0.1%
Amgen, Inc.,
Sr. Unsec’d. Notes	5.600%	03/02/43	495	$503,165

Building Materials 0.1%
Griffon Corp.,
Gtd. Notes	5.750	03/01/28	425	416,399
JELD-WEN, Inc.,
Gtd. Notes, 144A	4.625	12/15/25	49	47,917
Gtd. Notes, 144A	4.875	12/15/27	200	191,401
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A	4.375	07/15/30	300	269,416

				925,133

Chemicals 0.4%
Ashland, Inc.,
Sr. Unsec’d. Notes, 144A	3.375	09/01/31	225	190,401
CF Industries, Inc.,
Gtd. Notes	5.375	03/15/44	150	140,893
Dow Chemical Co. (The),
Sr. Unsec’d. Notes	4.375	11/15/42	20	17,068
Sr. Unsec’d. Notes	9.400	05/15/39	31	41,766
FMC Corp.,
Sr. Unsec’d. Notes	5.650	05/18/33	1,000	983,450
Huntsman International LLC,
Sr. Unsec’d. Notes	4.500	05/01/29	1,650	1,575,964
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes	4.900	03/27/28	245	243,146
Sasol Financing USA LLC (South Africa),
Gtd. Notes	4.375	09/18/26	200	188,000
Gtd. Notes	6.500	09/27/28	200	190,500

				3,571,188

Commercial Services 0.2%
Adtalem Global Education, Inc.,
Sr. Sec’d. Notes, 144A	5.500	03/01/28	132	126,433
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Sec’d. Notes, 144A	6.625	07/15/26	206	205,875
DP World Ltd. (United Arab Emirates),
Sr. Unsec’d. Notes, 144A	2.375	09/25/26	EUR 185	192,539

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Commercial Services (cont’d.)
ERAC USA Finance LLC,
Gtd. Notes, 144A	7.000%	10/15/37	20	$22,821
Johns Hopkins University,
Sr. Unsec’d. Notes, Series A	2.813	01/01/60	100	65,134
President & Fellows of Harvard College,
Unsec’d. Notes	3.300	07/15/56	270	201,544
RELX Capital, Inc. (United Kingdom),
Gtd. Notes	4.750	05/20/32	210	207,341
Trustees of Boston College,
Unsec’d. Notes	3.129	07/01/52	279	205,993
Trustees of the University of Pennsylvania (The),
Sr. Unsec’d. Notes	3.610	02/15/2119	55	38,577
United Rentals North America, Inc.,
Gtd. Notes	3.750	01/15/32	200	174,305
Gtd. Notes	3.875	02/15/31	62	55,528
Verscend Escrow Corp.,
Sr. Unsec’d. Notes, 144A	9.750	08/15/26	150	150,517
Yale University,
Unsec’d. Notes, Series 2020	1.482	04/15/30	595	499,822

				2,146,429

Computers 0.0%
McAfee Corp.,
Sr. Unsec’d. Notes, 144A	7.375	02/15/30	200	184,527
NCR Atleos Corp.,
Sr. Sec’d. Notes, 144A	9.500	04/01/29	131	140,097

				324,624

Distribution/Wholesale 0.0%
H&E Equipment Services, Inc.,
Gtd. Notes, 144A	3.875	12/15/28	400	366,201

Diversified Financial Services 0.2%
Cantor Fitzgerald LP,
Sr. Unsec’d. Notes, 144A	7.200	12/12/28	320	331,341
Jefferies Financial Group, Inc.,
Sr. Unsec’d. Notes	5.875	07/21/28	610	621,655
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A	5.500	08/15/28	120	114,739
Gtd. Notes, 144A	6.000	01/15/27	400	395,022

See Notes to Financial Statements.

PGIM Balanced Fund   47

Schedule of Investments (unaudited) (continued)

as of March 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Diversified Financial Services (cont’d.)
OneMain Finance Corp.,
Gtd. Notes	3.875%	09/15/28	350	$312,848
PennyMac Financial Services, Inc.,
Gtd. Notes, 144A	4.250	02/15/29	325	296,264
Power Finance Corp. Ltd. (India),
Sr. Unsec’d. Notes, 144A, MTN	6.150	12/06/28	200	205,244

				2,277,113

Electric 1.4%
Algonquin Power & Utilities Corp. (Canada),
Sr. Unsec’d. Notes	5.365(cc)	06/15/26	335	333,227
Baltimore Gas & Electric Co.,
Sr. Unsec’d. Notes	6.350	10/01/36	115	124,636
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes	5.950	05/15/37	120	125,237
Calpine Corp.,
Sr. Sec’d. Notes, 144A	3.750	03/01/31	475	416,857
Sr. Sec’d. Notes, 144A	4.500	02/15/28	175	166,355
Sr. Unsec’d. Notes, 144A	4.625	02/01/29	150	138,928
Sr. Unsec’d. Notes, 144A	5.000	02/01/31	225	206,969
CenterPoint Energy Houston Electric LLC,
General Ref. Mortgage, Series K2	6.950	03/15/33	120	136,855
General Ref. Mortgage, Series Z	2.400	09/01/26	170	160,344
Comision Federal de Electricidad (Mexico),
Gtd. Notes, 144A	4.688	05/15/29	440	413,325
Commonwealth Edison Co.,
First Mortgage, Series 123	3.750	08/15/47	754	584,724
Dominion Energy, Inc.,
Jr. Sub. Notes	3.071	08/15/24	800	791,426
DTE Electric Co.,
General Ref. Mortgage	3.750	08/15/47	622	487,526
Duke Energy Carolinas LLC,
First Mortgage	6.050	04/15/38	55	58,310
Duke Energy Corp.,
Sr. Unsec’d. Notes	2.650	09/01/26	210	198,239
El Paso Electric Co.,
Sr. Unsec’d. Notes	6.000	05/15/35	135	135,928
Emera US Finance LP (Canada),
Gtd. Notes	3.550	06/15/26	385	369,460
Enel Finance International NV (Italy),
Gtd. Notes, 144A	2.250	07/12/31	1,190	961,732

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Electric (cont’d.)
Eskom Holdings SOC Ltd. (South Africa),
Gov’t. Gtd. Notes, 144A, MTN	6.350%	08/10/28	200	$191,500
Sr. Unsec’d. Notes, MTN	8.450	08/10/28	500	497,500
Eversource Energy,
Sr. Unsec’d. Notes, Series O	4.250	04/01/29	315	301,935
Florida Power & Light Co.,
First Mortgage	5.950	10/01/33	60	63,538
Iberdrola International BV (Spain),
Gtd. Notes	6.750	09/15/33	30	32,141
Interstate Power & Light Co.,
Sr. Unsec’d. Notes	2.300	06/01/30	315	268,306
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes, 144A, GMTN	4.250	08/14/28	235	218,623
Monongahela Power Co.,
First Mortgage, 144A	4.100	04/15/24	280	279,709
NRG Energy, Inc.,
Gtd. Notes	5.750	01/15/28	50	49,726
Gtd. Notes, 144A	3.375	02/15/29	50	44,472
Gtd. Notes, 144A	3.625	02/15/31	125	107,917
Gtd. Notes, 144A	3.875	02/15/32	275	235,954
Gtd. Notes, 144A	5.250	06/15/29	225	215,797
Jr. Sub. Notes, 144A	10.250(ff)	03/15/28(oo)	75	80,199
Ohio Power Co.,
Sr. Unsec’d. Notes	4.000	06/01/49	160	125,953
Sr. Unsec’d. Notes	4.150	04/01/48	175	140,843
Pacific Gas & Electric Co.,
First Mortgage	3.950	12/01/47	260	194,669
Sr. Sec’d. Notes	3.250	06/01/31	510	442,598
Public Service Co. of Colorado,
First Mortgage	4.300	03/15/44	35	29,267
Public Service Electric & Gas Co.,
Sr. Sec’d. Notes, MTN	5.800	05/01/37	125	130,237
San Diego Gas & Electric Co.,
First Mortgage	4.150	05/15/48	230	191,915
Southern California Edison Co.,
First Mortgage	5.300	03/01/28	490	495,602
Southwestern Public Service Co.,
First Mortgage	3.700	08/15/47	250	179,992
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes, Series A	2.875	07/15/29	1,135	1,030,147
Vistra Corp.,
Jr. Sub. Notes, 144A	7.000(ff)	12/15/26(oo)	200	198,100

See Notes to Financial Statements.

PGIM Balanced Fund   49

Schedule of Investments (unaudited) (continued)

as of March 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Electric (cont’d.)
Vistra Corp., (cont’d.)
Jr. Sub. Notes, 144A	8.000%(ff)	10/15/26(oo)	650	$662,432
Vistra Operations Co. LLC,
Gtd. Notes, 144A	5.625	02/15/27	600	590,757
Sr. Sec’d. Notes, 144A	3.550	07/15/24	645	639,907
Xcel Energy, Inc.,
Sr. Unsec’d. Notes	4.800	09/15/41	105	90,111

				13,539,925

Electronics 0.1%
Trimble, Inc.,
Sr. Unsec’d. Notes	4.750	12/01/24	1,200	1,189,383

Engineering & Construction 0.2%
Cellnex Finance Co. SA (Spain),
Gtd. Notes, EMTN	2.000	02/15/33	EUR 300	279,606
Cellnex Telecom SA (Spain),
Sr. Unsec’d. Notes, EMTN	1.750	10/23/30	EUR 300	287,762
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes	5.500	07/31/47	200	168,813
Sr. Sec’d. Notes, 144A	4.250	10/31/26	200	193,156
Sr. Sec’d. Notes, 144A	5.500	10/31/46	200	168,937
Sr. Sec’d. Notes, 144A	5.500	07/31/47	400	337,625
TopBuild Corp.,
Gtd. Notes, 144A	4.125	02/15/32	100	88,533

				1,524,432

Entertainment 0.2%
Caesars Entertainment, Inc.,
Gtd. Notes, 144A	4.625	10/15/29	250	228,450
Sr. Sec’d. Notes, 144A	6.500	02/15/32	155	156,520
Sr. Sec’d. Notes, 144A	7.000	02/15/30	125	128,323
Golden Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A	7.625	04/15/26	175	175,174
International Game Technology PLC,
Sr. Sec’d. Notes, 144A	6.250	01/15/27	200	200,750
Warnermedia Holdings, Inc.,
Gtd. Notes	5.050	03/15/42	265	227,338
Gtd. Notes	5.141	03/15/52	380	315,548

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Entertainment (cont’d.)
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
Gtd. Notes, 144A	7.125%	02/15/31	140	$144,926

				1,577,029

Environmental Control 0.0%
GFL Environmental, Inc.,
Sr. Sec’d. Notes, 144A	6.750	01/15/31	80	82,000

Foods 0.3%
B&G Foods, Inc.,
Gtd. Notes	5.250	09/15/27	325	303,899
Bellis Acquisition Co. PLC (United Kingdom),
Sr. Sec’d. Notes, 144A	3.250	02/16/26	GBP 700	830,857
Bellis Finco PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A	4.000	02/16/27	GBP 500	567,179
JBS USA LUX SA/JBS USA Food Co./JBS Luxembourg Sarl,
Gtd. Notes, 144A	6.750	03/15/34	955	1,000,182
Kraft Heinz Foods Co.,
Gtd. Notes	4.375	06/01/46	270	227,889
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A	4.125	01/31/30	75	68,428
Gtd. Notes, 144A	4.375	01/31/32	150	134,420
Post Holdings, Inc.,
Sr. Sec’d. Notes, 144A	6.250	02/15/32	80	80,558

				3,213,412

Forest Products & Paper 0.0%
Celulosa Arauco y Constitucion SA (Chile),
Sr. Unsec’d. Notes	4.500	08/01/24	310	307,760

Gas 0.2%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes	5.750	05/20/27	350	342,406
CenterPoint Energy Resources Corp.,
Sr. Unsec’d. Notes	4.100	09/01/47	200	161,549
NiSource, Inc.,
Sr. Unsec’d. Notes	3.490	05/15/27	548	522,734
Sr. Unsec’d. Notes	4.800	02/15/44	40	35,701

See Notes to Financial Statements.

PGIM Balanced Fund   51

Schedule of Investments (unaudited) (continued)

as of March 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Gas (cont’d.)
Piedmont Natural Gas Co., Inc.,
Sr. Unsec’d. Notes	3.500%	06/01/29	740	$689,193

				1,751,583

Healthcare-Products 0.0%
Medline Borrower LP,
Sr. Sec’d. Notes, 144A	3.875	04/01/29	200	182,049
Medline Borrower LP/Medline Co-Issuer, Inc.,
Sr. Sec’d. Notes, 144A	6.250	04/01/29	200	200,902

				382,951

Healthcare-Services 0.5%
DaVita, Inc.,
Gtd. Notes, 144A	4.625	06/01/30	200	179,020
Duke University Health System, Inc.,
Sr. Unsec’d. Notes, Series 2017	3.920	06/01/47	95	79,415
Elevance Health, Inc.,
Sr. Unsec’d. Notes	4.625	05/15/42	45	40,970
Sr. Unsec’d. Notes	4.650	01/15/43	30	27,308
HCA, Inc.,
Gtd. Notes	5.375	02/01/25	130	129,646
Gtd. Notes, MTN	7.750	07/15/36	400	457,162
Health Care Service Corp. A Mutual Legal Reserve Co.,
Sr. Unsec’d. Notes, 144A	2.200	06/01/30	360	303,168
IHC Health Services, Inc.,
Sec’d. Notes	4.131	05/15/48	480	416,401
Kaiser Foundation Hospitals,
Gtd. Notes	4.150	05/01/47	140	120,560
Unsec’d. Notes, Series 2021	2.810	06/01/41	495	365,459
MultiCare Health System,
Unsec’d. Notes	2.803	08/15/50	280	168,946
MyMichigan Health,
Sec’d. Notes, Series 2020	3.409	06/01/50	155	114,720
OhioHealth Corp.,
Sec’d. Notes	2.297	11/15/31	1,155	964,111
Providence St. Joseph Health Obligated Group,
Unsec’d. Notes, Series 19A	2.532	10/01/29	190	166,354
Unsec’d. Notes, Series H	2.746	10/01/26	50	46,820

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Healthcare-Services (cont’d.)
Tenet Healthcare Corp.,
Sr. Sec’d. Notes	4.375%	01/15/30	450	$416,109
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes(h)	5.200	04/15/63	1,475	1,431,710

				5,427,879

Home Builders 0.2%
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada),
Gtd. Notes, 144A	4.875	02/15/30	600	535,500
M/I Homes, Inc.,
Gtd. Notes	4.950	02/01/28	150	142,941
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A	4.625	03/01/30	675	609,188
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A	5.750	01/15/28	500	497,149
Gtd. Notes, 144A	5.875	06/15/27	90	89,988

				1,874,766

Housewares 0.0%
Scotts Miracle-Gro Co. (The),
Gtd. Notes	4.375	02/01/32	225	194,066

Insurance 0.2%
CNA Financial Corp.,
Sr. Unsec’d. Notes	5.125	02/15/34	150	145,914
Fairfax Financial Holdings Ltd. (Canada),
Sr. Unsec’d. Notes, 144A	6.000	12/07/33	875	887,038
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A	3.950	05/15/60	115	83,324
Gtd. Notes, 144A	3.951	10/15/50	180	135,727
Gtd. Notes, 144A	4.569	02/01/29	350	341,260
Lincoln National Corp.,
Sr. Unsec’d. Notes	6.300	10/09/37	110	113,204
Markel Group, Inc.,
Sr. Unsec’d. Notes	5.000	03/30/43	25	22,765
New York Life Insurance Co.,
Sub. Notes, 144A	6.750	11/15/39	110	125,529
Principal Financial Group, Inc.,
Gtd. Notes	4.625	09/15/42	15	13,647

See Notes to Financial Statements.

PGIM Balanced Fund   53

Schedule of Investments (unaudited) (continued)

as of March 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Insurance (cont’d.)
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A	4.270%	05/15/47	240	$198,984
Sub. Notes, 144A	6.850	12/16/39	22	25,006

				2,092,398

Leisure Time 0.1%
Carnival Corp.,
Sr. Sec’d. Notes, 144A	4.000	08/01/28	200	185,308
Carnival Holdings Bermuda Ltd.,
Gtd. Notes, 144A	10.375	05/01/28	75	81,834
NCL Corp. Ltd.,
Gtd. Notes, 144A	5.875	03/15/26	75	74,047
NCL Finance Ltd.,
Gtd. Notes, 144A	6.125	03/15/28	125	123,437
Royal Caribbean Cruises Ltd.,
Gtd. Notes, 144A	7.250	01/15/30	50	51,891
Viking Cruises Ltd.,
Gtd. Notes, 144A	5.875	09/15/27	250	244,375

				760,892

Lodging 0.2%
Hilton Domestic Operating Co., Inc.,
Gtd. Notes, 144A	3.625	02/15/32	375	323,118
Marriott International, Inc.,
Sr. Unsec’d. Notes, Series R	3.125	06/15/26	561	536,002
Sr. Unsec’d. Notes, Series X	4.000	04/15/28	830	799,009
MGM Resorts International,
Gtd. Notes	6.500	04/15/32	220	219,443
Gtd. Notes	6.750	05/01/25	250	249,921

				2,127,493

Machinery-Diversified 0.1%
Chart Industries, Inc.,
Sr. Sec’d. Notes, 144A	7.500	01/01/30	50	51,932
Ingersoll Rand, Inc.,
Sr. Unsec’d. Notes	5.700	08/14/33	440	451,478

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Machinery-Diversified (cont’d.)
Maxim Crane Works Holdings Capital LLC,
Sec’d. Notes, 144A	11.500%	09/01/28	125	$135,529
Westinghouse Air Brake Technologies Corp.,
Gtd. Notes	4.700	09/15/28	89	87,621

				726,560

Media 0.6%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A	4.250	02/01/31	350	284,879
Sr. Unsec’d. Notes, 144A	5.375	06/01/29	375	343,268
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes	3.900	06/01/52	290	184,595
Sr. Sec’d. Notes	5.375	05/01/47	120	96,884
Sr. Sec’d. Notes	6.384	10/23/35	110	108,801
Sr. Sec’d. Notes	6.484	10/23/45	172	159,596
Comcast Corp.,
Gtd. Notes	3.969	11/01/47	19	15,268
Gtd. Notes	5.500	05/15/64	700	701,973
Cox Communications, Inc.,
Gtd. Notes, 144A	5.700	06/15/33	1,500	1,517,383
Sr. Unsec’d. Notes, 144A	3.150	08/15/24	255	252,260
CSC Holdings LLC,
Gtd. Notes, 144A	3.375	02/15/31	310	210,347
Gtd. Notes, 144A	5.500	04/15/27	425	380,222
Sr. Unsec’d. Notes, 144A	4.625	12/01/30	300	152,406
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Gtd. Notes, 144A (original cost $6,750;purchased 01/31/24)(f)	6.625	08/15/27(d)	100	2,846
Sec’d. Notes, 144A (original cost $550,396;purchased 02/12/20)(f)	5.375	08/15/26(d)	550	15,541
Discovery Communications LLC,
Gtd. Notes	5.300	05/15/49	575	483,876
DISH DBS Corp.,
Gtd. Notes	5.125	06/01/29	100	41,903
Gtd. Notes	7.375	07/01/28	100	47,651
Gtd. Notes	7.750	07/01/26	400	267,355
DISH Network Corp.,
Sr. Sec’d. Notes, 144A	11.750	11/15/27	400	408,595

See Notes to Financial Statements.

PGIM Balanced Fund   55

Schedule of Investments (unaudited) (continued)

as of March 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Media (cont’d.)
Time Warner Cable LLC,
Sr. Sec’d. Notes	5.500%	09/01/41	140	$116,727
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A	8.000	08/15/28	220	224,201
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes	4.250	01/15/30	GBP 300	325,733

				6,342,310

Mining 0.1%
Barrick North America Finance LLC (Canada),
Gtd. Notes	5.750	05/01/43	280	288,126
Freeport Indonesia PT (Indonesia),
Sr. Unsec’d. Notes, 144A, MTN	5.315	04/14/32	200	195,250
Newmont Corp./Newcrest Finance Pty Ltd.,
Gtd. Notes, 144A(a)	5.350	03/15/34	445	447,676
Novelis Corp.,
Gtd. Notes, 144A	3.250	11/15/26	200	186,461
Southern Copper Corp. (Mexico),
Sr. Unsec’d. Notes	7.500	07/27/35	95	110,009

				1,227,522

Miscellaneous Manufacturing 0.1%
Pentair Finance Sarl,
Gtd. Notes	4.500	07/01/29	450	431,625
Teledyne Technologies, Inc.,
Gtd. Notes	2.750	04/01/31	935	800,797

				1,232,422

Oil & Gas 0.8%
Aethon United BR LP/Aethon United Finance Corp.,
Sr. Unsec’d. Notes, 144A	8.250	02/15/26	225	227,718
Aker BP ASA (Norway),
Gtd. Notes, 144A	3.100	07/15/31	450	384,130
Antero Resources Corp.,
Gtd. Notes, 144A	5.375	03/01/30	125	120,082
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A	9.000	11/01/27	79	99,611
Sr. Unsec’d. Notes, 144A	8.250	12/31/28	125	128,389

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)
BP Capital Markets PLC (United Kingdom),
Gtd. Notes	4.375%(ff)	06/22/25(oo)	156	$152,880
Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes	6.500	02/15/37	950	1,000,501
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes	5.400	06/15/47	190	178,012
Chesapeake Energy Corp.,
Gtd. Notes, 144A	5.500	02/01/26	125	124,163
Gtd. Notes, 144A	5.875	02/01/29	125	123,893
Civitas Resources, Inc.,
Gtd. Notes, 144A	8.375	07/01/28	75	78,895
Gtd. Notes, 144A	8.625	11/01/30	25	26,838
ConocoPhillips Co.,
Gtd. Notes	3.758	03/15/42	150	124,575
Crescent Energy Finance LLC,
Sr. Unsec’d. Notes, 144A	7.625	04/01/32	105	105,872
Devon Energy Corp.,
Sr. Unsec’d. Notes	5.600	07/15/41	35	33,759
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes	6.875	04/29/30	68	65,925
Sr. Unsec’d. Notes	8.625	01/19/29	525	554,219
Endeavor Energy Resources LP/EER Finance, Inc.,
Sr. Unsec’d. Notes, 144A	5.750	01/30/28	200	201,538
Energean Israel Finance Ltd. (Israel),
Sr. Sec’d. Notes, 144A	4.875	03/30/26	200	189,938
Sr. Sec’d. Notes, 144A	5.375	03/30/28	266	243,307
EOG Resources, Inc.,
Sr. Unsec’d. Notes	3.900	04/01/35	120	109,175
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A	5.750	02/01/29	50	48,767
Sr. Unsec’d. Notes, 144A	6.000	04/15/30	100	97,841
Sr. Unsec’d. Notes, 144A	6.000	02/01/31	50	48,728
Sr. Unsec’d. Notes, 144A	6.250	04/15/32	150	148,018
Permian Resources Operating LLC,
Gtd. Notes, 144A	8.000	04/15/27	175	180,321
Petrobras Global Finance BV (Brazil),
Gtd. Notes	6.625	01/16/34	GBP 330	401,607
Petroleos Mexicanos (Mexico),
Gtd. Notes	4.750	02/26/29	EUR 180	163,281
Gtd. Notes	5.350	02/12/28	49	43,218
Gtd. Notes	6.490	01/23/27	30	28,242
Gtd. Notes	6.500	03/13/27	1,283	1,206,033

See Notes to Financial Statements.

PGIM Balanced Fund   57

Schedule of Investments (unaudited) (continued)

as of March 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)
Petroleos Mexicanos (Mexico), (cont’d.)
Gtd. Notes	6.700%	02/16/32	10	$8,325
Gtd. Notes, EMTN	2.750	04/21/27	EUR 200	184,483
Gtd. Notes, EMTN	4.875	02/21/28	EUR 240	227,853
Phillips 66 Co.,
Gtd. Notes	3.550	10/01/26	360	347,805
Southwestern Energy Co.,
Gtd. Notes	4.750	02/01/32	200	184,128
Var Energi ASA (Norway),
Sr. Unsec’d. Notes, 144A	5.000	05/18/27	870	850,055

				8,442,125

Oil & Gas Services 0.0%
Schlumberger Holdings Corp.,
Sr. Unsec’d. Notes, 144A	3.900	05/17/28	336	323,968

Packaging & Containers 0.1%
AptarGroup, Inc.,
Sr. Unsec’d. Notes	3.600	03/15/32	780	687,712
Ball Corp.,
Gtd. Notes	6.000	06/15/29	250	252,319
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc.,
Sr. Sec’d. Notes, 144A	4.375	10/15/28	125	116,696
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC,
Sr. Sec’d. Notes, 144A	4.000	10/15/27	275	256,896
Sealed Air Corp./Sealed Air Corp. US,
Gtd. Notes, 144A	6.125	02/01/28	25	25,072

				1,338,695

Pharmaceuticals 0.6%
AbbVie, Inc.,
Sr. Unsec’d. Notes	3.800	03/15/25	315	310,586
Sr. Unsec’d. Notes	4.050	11/21/39	180	160,282
Sr. Unsec’d. Notes	4.250	11/21/49	700	605,872
Sr. Unsec’d. Notes	4.550	03/15/35	430	414,949
Sr. Unsec’d. Notes	4.700	05/14/45	125	116,760
AdaptHealth LLC,
Gtd. Notes, 144A	6.125	08/01/28	125	117,370

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pharmaceuticals (cont’d.)
Bausch Health Cos., Inc.,
Gtd. Notes, 144A	5.000%	01/30/28	150	$67,875
Gtd. Notes, 144A	5.000	02/15/29	75	31,500
Gtd. Notes, 144A	5.250	01/30/30	50	20,500
Gtd. Notes, 144A	5.250	02/15/31	350	143,500
Gtd. Notes, 144A	6.250	02/15/29	200	85,500
Gtd. Notes, 144A	7.000	01/15/28	250	110,000
Becton, Dickinson & Co.,
Sr. Unsec’d. Notes	3.734	12/15/24	18	17,767
Cigna Group (The),
Gtd. Notes	4.500	02/25/26	631	623,625
CVS Health Corp.,
Sr. Unsec’d. Notes	3.250	08/15/29	800	733,916
Sr. Unsec’d. Notes	4.300	03/25/28	359	350,377
Sr. Unsec’d. Notes	5.125	07/20/45	357	328,822
Sr. Unsec’d. Notes	5.875	06/01/53	35	35,552
Eli Lilly & Co.,
Sr. Unsec’d. Notes	5.100	02/09/64	655	653,175
Organon & Co./Organon Foreign Debt Co-Issuer BV,
Sr. Unsec’d. Notes, 144A	5.125	04/30/31	200	177,123
Takeda Pharmaceutical Co. Ltd. (Japan),
Sr. Unsec’d. Notes	3.025	07/09/40	250	188,670
Utah Acquisition Sub, Inc.,
Gtd. Notes	5.250	06/15/46	800	664,015
Viatris, Inc.,
Gtd. Notes	4.000	06/22/50	40	27,518

				5,985,254

Pipelines 0.8%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A	5.750	03/01/27	350	345,311
Gtd. Notes, 144A	6.625	02/01/32	90	90,385
Columbia Pipelines Operating Co. LLC,
Sr. Unsec’d. Notes, 144A	6.036	11/15/33	325	336,887
Eastern Gas Transmission & Storage, Inc.,
Sr. Unsec’d. Notes	4.600	12/15/44	10	8,598
Energy Transfer LP,
Jr. Sub. Notes, Series H	6.500(ff)	11/15/26(oo)	610	598,743
Sr. Unsec’d. Notes	4.950	06/15/28	210	208,172
Sr. Unsec’d. Notes	5.000	05/15/50	170	149,067

See Notes to Financial Statements.

PGIM Balanced Fund   59

Schedule of Investments (unaudited) (continued)

as of March 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pipelines (cont’d.)
Energy Transfer LP, (cont’d.)
Sr. Unsec’d. Notes	5.300%	04/15/47	500	$454,861
Sr. Unsec’d. Notes	6.400	12/01/30	150	158,233
Sr. Unsec’d. Notes	6.550	12/01/33	80	85,729
Enterprise Products Operating LLC,
Gtd. Notes	3.950	01/31/60	55	42,787
Gtd. Notes	4.850	03/15/44	185	173,309
EQM Midstream Partners LP,
Sr. Unsec’d. Notes, 144A	6.500	07/01/27	150	151,448
Florida Gas Transmission Co. LLC,
Sr. Unsec’d. Notes, 144A	2.550	07/01/30	350	299,366
Kinder Morgan, Inc.,
Gtd. Notes	3.250	08/01/50	220	145,135
MPLX LP,
Sr. Unsec’d. Notes	2.650	08/15/30	630	542,141
Sr. Unsec’d. Notes	4.500	04/15/38	175	155,442
Sr. Unsec’d. Notes	4.875	06/01/25	375	371,935
Sr. Unsec’d. Notes	5.200	03/01/47	20	18,311
Sr. Unsec’d. Notes	5.500	02/15/49	176	167,785
ONEOK Partners LP,
Gtd. Notes	6.200	09/15/43	205	211,508
ONEOK, Inc.,
Gtd. Notes	4.500	03/15/50	1,000	814,284
Spectra Energy Partners LP,
Gtd. Notes	3.375	10/15/26	165	158,025
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A	5.500	01/15/28	275	265,124
Gtd. Notes, 144A	6.000	12/31/30	125	118,697
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A	3.875	08/15/29	30	27,008
Sr. Sec’d. Notes, 144A	4.125	08/15/31	30	26,716
Western Midstream Operating LP,
Sr. Unsec’d. Notes	4.050	02/01/30	1,180	1,099,146
Sr. Unsec’d. Notes	5.300	03/01/48	20	17,430
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes	4.900	01/15/45	220	196,681
Sr. Unsec’d. Notes	5.150	03/15/34	340	337,041
Sr. Unsec’d. Notes	5.400	03/02/26	430	431,388
Sr. Unsec’d. Notes	5.400	03/04/44	175	166,127

				8,372,820

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Real Estate 0.0%
Howard Hughes Corp. (The),
Gtd. Notes, 144A	4.125%	02/01/29	350	$314,647

Real Estate Investment Trusts (REITs) 0.7%
American Tower Corp.,
Sr. Unsec’d. Notes	5.200	02/15/29	855	855,160
Brandywine Operating Partnership LP,
Gtd. Notes(a)	4.550	10/01/29	450	392,718
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes	4.050	07/01/30	345	320,531
Diversified Healthcare Trust,
Gtd. Notes	4.375	03/01/31	50	37,312
Gtd. Notes	9.750	06/15/25	25	25,009
Sr. Unsec’d. Notes	4.750	02/15/28	400	322,804
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes	5.375	04/15/26	175	173,559
Healthpeak OP LLC,
Gtd. Notes	2.875	01/15/31	315	270,691
Gtd. Notes	5.250	12/15/32	950	943,024
Realty Income Corp.,
Sr. Unsec’d. Notes	3.400	01/15/28	800	755,092
RHP Hotel Properties LP/RHP Finance Corp.,
Gtd. Notes, 144A	6.500	04/01/32	205	205,587
SBA Communications Corp.,
Sr. Unsec’d. Notes	3.125	02/01/29	350	310,200
Sun Communities Operating LP,
Gtd. Notes	2.700	07/15/31	675	556,462
Ventas Realty LP,
Gtd. Notes	2.650	01/15/25	1,750	1,706,540
Welltower OP LLC,
Gtd. Notes	4.250	04/01/26	160	156,857
WP Carey, Inc.,
Sr. Unsec’d. Notes	2.250	04/01/33	545	423,074

				7,454,620

Retail 0.2%
Alimentation Couche-Tard, Inc. (Canada),
Gtd. Notes, 144A	5.267	02/12/34	515	513,701
AutoZone, Inc.,
Sr. Unsec’d. Notes	1.650	01/15/31	185	149,354

See Notes to Financial Statements.

PGIM Balanced Fund   61

Schedule of Investments (unaudited) (continued)

as of March 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Retail (cont’d.)
eG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A	11.000%	11/30/28	EUR 500		$569,773
Sr. Sec’d. Notes, 144A	12.000	11/30/28	400		424,500
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes	6.750	03/01/32	100		99,227
Suburban Propane Partners LP/Suburban Energy Finance Corp.,
Sr. Unsec’d. Notes	5.875	03/01/27	325		320,535

					2,077,090

Semiconductors 0.2%
Broadcom, Inc.,
Sr. Unsec’d. Notes, 144A	3.419	04/15/33	1,750		1,514,984

Software 0.1%
Fiserv, Inc.,
Sr. Unsec’d. Notes	5.450	03/02/28	620		627,884
Microsoft Corp.,
Sr. Unsec’d. Notes	2.525	06/01/50	48		31,608
Oracle Corp.,
Sr. Unsec’d. Notes	5.550	02/06/53	245		239,337

					898,829

Telecommunications 0.8%
AT&T, Inc.,
Sr. Unsec’d. Notes	2.550	12/01/33	129		103,422
Sr. Unsec’d. Notes	3.550	09/15/55	115		80,351
Sr. Unsec’d. Notes	4.500	05/15/35	125		116,575
Sr. Unsec’d. Notes	5.400	02/15/34	2,435		2,466,421
Digicel Group Holdings Ltd. (Jamaica),
Sr. Sec’d. Notes, Series 1A14, 144A (original cost $11,269; purchased 11/14/23)^(f)	0.000	12/31/30	10		11,908
Sr. Sec’d. Notes, Series 1B14, 144A (original cost $5; purchased 11/14/23)^(f)	0.000	12/31/30	48		—
Sr. Sec’d. Notes, Series 3A14, 144A (original cost $692; purchased 11/14/23)^(f)	0.000	12/31/30	—	(r)	136
Sr. Sec’d. Notes, Series 3B14, 144A (original cost $3; purchased 11/14/23)^(f)	0.000	12/31/30	30		—

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Telecommunications (cont’d.)
Digicel Intermediate Holdings Ltd./Digicel International Finance Ltd./DIFL US LLC (Jamaica),
Sr. Sec’d. Notes, Cash coupon 9.000% and PIK 1.500% (original cost $353,885; purchased 01/30/24 - 01/31/24)(f)	10.500%	05/25/27	383	$376,443
Digicel MidCo Ltd./DIFL US II LLC (Jamaica),
Sr. Unsec’d. Notes, PIK 10.500% (original cost $17,802; purchased 01/30/24)(f)	10.500	11/25/28	28	22,090
Iliad Holding SASU (France),
Sr. Sec’d. Notes, 144A	7.000	10/15/28	200	197,350
Intelsat Jackson Holdings SA (Luxembourg),
Sr. Sec’d. Notes, 144A	6.500	03/15/30	625	580,169
NBN Co. Ltd. (Australia),
Sr. Unsec’d. Notes, 144A, MTN	5.750	10/06/28	295	304,390
Rogers Communications, Inc. (Canada),
Gtd. Notes	5.300	02/15/34	1,065	1,053,636
Sprint Capital Corp.,
Gtd. Notes	8.750	03/15/32	300	363,483
T-Mobile USA, Inc.,
Gtd. Notes	2.550	02/15/31	1,910	1,626,454
Gtd. Notes	2.625	02/15/29	275	246,316
Gtd. Notes	3.750	04/15/27	75	72,220
Verizon Communications, Inc.,
Sr. Unsec’d. Notes	1.680	10/30/30	5	4,076
Sr. Unsec’d. Notes	3.400	03/22/41	480	374,866
Vmed O2 UK Financing I PLC (United Kingdom),
Sr. Sec’d. Notes	4.000	01/31/29	GBP 200	220,245

				8,220,551

Transportation 0.1%
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes	6.700	08/01/28	135	144,683
CSX Corp.,
Sr. Unsec’d. Notes	6.150	05/01/37	170	185,872
GN Bondco LLC,
Sr. Sec’d. Notes, 144A	9.500	10/15/31	450	449,441
Indian Railway Finance Corp. Ltd. (India),
Sr. Unsec’d. Notes, 144A, MTN	3.570	01/21/32	200	176,840
Norfolk Southern Corp.,
Sr. Unsec’d. Notes	5.590	05/17/25	20	20,088

See Notes to Financial Statements.

PGIM Balanced Fund   63

Schedule of Investments (unaudited) (continued)

as of March 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Transportation (cont’d.)
XPO, Inc.,
Gtd. Notes, 144A	7.125%	06/01/31	25	$25,665
Gtd. Notes, 144A	7.125	02/01/32	80	82,342

				1,084,931

Trucking & Leasing 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A	5.550	05/01/28	785	793,840

TOTAL CORPORATE BONDS (cost $166,866,347)				154,591,926

FLOATING RATE AND OTHER LOANS 0.0%

Media 0.0%
Diamond Sports Group LLC,
Dip Term Loan,	10.000	12/02/24	74	120,759
First Lien Term Loan, 1 Month SOFR + 10.100%	15.426(c)	05/25/26	33	31,737
Second Lien Term Loan,	8.175	08/24/26	620	16,430

				168,926

Telecommunications 0.0%
Digicel International Finance, Ltd. (Jamaica), Initial Term Loan, 3 Month SOFR + 6.750%	12.063(c)	05/29/27	348	331,894

TOTAL FLOATING RATE AND OTHER LOANS (cost $623,307)				500,820

MUNICIPAL BONDS 0.3%

Alabama 0.0%
Alabama Economic Settlement Authority,
Taxable, Revenue Bonds, Series B	4.263	09/15/32	35	33,647

California 0.1%
Bay Area Toll Authority,
Revenue Bonds, BABs, Series F2	6.263	04/01/49	220	247,478

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

California (cont’d.)
State of California,
General Obligation Unlimited, BABs	7.300%	10/01/39	210	$245,891
General Obligation Unlimited, Taxable, BABs	7.500	04/01/34	15	17,648

				511,017

Illinois 0.1%
Chicago O’Hare International Airport,
Revenue Bonds, BABs, Series B	6.395	01/01/40	160	175,816
State of Illinois,
General Obligation Unlimited, Taxable	5.100	06/01/33	100	99,159

				274,975

Michigan 0.1%
Michigan State University,
Taxable, Revenue Bonds, Series A	4.165	08/15/22	435	342,972
University of Michigan,
Taxable, Revenue Bonds, Series A	4.454	04/01/2122	440	378,861
Taxable, Revenue Bonds, Series B	2.437	04/01/40	550	407,916

				1,129,749

New Jersey 0.0%
New Jersey Turnpike Authority,
Taxable, Revenue Bonds, BABs, Series F	7.414	01/01/40	165	198,407

New York 0.0%
New York City Transitional Finance Authority Future Tax Secured Revenue,
Taxable, Revenue Bonds, BABs	5.767	08/01/36	170	175,606

Ohio 0.0%
Ohio State University (The),
Taxable, Revenue Bonds, BABs, Series C	4.910	06/01/40	65	64,337

Oregon 0.0%
State of Oregon Department of Transportation,
Taxable, Revenue Bonds, BABs, Series A	5.834	11/15/34	70	72,975

See Notes to Financial Statements.

PGIM Balanced Fund   65

Schedule of Investments (unaudited) (continued)

as of March 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Pennsylvania 0.0%
Pennsylvania Turnpike Commission,
Revenue Bonds, BABs, Series B	5.511%	12/01/45	80	$82,583

Virginia 0.0%
University of Virginia,
Taxable, Revenue Bonds, Series C	4.179	09/01/2117	80	64,178

TOTAL MUNICIPAL BONDS
(cost $2,818,407)				2,607,474

RESIDENTIAL MORTGAGE-BACKED SECURITIES 1.1%
Banc of America Mortgage Trust,
Series 2005-A, Class 2A1	4.997(cc)	02/25/35	5	4,485
Bellemeade Re Ltd.,
Series 2022-01, Class M1B, 144A, 30 Day
Average SOFR + 2.150% (Cap N/A, Floor 2.150%)	7.470(c)	01/26/32	160	160,598
Series 2022-01, Class M1C, 144A, 30 Day
Average SOFR + 3.700% (Cap N/A, Floor 3.700%)	9.020(c)	01/26/32	360	366,272
Chase Mortgage Finance Trust,
Series 2007-A01, Class 1A5	5.769(cc)	02/25/37	11	10,604
Citigroup Mortgage Loan Trust,
Series 2022-A, Class A1, 144A	6.170	09/25/62	265	265,100
Connecticut Avenue Securities Trust,
Series 2022-R03, Class 1B1, 144A, 30 Day
Average SOFR + 6.250% (Cap N/A, Floor 0.000%)	11.570(c)	03/25/42	105	117,194
Series 2022-R04, Class 1B1, 144A, 30 Day
Average SOFR + 5.250% (Cap N/A, Floor 0.000%)	10.570(c)	03/25/42	90	97,924
Credit Suisse Mortgage Trust,
Series 2018-RPL09, Class A, 144A	3.850(cc)	09/25/57	178	167,877
Series 2020-RPL06, Class A1, 144A	3.402(cc)	03/25/59	318	315,905
Series 2022-RPL04, Class A1, 144A	3.904(cc)	04/25/62	342	318,274
Eagle Re Ltd.,
Series 2021-01, Class M1C, 144A, 30 Day
Average SOFR + 2.700% (Cap N/A, Floor 2.700%)	8.020(c)	10/25/33	117	117,792
Series 2021-02, Class M1C, 144A, 30 Day
Average SOFR + 3.450% (Cap N/A, Floor 3.450%)	8.770(c)	04/25/34	240	245,514

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Fannie Mae Connecticut Avenue Securities,
Series 2021-R02, Class 2M2, 144A, 30 Day Average SOFR + 2.000% (Cap N/A, Floor 0.000%)	7.320%(c)	11/25/41	90	$90,511
Fannie Mae REMIC,
Series 2014-11, Class VB	4.500	04/25/42	500	486,436
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-DNA04, Class B1, 144A, 30 Day Average SOFR + 6.114% (Cap N/A, Floor 0.000%)	11.435(c)	08/25/50	81	91,350
Series 2020-DNA05, Class B1, 144A, 30 Day Average SOFR + 4.800% (Cap N/A, Floor 0.000%)	10.120(c)	10/25/50	190	213,421
Series 2020-HQA05, Class B1, 144A, 30 Day Average SOFR + 4.000% (Cap N/A, Floor 0.000%)	9.320(c)	11/25/50	250	280,872
Series 2021-DNA01, Class B1, 144A, 30 Day Average SOFR + 2.650% (Cap N/A, Floor 0.000%)	7.970(c)	01/25/51	100	105,872
Series 2021-DNA02, Class B1, 144A, 30 Day Average SOFR + 3.400% (Cap N/A, Floor 0.000%)	8.720(c)	08/25/33	1,120	1,218,512
Series 2021-DNA03, Class B1, 144A, 30 Day Average SOFR + 3.500% (Cap N/A, Floor 0.000%)	8.820(c)	10/25/33	275	302,450
Series 2021-DNA05, Class B1, 144A, 30 Day Average SOFR + 3.050% (Cap N/A, Floor 0.000%)	8.370(c)	01/25/34	290	306,672
Series 2021-DNA05, Class M2, 144A, 30 Day Average SOFR + 1.650% (Cap N/A, Floor 0.000%)	6.970(c)	01/25/34	64	64,461
Series 2021-DNA06, Class B1, 144A, 30 Day Average SOFR + 3.400% (Cap N/A, Floor 0.000%)	8.720(c)	10/25/41	200	206,937
Series 2021-HQA01, Class B1, 144A, 30 Day Average SOFR + 3.000% (Cap N/A, Floor 0.000%)	8.320(c)	08/25/33	160	170,133
Series 2021-HQA02, Class B1, 144A, 30 Day Average SOFR + 3.150% (Cap N/A, Floor 0.000%)	8.470(c)	12/25/33	100	107,649
Series 2021-HQA03, Class M2, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)	7.420(c)	09/25/41	300	300,839

See Notes to Financial Statements.

PGIM Balanced Fund   67

Schedule of Investments (unaudited) (continued)

as of March 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
FHLMC Structured Agency Credit Risk REMIC Trust, (cont’d.)
Series 2021-HQA04, Class M2, 144A, 30 Day Average SOFR + 2.350% (Cap N/A, Floor 0.000%)	7.670%(c)	12/25/41	200	$201,122
Series 2022-DNA01, Class M1B, 144A, 30 Day Average SOFR + 1.850% (Cap N/A, Floor 0.000%)	7.170(c)	01/25/42	410	412,116
Series 2022-DNA02, Class M1B, 144A, 30 Day Average SOFR + 2.400% (Cap N/A, Floor 0.000%)	7.720(c)	02/25/42	300	305,425
Series 2022-DNA03, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 0.000%)	8.220(c)	04/25/42	100	103,381
Home Re Ltd.,
Series 2021-02, Class M1C, 144A, 30 Day Average SOFR + 2.800% (Cap N/A, Floor 0.000%)	8.120(c)	01/25/34	235	237,687
JPMorgan Mortgage Trust,
Series 2007-A01, Class 4A1	5.670(cc)	07/25/35	2	1,740
Legacy Mortgage Asset Trust,
Series 2019-PR01, Class A1, 144A	7.858(cc)	09/25/59	171	170,908
Series 2020-GS01, Class A1, 144A	6.882(cc)	10/25/59	225	225,108
Series 2020-SL01, Class A, 144A	5.734(cc)	01/25/60	11	10,735
Series 2021-GS01, Class A1, 144A	4.892(cc)	10/25/66	119	117,563
Series 2021-SL01, Class A, 144A	4.991(cc)	09/25/60	51	50,903
Mill City Mortgage Loan Trust,
Series 2018-01, Class A1, 144A	3.250(cc)	05/25/62	26	25,476
New Residential Mortgage Loan Trust,
Series 2018-04A, Class A1S, 144A, 1 Month SOFR + 0.864% (Cap N/A, Floor 0.750%)	6.194(c)	01/25/48	51	49,807
Oaktown Re VII Ltd.,
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 2.900%)	8.220(c)	04/25/34	200	203,406
OBX Trust,
Series 2018-01, Class A2, 144A, 1 Month SOFR + 0.764% (Cap N/A, Floor 0.000%)	6.094(c)	06/25/57	48	46,308
PMT Credit Risk Transfer Trust,
Series 2023-01R, Class A, 144A, 30 Day Average SOFR + 4.400% (Cap N/A, Floor 0.000%)	9.721(c)	03/27/25	816	824,957
Series 2024-01R, Class A, 144A, 30 Day Average SOFR + 3.500% (Cap N/A, Floor 0.000%)^	8.820(c)	05/25/33	1,100	1,100,990

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Radnor Re Ltd.,
Series 2021-02, Class M1A, 144A, 30 Day Average SOFR + 1.850% (Cap N/A, Floor 1.850%)	7.170%(c)	11/25/31	39	$39,299
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 3.700% (Cap N/A, Floor 3.700%)	9.020(c)	11/25/31	300	307,176
Series 2023-01, Class M1A, 144A, 30 Day Average SOFR + 2.700% (Cap N/A, Floor 2.700%)	8.020(c)	07/25/33	150	152,074
Shamrock Residential (Ireland),
Series 2023-01A, Class A, 144A, 1 Month EURIBOR + 1.000% (Cap N/A, Floor 0.000%)	4.848(c)	06/24/71	EUR 104	112,943
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-01, Class 4A3	7.020(cc)	02/25/34	8	7,944
Towd Point Mortgage Trust,
Series 2017-05, Class A1, 144A, 1 Month SOFR + 0.714% (Cap N/A, Floor 0.000%)	6.044(c)	02/25/57	50	50,332

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $10,625,052)				10,891,054

SOVEREIGN BONDS 0.6%
Bermuda Government International Bond (Bermuda),
Sr. Unsec’d. Notes, 144A	2.375	08/20/30	200	167,625
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes	7.375	09/18/37	100	99,250
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes, 144A	5.500	02/22/29	440	425,920
Export-Import Bank of India (India),
Sr. Unsec’d. Notes, 144A	3.875	02/01/28	200	190,687
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes	1.100	03/12/33	EUR 100	85,566
Sr. Unsec’d. Notes	1.450	09/18/26	EUR 315	321,253
Sr. Unsec’d. Notes	3.375	07/30/25	EUR 350	374,884
Sr. Unsec’d. Notes	3.500	01/11/28	370	351,577
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes	6.700	01/26/36	200	193,600
Province of Manitoba (Canada),
Sr. Unsec’d. Notes	2.125	06/22/26	100	94,154

See Notes to Financial Statements.

PGIM Balanced Fund   69

Schedule of Investments (unaudited) (continued)

as of March 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

SOVEREIGN BONDS (Continued)
Republic of Italy Government International Bond (Italy),
Sr. Unsec’d. Notes	2.875%	10/17/29	2,000	$1,763,226
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, 144A, MTN	3.875	10/29/35	EUR 98	91,454
Sr. Unsec’d. Notes, 144A, MTN	5.000	09/27/26	EUR 400	441,785
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes	1.500	06/26/29	EUR 581	529,068
Sr. Unsec’d. Notes	3.125	05/15/27	EUR 497	515,746
Sr. Unsec’d. Notes, 144A	6.250	05/26/28	200	204,062
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes	8.994	02/01/26(d)	300	113,250
Sr. Unsec’d. Notes, 144A	4.375	01/27/32(d)	EUR 200	57,503
Sr. Unsec’d. Notes, 144A	7.750	09/01/24(d)	640	240,000

TOTAL SOVEREIGN BONDS (cost $7,442,466)				6,260,610

U.S. GOVERNMENT AGENCY OBLIGATIONS 6.0%
Federal Home Loan Bank	5.500	07/15/36	135	148,084
Federal Home Loan Mortgage Corp.	1.500	10/01/36	1,565	1,355,035
Federal Home Loan Mortgage Corp.	2.000	12/01/50	480	381,471
Federal Home Loan Mortgage Corp.	2.500	09/01/46	358	301,910
Federal Home Loan Mortgage Corp.	2.500	03/01/51	1,860	1,549,188
Federal Home Loan Mortgage Corp.	2.500	07/01/51	260	216,027
Federal Home Loan Mortgage Corp.	3.000	01/01/52	1,920	1,665,510
Federal Home Loan Mortgage Corp.	3.000	02/01/52	1,757	1,513,301
Federal Home Loan Mortgage Corp.	3.500	03/01/52	864	775,900
Federal Home Loan Mortgage Corp.	3.500	05/01/52	962	861,689
Federal Home Loan Mortgage Corp.	4.500	10/01/39	56	55,171
Federal Home Loan Mortgage Corp.	4.500	07/01/52	1,416	1,348,371
Federal Home Loan Mortgage Corp.	4.500	10/01/52	476	453,402
Federal Home Loan Mortgage Corp.	5.000	04/01/34	5	5,289
Federal Home Loan Mortgage Corp.	5.000	05/01/34	11	10,979
Federal Home Loan Mortgage Corp.	5.000	10/01/35	16	16,309
Federal Home Loan Mortgage Corp.	5.000	11/01/41	120	120,140
Federal Home Loan Mortgage Corp.	5.000	09/01/52	1,547	1,510,918
Federal Home Loan Mortgage Corp.	5.000	10/01/52	1,397	1,363,595
Federal Home Loan Mortgage Corp.	5.500	12/01/33	12	11,775
Federal Home Loan Mortgage Corp.	5.500	05/01/34	2	1,579
Federal Home Loan Mortgage Corp.	5.500	07/01/34	26	26,087
Federal Home Loan Mortgage Corp.	5.500	05/01/37	4	4,224
Federal Home Loan Mortgage Corp.	5.500	10/01/37	8	7,876
Federal Home Loan Mortgage Corp.	5.500	12/01/52	372	370,534

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal Home Loan Mortgage Corp.	6.000%	01/01/34	12		$12,000
Federal Home Loan Mortgage Corp.	7.000	10/01/31	—(r	)	288
Federal Home Loan Mortgage Corp.	7.000	05/01/32	3		3,341
Federal National Mortgage Assoc.	1.500	02/01/51	997		752,895
Federal National Mortgage Assoc.	1.500	06/01/51	945		712,638
Federal National Mortgage Assoc.	2.000	11/01/50	2,818		2,247,679
Federal National Mortgage Assoc.	2.000	12/01/50	1,242		989,975
Federal National Mortgage Assoc.	2.000	04/01/51	1,426		1,132,612
Federal National Mortgage Assoc.	2.000	05/01/51	523		416,547
Federal National Mortgage Assoc.	2.000	08/01/51	1,189		943,838
Federal National Mortgage Assoc.(k)	2.000	11/01/51	1,352		1,072,460
Federal National Mortgage Assoc.	2.500	06/01/50	478		398,428
Federal National Mortgage Assoc.	2.500	10/01/50	1,914		1,594,609
Federal National Mortgage Assoc.	2.500	01/01/51	1,029		855,270
Federal National Mortgage Assoc.	2.500	02/01/51	514		427,532
Federal National Mortgage Assoc.	2.500	03/01/51	425		353,981
Federal National Mortgage Assoc.	2.500	07/01/51	1,789		1,485,881
Federal National Mortgage Assoc.	3.000	TBA	1,000		861,149
Federal National Mortgage Assoc.	3.000	02/01/47	944		842,648
Federal National Mortgage Assoc.	3.000	12/01/51	843		729,269
Federal National Mortgage Assoc.	3.000	02/01/52	428		368,662
Federal National Mortgage Assoc.	3.000	03/01/52	2,628		2,263,591
Federal National Mortgage Assoc.	3.000	04/01/52	500		430,703
Federal National Mortgage Assoc.	3.500	11/01/42	1,178		1,084,425
Federal National Mortgage Assoc.	3.500	01/01/52	388		347,895
Federal National Mortgage Assoc.	3.500	02/01/52	1,229		1,104,582
Federal National Mortgage Assoc.	3.500	04/01/52	1,563		1,399,938
Federal National Mortgage Assoc.	4.000	04/01/52	1,748		1,621,026
Federal National Mortgage Assoc.	4.000	05/01/52	2,442		2,264,923
Federal National Mortgage Assoc.	4.500	09/01/39	45		43,659
Federal National Mortgage Assoc.	4.500	08/01/40	40		39,005
Federal National Mortgage Assoc.	4.500	02/01/44	54		53,291
Federal National Mortgage Assoc.	4.500	08/01/44	123		120,083
Federal National Mortgage Assoc.	4.500	01/01/45	101		98,449
Federal National Mortgage Assoc.	4.500	05/01/52	446		424,976
Federal National Mortgage Assoc.	4.500	06/01/52	1,067		1,015,953
Federal National Mortgage Assoc.	4.500	07/01/52	938		893,030
Federal National Mortgage Assoc.	4.500	08/01/52	961		914,902
Federal National Mortgage Assoc.	4.500	10/01/52	454		432,666
Federal National Mortgage Assoc.	5.000	07/01/35	9		9,137
Federal National Mortgage Assoc.	5.000	02/01/36	22		22,182
Federal National Mortgage Assoc.	5.000	06/01/52	424		414,401
Federal National Mortgage Assoc.	5.000	07/01/52	2,246		2,193,341
Federal National Mortgage Assoc.	5.000	09/01/52	1,253		1,223,097
Federal National Mortgage Assoc.	5.500	06/01/33	4		4,378

See Notes to Financial Statements.

PGIM Balanced Fund   71

Schedule of Investments (unaudited) (continued)

as of March 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal National Mortgage Assoc.	5.500%	08/01/33	9		$9,278
Federal National Mortgage Assoc.	5.500	09/01/33	12		12,535
Federal National Mortgage Assoc.	5.500	09/01/33	24		24,337
Federal National Mortgage Assoc.	5.500	01/01/34	10		9,817
Federal National Mortgage Assoc.	5.500	01/01/34	10		10,089
Federal National Mortgage Assoc.	5.500	07/01/34	17		17,811
Federal National Mortgage Assoc.	5.500	08/01/52	290		288,961
Federal National Mortgage Assoc.	5.500	11/01/52	3,724		3,715,676
Federal National Mortgage Assoc.	6.000	01/01/34	3		3,322
Federal National Mortgage Assoc.	6.000	01/01/34	62		63,954
Federal National Mortgage Assoc.	6.000	02/01/34	5		4,966
Federal National Mortgage Assoc.	6.000	10/01/34	1		720
Federal National Mortgage Assoc.	6.000	10/01/34	4		4,024
Federal National Mortgage Assoc.	6.000	11/01/34	7		7,424
Federal National Mortgage Assoc.	6.000	11/01/34	14		14,311
Federal National Mortgage Assoc.	6.000	11/01/34	21		21,628
Federal National Mortgage Assoc.	6.000	01/01/35	35		35,503
Federal National Mortgage Assoc.	6.000	02/01/35	20		20,147
Federal National Mortgage Assoc.	6.000	08/01/36	9		9,332
Federal National Mortgage Assoc.	6.000	08/01/38	2		1,920
Federal National Mortgage Assoc.	6.000	11/01/52	955		966,729
Federal National Mortgage Assoc.	6.000	12/01/52	210		212,121
Federal National Mortgage Assoc.	6.500	07/01/29	2		2,145
Federal National Mortgage Assoc.	6.500	07/01/32	7		7,647
Federal National Mortgage Assoc.	6.500	04/01/33	5		4,793
Federal National Mortgage Assoc.	6.500	01/01/34	4		3,811
Federal National Mortgage Assoc.	6.500	10/01/36	10		10,504
Federal National Mortgage Assoc.	6.500	09/01/37	32		33,121
Federal National Mortgage Assoc.	6.500	10/01/37	31		32,023
Federal National Mortgage Assoc.(k)	6.625	11/15/30	200		226,075
Federal National Mortgage Assoc.	7.000	06/01/32	4		3,935
Federal National Mortgage Assoc.(k)	7.125	01/15/30	452		517,045
Federal National Mortgage Assoc.	7.500	09/01/30	—(r	)	371
Federal National Mortgage Assoc.	8.500	02/01/28	—(r	)	403
Government National Mortgage Assoc.	2.000	12/20/50	500		410,221
Government National Mortgage Assoc.	2.500	03/20/51	526		448,788
Government National Mortgage Assoc.	3.000	09/20/43	88		79,306
Government National Mortgage Assoc.	3.000	01/20/44	27		24,244
Government National Mortgage Assoc.	3.000	03/15/45	57		50,691
Government National Mortgage Assoc.	3.000	05/20/45	84		75,181
Government National Mortgage Assoc.	3.000	08/20/45	157		140,492
Government National Mortgage Assoc.	3.000	06/20/46	167		149,683
Government National Mortgage Assoc.	3.000	03/20/47	94		83,838
Government National Mortgage Assoc.	3.000	12/20/48	459		410,233
Government National Mortgage Assoc.	3.000	06/20/51	550		485,312

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Government National Mortgage Assoc.	3.000%	08/20/51	1,735		$1,529,987
Government National Mortgage Assoc.	4.500	09/20/52	486		467,352
Government National Mortgage Assoc.	5.000	10/20/37	8		7,747
Government National Mortgage Assoc.	5.000	04/20/45	44		44,207
Government National Mortgage Assoc.	5.000	09/20/52	475		467,037
Government National Mortgage Assoc.	5.500	07/15/33	8		7,750
Government National Mortgage Assoc.	5.500	12/15/33	3		3,273
Government National Mortgage Assoc.	5.500	09/15/34	76		77,620
Government National Mortgage Assoc.	5.500	01/15/36	27		28,061
Government National Mortgage Assoc.	5.500	02/15/36	60		61,380
Government National Mortgage Assoc.	5.500	11/20/52	531		531,094
Government National Mortgage Assoc.	6.500	07/15/32	1		995
Government National Mortgage Assoc.	6.500	08/15/32	—(r	)	179
Government National Mortgage Assoc.	6.500	08/15/32	1		559
Government National Mortgage Assoc.	6.500	08/15/32	1		943
Government National Mortgage Assoc.	6.500	08/15/32	5		5,486
Government National Mortgage Assoc.	7.000	05/15/31	2		2,360
Government National Mortgage Assoc.	7.500	04/15/29	—(r	)	388
Government National Mortgage Assoc.	8.000	06/15/25	1		1,488
Tennessee Valley Authority, Sr. Unsec’d. Notes	7.125	05/01/30	90		103,149

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $62,937,019)					60,691,221

U.S. TREASURY OBLIGATIONS 3.3%
U.S. Treasury Bonds	2.000	11/15/41	6,620		4,644,344
U.S. Treasury Bonds(h)(k)	2.250	05/15/41	12,240		9,046,125
U.S. Treasury Bonds	3.000	02/15/49	7,085		5,524,086
U.S. Treasury Bonds	3.375	11/15/48	600		501,469
U.S. Treasury Bonds	4.750	11/15/53	400		427,250
U.S. Treasury Notes	0.375	12/31/25	2,450		2,272,375
U.S. Treasury Notes	4.000	12/15/25	2,150		2,123,713
U.S. Treasury Notes	4.250	02/28/31	2,935		2,940,962
U.S. Treasury Strips Coupon	0.000(s)	11/15/48	60		19,469
U.S. Treasury Strips Coupon	1.467(s)	11/15/41	210		92,818
U.S. Treasury Strips Coupon	2.052(s)	11/15/43	5,730		2,303,639
U.S. Treasury Strips Coupon(k)	2.374(s)	05/15/43	550		226,252
U.S. Treasury Strips Coupon	2.450(s)	02/15/45	90		34,232
U.S. Treasury Strips Coupon	2.732(s)	08/15/30	286		217,963
U.S. Treasury Strips Coupon	4.002(s)	05/15/41	30		13,624
U.S. Treasury Strips Coupon	4.018(s)	11/15/42	100		42,113
U.S. Treasury Strips Coupon	4.416(s)	11/15/40	5,160		2,404,036
U.S. Treasury Strips Coupon	4.924(s)	02/15/49	170		54,825
U.S. Treasury Strips Coupon	5.331(s)	02/15/40	275		133,859

See Notes to Financial Statements.

PGIM Balanced Fund   73

Schedule of Investments (unaudited) (continued)

as of March 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS (Continued)
U.S. Treasury Strips Coupon	5.356%(s)	05/15/40	115	$55,164

TOTAL U.S. TREASURY OBLIGATIONS (cost $39,830,161)				33,078,318

TOTAL LONG-TERM INVESTMENTS (cost $811,393,106)				985,952,967

			Shares

SHORT-TERM INVESTMENTS 1.4%

AFFILIATED MUTUAL FUNDS 1.4%
PGIM Core Government Money Market Fund (7-day effective yield 5.552%)(wb)			12,121,928	12,121,928
PGIM Institutional Money Market Fund (7-day effective yield 5.664%) (cost $1,625,958; includes $1,619,392 of cash collateral for securities on loan)(b)(wb)			1,626,726	1,625,913

TOTAL AFFILIATED MUTUAL FUNDS (cost $13,747,886)				13,747,841

	Interest Rate	Maturity Date	Principal Amount (000)#

U.S. TREASURY OBLIGATION(k)(n) 0.0%
U.S. Treasury Bills (cost $247,115)	5.270%	06/20/24	250	247,102

TOTAL SHORT-TERM INVESTMENTS (cost $13,995,001)				13,994,943

TOTAL INVESTMENTS, BEFORE OPTION WRITTEN (cost $825,388,107)				999,947,910

OPTION WRITTEN*~ (0.0)% (premiums received $0)				(3)

TOTAL INVESTMENTS, NET OF OPTION WRITTEN 99.1% (cost $825,388,107)				999,947,907
Other assets in excess of liabilities(z) 0.9%				9,451,521

NET ASSETS 100.0%				$1,009,399,428

See Notes to Financial Statements.

Below is a list of the abbreviation(s) used in the semiannual report:

BRL—Brazilian Real

CAD—Canadian Dollar

CLP—Chilean Peso

CNH—Chinese Renminbi

COP—Colombian Peso

CZK—Czech Koruna

EUR—Euro

GBP—British Pound

HUF—Hungarian Forint

IDR—Indonesian Rupiah

INR—Indian Rupee

JPY—Japanese Yen

KRW—South Korean Won

MXN—Mexican Peso

NZD—New Zealand Dollar

PEN—Peruvian Nuevo Sol

PHP—Philippine Peso

PLN—Polish Zloty

SGD—Singapore Dollar

THB—Thai Baht

TWD—New Taiwanese Dollar

USD—US Dollar

ZAR—South African Rand

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

A—Annual payment frequency for swaps

ADR—American Depositary Receipt

BABs—Build America Bonds

BARC—Barclays Bank PLC

BNP—BNP Paribas S.A.

BOA—Bank of America, N.A.

CDI—Chess Depository Interest

CDX—Credit Derivative Index

CGM—Citigroup Global Markets, Inc.

CITI—Citibank, N.A.

CLO—Collateralized Loan Obligation

CME—Chicago Mercantile Exchange

CVA—Certificate Van Aandelen (Bearer)

DAC—Designated Activity Company

DB—Deutsche Bank AG

EAFE—Europe, Australasia, Far East

EMTN—Euro Medium Term Note

EURIBOR—Euro Interbank Offered Rate

GMTN—Global Medium Term Note

GS—Goldman Sachs & Co. LLC

GSI—Goldman Sachs International

HSBC—HSBC Bank PLC

IO—Interest Only (Principal amount represents notional)

JPM—JPMorgan Chase Bank N.A.

LP—Limited Partnership

See Notes to Financial Statements.

PGIM Balanced Fund   75

Schedule of Investments (unaudited) (continued)

as of March 31, 2024

M—Monthly payment frequency for swaps

MSCI—Morgan Stanley Capital International

MSI—Morgan Stanley & Co International PLC

MTN—Medium Term Note

OTC—Over-the-counter

PIK—Payment-in-Kind

PJSC—Public Joint-Stock Company

PRFC—Preference Shares

Q—Quarterly payment frequency for swaps

REITs—Real Estate Investment Trust

REMIC—Real Estate Mortgage Investment Conduit

S&P—Standard & Poor’s

SCB—Standard Chartered Bank

SOFR—Secured Overnight Financing Rate

SONIA—Sterling Overnight Index Average

SSB—State Street Bank & Trust Company

STRIPs—Separate Trading of Registered Interest and Principal of Securities

T—Swap payment upon termination

TBA—To Be Announced

TD—The Toronto-Dominion Bank

UAG—UBS AG

USOIS—United States Overnight Index Swap

UTS—Unit Trust Security

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $1,170,167 and 0.1% of net assets.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $1,537,029; cash collateral of $1,619,392 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2024.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of March 31, 2024. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(f)

Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $979,707. The aggregate value of $484,177 is 0.0% of net assets.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(oo)	Perpetual security. Maturity date represents next call date.
(r)	Principal or notional amount is less than $500 par.

See Notes to Financial Statements.

(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Option Written:

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
GS_21-PJA ^	Put	GSI	06/17/24	0.25%	0.25%(M)	GS_21-PJA(M)	4,500	$(3)

(premiums received $0)

Futures contracts outstanding at March 31, 2024:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
52	3 Month CME SOFR	Jun. 2024	$12,307,425	$3,010
186	2 Year U.S. Treasury Notes	Jun. 2024	38,034,094	(49,077)
66	5 Year U.S. Treasury Notes	Jun. 2024	7,063,032	(150)
99	10 Year U.S. Treasury Notes	Jun. 2024	10,968,891	45,760
95	10 Year U.S. Ultra Treasury Notes	Jun. 2024	10,887,891	93,652
29	20 Year U.S. Treasury Bonds	Jun. 2024	3,492,688	38,432
20	Mini MSCI EAFE Index	Jun. 2024	2,357,100	30,761
19	Mini MSCI Emerging Markets Index	Jun. 2024	996,550	(247)
3	S&P 500 E-Mini Index	Jun. 2024	796,275	17,560

				179,701

Short Positions:
18	5 Year Euro-Bobl	Jun. 2024	2,296,332	(14,677)
6	10 Year Euro-Bund	Jun. 2024	863,382	(9,111)
2	30 Year U.S. Ultra Treasury Bonds	Jun. 2024	258,000	(3,566)
3	Euro Schatz Index	Jun. 2024	342,103	(229)

				(27,583)

				$152,118

Forward foreign currency exchange contracts outstanding at March 31, 2024:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 04/02/24	CITI	BRL	581	$117,000	$115,869	$—	$(1,131)
Expiring 04/02/24	CITI	BRL	568	114,000	113,246	—	(754)

See Notes to Financial Statements.

PGIM Balanced Fund   77

Schedule of Investments (unaudited) (continued)

as of March 31, 2024

Forward foreign currency exchange contracts outstanding at March 31, 2024 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Brazilian Real (cont’d.),
Expiring 04/02/24	DB	BRL	3,595	$725,987	$716,362	$—	$(9,625)
Expiring 04/02/24	TD	BRL	944	188,000	188,035	35	—
Expiring 05/03/24	CITI	BRL	4,386	877,260	871,503	—	(5,757)
British Pound,
Expiring 04/02/24	BOA	GBP	89	112,021	111,982	—	(39)
Chilean Peso,
Expiring 06/21/24	MSI	CLP	235,828	249,000	240,188	—	(8,812)
Chinese Renminbi,
Expiring 04/24/24	CITI	CNH	3,061	421,999	421,833	—	(166)
Expiring 04/24/24	HSBC	CNH	2,809	393,000	387,127	—	(5,873)
Expiring 04/24/24	JPM	CNH	2,982	415,000	410,985	—	(4,015)
Expiring 04/24/24	MSI	CNH	2,997	414,000	413,039	—	(961)
Colombian Peso,
Expiring 06/20/24	BNP	COP	707,990	178,770	180,671	1,901	—
Expiring 06/20/24	CITI	COP	1,166,856	292,974	297,768	4,794	—
Euro,
Expiring 04/19/24	CITI	EUR	108	117,000	116,478	—	(522)
Expiring 04/19/24	JPM	EUR	1,829	1,993,080	1,974,842	—	(18,238)
Indian Rupee,
Expiring 06/20/24	JPM	INR	62,842	756,423	751,688	—	(4,735)
Indonesian Rupiah,
Expiring 06/20/24	BOA	IDR	3,617,092	233,000	227,363	—	(5,637)
Expiring 06/20/24	MSI	IDR	25,462,613	1,639,660	1,600,526	—	(39,134)
Japanese Yen,
Expiring 04/19/24	BOA	JPY	45,680	320,012	302,743	—	(17,269)
Mexican Peso,
Expiring 06/20/24	BOA	MXN	25,610	1,513,039	1,520,461	7,422	—
Expiring 06/20/24	BOA	MXN	5,127	303,000	304,390	1,390	—
New Taiwanese Dollar,
Expiring 06/20/24	BOA	TWD	13,664	429,000	428,697	—	(303)
Expiring 06/20/24	BOA	TWD	12,882	404,000	404,158	158	—
Expiring 06/20/24	HSBC	TWD	12,258	386,000	384,589	—	(1,411)
Expiring 06/20/24	MSI	TWD	16,024	506,000	502,742	—	(3,258)
Expiring 06/20/24	SCB	TWD	14,154	450,000	444,091	—	(5,909)
New Zealand Dollar,
Expiring 04/19/24	CITI	NZD	416	255,626	248,275	—	(7,351)
Peruvian Nuevo Sol,
Expiring 06/20/24	SCB	PEN	1,232	333,412	330,709	—	(2,703)
Philippine Peso,
Expiring 06/20/24	CITI	PHP	58,328	1,052,948	1,037,245	—	(15,703)
Expiring 06/20/24	MSI	PHP	68,472	1,237,242	1,217,635	—	(19,607)
Expiring 06/20/24	SCB	PHP	21,207	383,000	377,121	—	(5,879)

See Notes to Financial Statements.

Forward foreign currency exchange contracts outstanding at March 31, 2024 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Polish Zloty,
Expiring 04/19/24	CITI	PLN	981	$249,000	$245,485	$—	$(3,515)
Expiring 04/19/24	GSI	PLN	625	154,257	156,515	2,258	—
Expiring 04/19/24	JPM	PLN	363	89,743	90,897	1,154	—
Singapore Dollar,
Expiring 06/20/24	BNP	SGD	154	115,000	114,468	—	(532)
South African Rand,
Expiring 06/20/24	BNP	ZAR	9,736	516,341	510,523	—	(5,818)
Expiring 06/20/24	GSI	ZAR	8,617	459,175	451,820	—	(7,355)
South Korean Won,
Expiring 06/20/24	BOA	KRW	307,006	232,000	228,484	—	(3,516)
Thai Baht,
Expiring 06/20/24	MSI	THB	8,440	233,000	232,915	—	(85)

				$18,859,969	$18,673,468	19,112	(205,613)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 04/02/24	CITI	BRL	4,386	$880,041	$874,064	$5,977	$—
Expiring 04/02/24	GSI	BRL	1,302	261,000	259,446	1,554	—
Expiring 05/03/24	CITI	BRL	584	117,000	116,027	973	—
British Pound,
Expiring 04/19/24	BOA	GBP	169	214,732	212,932	1,800	—
Expiring 04/19/24	HSBC	GBP	1,853	2,359,918	2,338,624	21,294	—
Expiring 04/19/24	JPM	GBP	58	73,000	72,719	281	—
Canadian Dollar,
Expiring 04/19/24	BNP	CAD	146	108,553	107,734	819	—
Chilean Peso,
Expiring 06/21/24	TD	CLP	517,180	545,261	526,743	18,518	—
Chinese Renminbi,
Expiring 04/24/24	CITI	CNH	3,096	431,000	426,691	4,309	—
Expiring 04/24/24	HSBC	CNH	5,782	805,000	796,819	8,181	—
Expiring 04/24/24	HSBC	CNH	3,119	430,000	429,891	109	—
Expiring 04/24/24	MSI	CNH	18,419	2,579,309	2,538,522	40,787	—
Expiring 04/24/24	SCB	CNH	3,097	431,000	426,779	4,221	—
Czech Koruna,
Expiring 04/19/24	BARC	CZK	5,752	247,000	245,208	1,792	—
Expiring 04/19/24	BARC	CZK	2,888	125,650	123,099	2,551	—
Expiring 04/19/24	BARC	CZK	2,856	124,350	121,731	2,619	—

See Notes to Financial Statements.

PGIM Balanced Fund   79

Schedule of Investments (unaudited) (continued)

as of March 31, 2024

Forward foreign currency exchange contracts outstanding at March 31, 2024 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Czech Koruna (cont’d.),
Expiring 04/19/24	BNP	CZK	6,749	$288,000	$287,716	$284	$—
Expiring 04/19/24	BOA	CZK	6,514	285,000	277,700	7,300	—
Expiring 04/19/24	BOA	CZK	5,971	252,000	254,557	—	(2,557)
Expiring 04/19/24	GSI	CZK	6,902	295,000	294,249	751	—
Expiring 04/19/24	GSI	CZK	3,740	157,680	159,414	—	(1,734)
Expiring 04/19/24	JPM	CZK	2,657	112,320	113,257	—	(937)
Expiring 04/19/24	MSI	CZK	6,933	295,000	295,565	—	(565)
Euro,
Expiring 04/19/24	BARC	EUR	569	621,000	614,435	6,565	—
Expiring 04/19/24	BARC	EUR	211	226,409	227,831	—	(1,422)
Expiring 04/19/24	BOA	EUR	3,379	3,689,416	3,648,462	40,954	—
Expiring 04/19/24	CITI	EUR	105	114,192	113,376	816	—
Expiring 04/19/24	CITI	EUR	103	112,000	110,735	1,265	—
Expiring 04/19/24	CITI	EUR	102	112,000	109,682	2,318	—
Expiring 04/19/24	CITI	EUR	102	111,000	110,265	735	—
Expiring 04/19/24	HSBC	EUR	380	412,105	410,313	1,792	—
Expiring 04/19/24	JPM	EUR	1,599	1,734,091	1,726,954	7,137	—
Expiring 04/19/24	SSB	EUR	5,467	6,007,671	5,902,984	104,687	—
Expiring 04/19/24	SSB	EUR	3,172	3,458,098	3,425,437	32,661	—
Expiring 04/19/24	SSB	EUR	150	163,142	161,966	1,176	—
Expiring 04/19/24	TD	EUR	5,068	5,534,792	5,472,692	62,100	—
Hungarian Forint,
Expiring 04/19/24	BARC	HUF	104,069	284,000	284,678	—	(678)
Expiring 04/19/24	BARC	HUF	78,330	217,000	214,271	2,729	—
Expiring 04/19/24	BOA	HUF	115,345	328,039	315,523	12,516	—
Expiring 04/19/24	CITI	HUF	118,673	327,971	324,626	3,345	—
Expiring 04/19/24	GSI	HUF	212,526	610,813	581,359	29,454	—
Expiring 04/19/24	HSBC	HUF	94,784	261,404	259,277	2,127	—
Expiring 04/19/24	UAG	HUF	73,222	204,000	200,295	3,705	—
Indian Rupee,
Expiring 06/20/24	JPM	INR	34,832	419,000	416,643	2,357	—
Expiring 06/20/24	JPM	INR	34,173	411,000	408,762	2,238	—
Expiring 06/20/24	JPM	INR	33,253	398,000	397,755	245	—
Indonesian Rupiah,
Expiring 06/20/24	CITI	IDR	2,438,667	154,000	153,289	711	—
Japanese Yen,
Expiring 04/19/24	BOA	JPY	46,217	306,000	306,301	—	(301)
Mexican Peso,
Expiring 06/20/24	GSI	MXN	5,679	338,000	337,173	827	—
New Taiwanese Dollar,
Expiring 06/20/24	GSI	TWD	61,992	1,986,530	1,944,989	41,541	—

See Notes to Financial Statements.

Forward foreign currency exchange contracts outstanding at March 31, 2024 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
New Zealand Dollar,
Expiring 04/19/24	CITI	NZD	416	$253,437	$248,275	$5,162	$—
Peruvian Nuevo Sol,
Expiring 06/20/24	BARC	PEN	797	210,446	213,804	—	(3,358)
Expiring 06/20/24	CITI	PEN	1,302	353,737	349,554	4,183	—
Philippine Peso,
Expiring 06/20/24	CITI	PHP	21,424	383,000	380,980	2,020	—
Polish Zloty,
Expiring 04/19/24	CITI	PLN	1,544	384,407	386,550	—	(2,143)
Expiring 04/19/24	CITI	PLN	367	90,711	91,831	—	(1,120)
Expiring 04/19/24	GSI	PLN	840	207,289	210,162	—	(2,873)
Singapore Dollar,
Expiring 06/20/24	MSI	SGD	874	656,001	649,404	6,597	—
South Korean Won,
Expiring 06/20/24	CITI	KRW	740,790	565,221	551,321	13,900	—
Expiring 06/20/24	HSBC	KRW	595,521	445,000	443,207	1,793	—
Expiring 06/20/24	MSI	KRW	311,218	233,000	231,619	1,381	—
Thai Baht,
Expiring 06/20/24	GSI	THB	16,006	445,000	441,706	3,294	—
Expiring 06/20/24	JPM	THB	10,828	305,000	298,820	6,180	—
Expiring 06/20/24	MSI	THB	30,573	861,404	843,700	17,704	—

				$45,353,140	$44,820,493	550,335	(17,688)

						$569,447	$(223,301)

Cross currency exchange contracts outstanding at March 31, 2024:

Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty

OTC Cross Currency Exchange Contracts:
04/19/24	Buy	PLN	447	EUR	103	$643	$—	BOA
04/19/24	Buy	PLN	459	EUR	107	—	(657)	SSB
04/19/24	Buy	PLN	2,304	EUR	528	6,565	—	BOA

						$7,208	$(657)

See Notes to Financial Statements.

PGIM Balanced Fund   81

Schedule of Investments (unaudited) (continued)

as of March 31, 2024

Credit default swap agreements outstanding at March 31, 2024:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreement on asset-backed and/or mortgage-backed securities - Sell Protection(2)^:
GS_21-PJA	04/14/24	0.500%(M)	2,883	*	$1,918	$(19)	$1,937	GSI

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
Republic of Italy	12/20/27	1.000%(Q)	EUR	685	$(24,011)	$(19,232)	$(4,779)	BARC
United Mexican States	12/20/24	1.000%(Q)		400	(2,587)	(686)	(1,901)	BARC

					$(26,598)	$(19,918)	$(6,680)

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreement on corporate and/or sovereign issues - Sell Protection(2):
Petroleos Mexicanos	12/20/24	1.000	%(Q)	400	1.557%	$(1,468)	$(3,010)	$1,542	BARC

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2024(4)	Value at Trade Date	Value at March 31, 2024	Unrealized Appreciation (Depreciation)

Centrally Cleared Credit Default Swap Agreements on credit indices - Sell Protection(2):
CDX.NA.HY.41.V2	12/20/28	5.000	%(Q)	1,465	3.116%	$80,800	$110,311	$29,511
CDX.NA.HY.42.V1	06/20/29	5.000	%(Q)	6,610	3.289%	461,126	487,478	26,352

						$541,926	$597,789	$55,863

The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional

See Notes to Financial Statements.

amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

*

When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Fund is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest rate swap agreements outstanding at March 31, 2024:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2024	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements:
GBP	928	05/08/26	1.000%(A)	1 Day SONIA(1)(A)/ 5.191%	$(34,697)	$120,408	$155,105
GBP	190	05/08/31	1.150%(A)	1 Day SONIA(1)(A)/ 5.191%	(8,272)	45,550	53,822
	32,555	08/31/24	5.384%(T)	1 Day SOFR(2)(T)/ 5.340%	—	(9,941)	(9,941)
	4,452	03/08/25	4.946%(A)	1 Day SOFR(2)(A)/ 5.340%	—	(6,769)	(6,769)

See Notes to Financial Statements.

PGIM Balanced Fund   83

Schedule of Investments (unaudited) (continued)

as of March 31, 2024

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2024	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements (cont’d.):
5,724	03/09/25	5.110%(A)	1 Day SOFR(2)(A)/ 5.340%	$—	$659	$659
12,993	03/10/25	5.088%(A)	1 Day SOFR(2)(A)/ 5.340%	—	(1,158)	(1,158)
11,110	08/31/25	4.805%(A)	1 Day SOFR(1)(A)/ 5.340%	—	44,733	44,733
2,590	09/25/26	4.699%(A)	1 Day SOFR(1)(A)/ 5.340%	479	(9,873)	(10,352)

				$(42,490)	$183,609	$226,099

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at March 31, 2024:

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
Total Return Benchmark Bond Index(T)	1 Day USOIS -40bps(T)/ 4.930%	GSI	09/20/24	(6,497)	$(24,136)	$—	$(24,136)
U.S. Treasury Bond(T)	1 Day USOIS +24bps(T)/ 5.570%	JPM	07/09/24	7,125	(307,654)	—	(307,654)
U.S. Treasury Bond(T)	1 Day USOIS +21bps(T)/ 5.540%	BOA	07/25/24	12,415	(197,327)	—	(197,327)
U.S. Treasury Bond(T)	1 Day USOIS +20bps(T)/ 5.530%	GSI	08/01/24	5,970	(143,815)	—	(143,815)
U.S. Treasury Bond(T)	1 Day USOIS +20bps(T)/ 5.530%	JPM	08/05/24	4,325	(129,515)	—	(129,515)

					$(802,447)	$—	$(802,447)

(1)

On a long total return swap, the Fund receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Fund makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.

(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

See Notes to Financial Statements.

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swap Agreements	$—	$(22,947)	$3,479	$(809,127)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
CGM	$—	$2,223,766
GS	—	247,102

Total	$—	$2,470,868

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks	$503,889,529	$102,813,053	$24,852
Preferred Stocks	1,320,354	269,556	30,366
Asset-Backed Securities
Automobiles	—	8,168,690	—
Collateralized Loan Obligations	—	35,904,861	—
Consumer Loans	—	2,852,294	—
Credit Cards	—	126,287	—
Equipment	—	182,714	—
Home Equity Loans	—	899,298	—
Other	—	792,609	—
Residential Mortgage-Backed Securities	—	297,281	—
Student Loans	—	910,081	—
Commercial Mortgage-Backed Securities	—	58,849,719	—
Corporate Bonds	—	154,579,882	12,044
Floating Rate and Other Loans	—	500,820	—

See Notes to Financial Statements.

PGIM Balanced Fund   85

Schedule of Investments (unaudited) (continued)

as of March 31, 2024

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Municipal Bonds	$—	$2,607,474	$—
Residential Mortgage-Backed Securities	—	9,790,064	1,100,990
Sovereign Bonds	—	6,260,610	—
U.S. Government Agency Obligations	—	60,691,221	—
U.S. Treasury Obligations	—	33,078,318	—
Short-Term Investments
Affiliated Mutual Funds	13,747,841	—	—
U.S. Treasury Obligation	—	247,102	—

Total	$518,957,724	$479,821,934	$1,168,252

Liabilities
Option Written	$—	$—	$(3)

Other Financial Instruments*
Assets
Futures Contracts	$229,175	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	569,447	—
OTC Cross Currency Exchange Contracts	—	7,208	—
Centrally Cleared Credit Default Swap Agreements	—	55,863	—
OTC Credit Default Swap Agreement	—	—	1,918
Centrally Cleared Interest Rate Swap Agreements	—	254,319	—

Total	$229,175	$886,837	$1,918

Liabilities
Futures Contracts	$(77,057)	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	(223,301)	—
OTC Cross Currency Exchange Contracts	—	(657)	—
OTC Credit Default Swap Agreements	—	(28,066)	—
Centrally Cleared Interest Rate Swap Agreements	—	(28,220)	—
OTC Total Return Swap Agreements	—	(802,447)	—

Total	$(77,057)	$(1,082,691)	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of March 31, 2024 were as follows:

Banks	6.8%
U.S. Government Agency Obligations	6.0
Semiconductors & Semiconductor Equipment	5.9

Commercial Mortgage-Backed Securities	5.8%
Software	5.4
Pharmaceuticals	3.7

See Notes to Financial Statements.

Industry Classification (continued):

Collateralized Loan Obligations	3.6%
U.S. Treasury Obligations	3.3
Technology Hardware, Storage & Peripherals	3.3
Interactive Media & Services	3.2
Oil, Gas & Consumable Fuels	2.3
Automobiles	2.2
Broadline Retail	2.2
Insurance	2.2
Capital Markets	1.9
Financial Services	1.9
Aerospace & Defense	1.6
Health Care Providers & Services	1.4
Affiliated Mutual Funds (0.2% represents investments purchased with collateral from securities on loan)	1.4
Electric	1.4
Chemicals	1.4
Health Care Equipment & Supplies	1.2
Residential Mortgage-Backed Securities	1.1
Hotels, Restaurants & Leisure	1.1
Beverages	1.1
Specialty Retail	1.0
Machinery	1.0
Metals & Mining	0.9
Consumer Staples Distribution & Retail	0.9
Biotechnology	0.9
Industrial Conglomerates	0.9
Media	0.8
Telecommunications	0.8
Oil & Gas	0.8
Pipelines	0.8
Diversified Telecommunication Services	0.8
Electrical Equipment	0.8
Real Estate Investment Trusts (REITs)	0.7
Household Products	0.7
Building Products	0.7
Entertainment	0.7
Life Sciences Tools & Services	0.7
Food Products	0.7
IT Services	0.6
Sovereign Bonds	0.6
Electric Utilities	0.6
Healthcare-Services	0.5
Construction Materials	0.5
Ground Transportation	0.5
Agriculture	0.4

Trading Companies & Distributors	0.4%
Communications Equipment	0.4
Automobile Components	0.4
Foods	0.3
Multi-Utilities	0.3
Auto Manufacturers	0.3
Air Freight & Logistics	0.3
Real Estate Management & Development	0.3
Independent Power & Renewable Electricity Producers	0.3
Consumer Loans	0.3
Municipal Bonds	0.3
Textiles, Apparel & Luxury Goods	0.3
Residential REITs	0.2
Diversified Financial Services	0.2
Specialized REITs	0.2
Electronic Equipment, Instruments & Components	0.2
Professional Services	0.2
Commercial Services	0.2
Lodging	0.2
Retail	0.2
Industrial REITs	0.2
Home Builders	0.2
Gas	0.2
Household Durables	0.2
Passenger Airlines	0.2
Engineering & Construction	0.2
Semiconductors	0.2
Retail REITs	0.1
Construction & Engineering	0.1
Tobacco	0.1
Packaging & Containers	0.1
Miscellaneous Manufacturing	0.1
Mining	0.1
Electronics	0.1
Transportation	0.1
Commercial Services & Supplies	0.1
Airlines	0.1
Building Materials	0.1
Student Loans	0.1
Home Equity Loans	0.1
Trucking & Leasing	0.1
Other	0.1
Wireless Telecommunication Services	0.1
Leisure Time	0.1
Energy Equipment & Services	0.1

See Notes to Financial Statements.

PGIM Balanced Fund   87

Schedule of Investments (unaudited) (continued)

as of March 31, 2024

Industry Classification (continued):

Gas Utilities	0.1%
Machinery-Diversified	0.1
Auto Parts & Equipment	0.1
Personal Care Products	0.1
Hotel & Resort REITs	0.1
Consumer Finance	0.1
Marine Transportation	0.1
Diversified Consumer Services	0.0	*
Healthcare-Products	0.0	*
Mortgage Real Estate Investment Trusts (REITs)	0.0	*
Distribution/Wholesale	0.0	*
Computers	0.0	*
Oil & Gas Services	0.0	*
Containers & Packaging	0.0	*
Real Estate	0.0	*
Forest Products & Paper	0.0	*
Transportation Infrastructure	0.0	*
Office REITs	0.0	*
Housewares	0.0	*

Equipment	0.0	*%
Water Utilities	0.0	*
Credit Cards	0.0	*
Health Care Technology	0.0	*
Health Care REITs	0.0	*
Leisure Products	0.0	*
Environmental Control	0.0	*
Paper & Forest Products	0.0	*
Diversified REITs	0.0	*

	99.1
Option Written	(0.0	)*
Other assets in excess of liabilities	0.9

	100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk, equity risk, foreign exchange risk, and interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of March 31, 2024 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives

Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Credit contracts	Due from/to broker-variation margin swaps	$55,863	*	—	$—
Credit contracts	—	—		Premiums received for OTC swap agreements	22,947
Credit contracts	—	—		Options written outstanding, at value	3
Credit contracts	Unrealized appreciation on OTC swap agreements	3,479		Unrealized depreciation on OTC swap agreements	6,680

See Notes to Financial Statements.

	Asset Derivatives			Liability Derivatives

Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Equity contracts	Due from/to broker-variation margin futures	$48,321	*	Due from/to broker-variation margin futures	$247	*
Foreign exchange contracts	Unrealized appreciation on OTC cross currency exchange contracts	7,208		Unrealized depreciation on OTC cross currency exchange contracts	657
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	569,447		Unrealized depreciation on OTC forward foreign currency exchange contracts	223,301
Interest rate contracts	Due from/to broker-variation margin futures	180,854	*	Due from/to broker-variation margin futures	76,810	*
Interest rate contracts	Due from/to broker-variation margin swaps	254,319	*	Due from/to broker-variation margin swaps	28,220	*
Interest rate contracts	—	—		Unrealized depreciation on OTC swap agreements	802,447

		$1,119,491			$1,161,312

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended March 31, 2024 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Options Written	Futures	Forward & Cross Currency Exchange Contracts	Swaps
Credit contracts	$549	$—	$—	$754,300
Equity contracts	—	437,557	—	—
Foreign exchange contracts	—	—	474,048	—
Interest rate contracts	—	41,281	—	(365,432)

Total	$549	$478,838	$474,048	$388,868

See Notes to Financial Statements.

PGIM Balanced Fund   89

Schedule of Investments (unaudited) (continued)

as of March 31, 2024

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Options Written	Futures	Forward & Cross Currency Exchange Contracts	Swaps
Credit contracts	$18	$—	$—	$25,950
Equity contracts	—	170,497	—	—
Foreign exchange contracts	—	—	(745,574)	—
Interest rate contracts	—	1,265,120	—	(84,065)

Total	$18	$1,435,617	$(745,574)	$(58,115)

For the six months ended March 31, 2024, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*

Options Written (1)	$4,500,000

Futures Contracts - Long Positions (1)	100,695,989

Futures Contracts - Short Positions (1)	17,895,863

Forward Foreign Currency Exchange Contracts - Purchased (2)	16,281,774

Forward Foreign Currency Exchange Contracts - Sold (2)	39,544,536

Cross Currency Exchange Contracts (3)	631,663

Interest Rate Swap Agreements (1)	72,715,738

Credit Default Swap Agreements - Buy Protection (1)	1,139,811

Credit Default Swap Agreements - Sell Protection (1)	10,833,651

Total Return Swap Agreements (1)	23,250,514

*	Average volume is based on average quarter end balances for the six months ended March 31, 2024.
(1)	Notional Amount in USD.
(2)	Value at Settlement Date.
(3)	Value at Trade Date.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	$1,537,029	$(1,537,029)	$—

See Notes to Financial Statements.

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
BARC	$17,798	$(35,066)	$(17,268)	$—	$(17,268)
BNP	3,004	(6,350)	(3,346)	—	(3,346)
BOA	78,748	(226,949)	(148,201)	148,201	—
CITI	50,508	(38,162)	12,346	—	12,346
DB	—	(9,625)	(9,625)	—	(9,625)
GSI	81,616	(179,935)	(98,319)	98,319	—
HSBC	35,296	(7,284)	28,012	—	28,012
JPM	19,592	(465,094)	(445,502)	445,502	—
MSI	66,469	(72,422)	(5,953)	—	(5,953)
SCB	4,221	(14,491)	(10,270)	—	(10,270)
SSB	138,524	(657)	137,867	(18,959)	118,908
TD	80,653	—	80,653	—	80,653
UAG	3,705	—	3,705	—	3,705

	$580,134	$(1,056,035)	$(475,901)	$673,063	$197,162

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions and the Fund’s OTC derivative exposure by counterparty.

See Notes to Financial Statements.

PGIM Balanced Fund   91

Statement of Assets and Liabilities (unaudited)

as of March 31, 2024

Assets
Investments at value, including securities on loan of $1,537,029:
Unaffiliated investments (cost $811,640,221)	$986,200,069
Affiliated investments (cost $13,747,886)	13,747,841
Cash	3,472,781
Foreign currency, at value (cost $816,505)	813,954
Receivable for investments sold	8,609,123
Dividends and interest receivable	3,987,771
Receivable for Fund shares sold	1,772,847
Unrealized appreciation on OTC forward foreign currency exchange contracts	569,447
Tax reclaim receivable	405,698
Unrealized appreciation on OTC cross currency exchange contracts	7,208
Unrealized appreciation on OTC swap agreements	3,479
Due from broker—variation margin swaps	851
Prepaid expenses and other assets	3,617

Total Assets	1,019,594,686

Liabilities
Payable for investments purchased	4,160,883
Payable for Fund shares purchased	2,145,739
Payable to broker for collateral for securities on loan	1,619,392
Unrealized depreciation on OTC swap agreements	809,127
Management fee payable	461,576
Accrued expenses and other liabilities	298,836
Distribution fee payable	229,436
Unrealized depreciation on OTC forward foreign currency exchange contracts	223,301
Foreign capital gains tax liability accrued	102,464
Affiliated transfer agent fee payable	71,147
Due to broker—variation margin futures	49,750
Premiums received for OTC swap agreements	22,947
Unrealized depreciation on OTC cross currency exchange contracts	657
Options written outstanding, at value (premiums received $0)	3

Total Liabilities	10,195,258

Net Assets	$1,009,399,428

Net assets were comprised of:
Common stock, at par	$57,409
Paid-in capital in excess of par	821,824,583
Total distributable earnings (loss)	187,517,436

Net assets, March 31, 2024	$1,009,399,428

See Notes to Financial Statements.

Class A
Net asset value and redemption price per share, ($720,816,163 ÷ 41,104,450 shares of common stock issued and outstanding)	$17.54
Maximum sales charge (3.25% of offering price)	0.59

Maximum offering price to public	$18.13

Class C
Net asset value, offering price and redemption price per share, ($57,669,951 ÷ 3,264,590 shares of common stock issued and outstanding)	$17.67

Class R
Net asset value, offering price and redemption price per share, ($28,053 ÷ 1,599 shares of common stock issued and outstanding)	$17.54

Class Z
Net asset value, offering price and redemption price per share, ($131,294,868 ÷ 7,416,474 shares of common stock issued and outstanding)	$17.70

Class R6
Net asset value, offering price and redemption price per share, ($99,590,393 ÷ 5,621,881 shares of common stock issued and outstanding)	$17.71

See Notes to Financial Statements.

PGIM Balanced Fund   93

Statement of Operations (unaudited)

Six Months Ended March 31, 2024

Net Investment Income (Loss)
Income
Interest income	$8,733,528
Unaffiliated dividend income (net of $231,294 foreign withholding tax)	5,225,585
Affiliated dividend income	459,998
Income from securities lending, net (including affiliated income of $5,183)	6,623

Total income	14,425,734

Expenses
Management fee	3,068,286
Distribution fee(a)	1,291,775
Transfer agent’s fees and expenses (including affiliated expense of $182,309)(a)	539,178
Custodian and accounting fees	114,389
Shareholders’ reports	44,350
Registration fees(a)	40,084
Audit fee	25,679
Professional fees	24,733
Directors’ fees	10,664
Miscellaneous	34,495

Total expenses	5,193,633
Less: Fee waiver and/or expense reimbursement(a)	(531,533)
Distribution fee waiver(a)	(33)

Net expenses	4,662,067

Net investment income (loss)	9,763,667

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions (including affiliated of $1,323) (net of foreign capital gains taxes $(97,625))	20,600,052
Futures transactions	478,838
Forward and cross currency contract transactions	474,048
Options written transactions	549
Swap agreement transactions	388,868
Foreign currency transactions	(314,202)

21,628,153

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(158)) (net of change in foreign capital gains taxes $(27,225))	115,639,749
Futures	1,435,617
Forward and cross currency contracts	(745,574)
Options written	18
Swap agreements	(58,115)
Foreign currencies	78,833

116,350,528

Net gain (loss) on investment and foreign currency transactions	137,978,681

Net Increase (Decrease) In Net Assets Resulting From Operations	$147,742,348

See Notes to Financial Statements.

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class R	Class Z	Class R6
Distribution fee	1,009,673	282,003	99	—	—
Transfer agent’s fees and expenses	420,352	41,955	310	75,796	765
Registration fees	12,398	7,409	3,058	7,410	9,809
Fee waiver and/or expense reimbursement	(444,955)	(15,127)	(3,332)	(32,775)	(35,344)
Distribution fee waiver	—	—	(33)	—	—

See Notes to Financial Statements.

PGIM Balanced Fund   95

Statements of Changes in Net Assets (unaudited)

	Six Months Ended March 31, 2024	Year Ended September 30, 2023

Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$9,763,667	$19,527,984
Net realized gain (loss) on investment and foreign currency transactions	21,628,153	5,734,289
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	116,350,528	84,707,147

Net increase (decrease) in net assets resulting from operations	147,742,348	109,969,420

Dividends and Distributions
Distributions from distributable earnings
Class A	(7,658,824)	(14,280,270)
Class C	(418,955)	(846,320)
Class R	(246)	(1,742)
Class Z	(1,507,902)	(2,729,302)
Class R6	(1,197,283)	(2,158,971)

	(10,783,210)	(20,016,605)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	54,686,606	81,337,380
Net asset value of shares issued in reinvestment of dividends and distributions	10,574,484	19,628,243
Cost of shares purchased	(88,958,732)	(167,597,777)

Net increase (decrease) in net assets from Fund share transactions	(23,697,642)	(66,632,154)

Total increase (decrease)	113,261,496	23,320,661

Net Assets:
Beginning of period	896,137,932	872,817,271

End of period	$1,009,399,428	$896,137,932

See Notes to Financial Statements.

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended March 31, 2024

			Year Ended September 30,
			2023	2022	2021	2020	2019
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$15.18		$13.75	$18.70	$15.96	$15.61	$16.38
Income (loss) from investment operations:
Net investment income (loss)	0.17		0.32	0.24	0.23	0.24	0.24
Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.38		1.44	(3.02)	2.75	0.63	0.04
Total from investment operations	2.55		1.76	(2.78)	2.98	0.87	0.28
Less Dividends and Distributions:
Dividends from net investment income	(0.19)		(0.33)	(0.29)	(0.20)	(0.24)	(0.25)
Distributions from net realized gains	-		-	(1.88)	(0.04)	(0.28)	(0.80)
Total dividends and distributions	(0.19)		(0.33)	(2.17)	(0.24)	(0.52)	(1.05)
Net asset value, end of period	$17.54		$15.18	$13.75	$18.70	$15.96	$15.61
Total Return(b):	16.87%		12.83%	(16.95)%	18.76%	5.64%	2.28%

Ratios/Supplemental Data:
Net assets, end of period (000)	$720,816		$639,625	$615,650	$760,976	$616,646	$590,383
Average net assets (000)	$673,115		$652,990	$732,873	$710,895	$593,393	$416,723
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.00	%(d)	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses before waivers and/or expense reimbursement	1.13	%(d)	1.15%	1.12%	1.11%	1.16%	1.16%
Net investment income (loss)	2.06	%(d)	2.13%	1.46%	1.28%	1.52%	1.58%
Portfolio turnover rate(e)(f)	56%		141%	109%	85%	108%	128%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)	The Fund accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Balanced Fund   97

Financial Highlights (unaudited) (continued)

Class C Shares
	Six Months Ended March 31, 2024

			Year Ended September 30,
			2023	2022	2021	2020	2019
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$15.29		$13.85	$18.81	$16.06	$15.71	$16.48
Income (loss) from investment operations:
Net investment income (loss)	0.10		0.20	0.11	0.09	0.12	0.13
Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.40		1.45	(3.03)	2.77	0.64	0.04
Total from investment operations	2.50		1.65	(2.92)	2.86	0.76	0.17
Less Dividends and Distributions:
Dividends from net investment income	(0.12)		(0.21)	(0.16)	(0.07)	(0.13)	(0.14)
Distributions from net realized gains	-		-	(1.88)	(0.04)	(0.28)	(0.80)
Total dividends and distributions	(0.12)		(0.21)	(2.04)	(0.11)	(0.41)	(0.94)
Net asset value, end of period	$17.67		$15.29	$13.85	$18.81	$16.06	$15.71
Total Return(b):	16.42%		11.89%	(17.58)%	17.82%	4.77%	1.62%

Ratios/Supplemental Data:
Net assets, end of period (000)	$57,670		$56,162	$65,656	$93,656	$95,166	$108,958
Average net assets (000)	$56,401		$63,635	$85,096	$96,972	$102,396	$92,047
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.83	%(d)	1.82%	1.79%	1.78%	1.77%	1.73%
Expenses before waivers and/or expense reimbursement	1.88	%(d)	1.88%	1.84%	1.82%	1.84%	1.84%
Net investment income (loss)	1.23	%(d)	1.30%	0.65%	0.50%	0.75%	0.87%
Portfolio turnover rate(e)(f)	56%		141%	109%	85%	108%	128%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)	The Fund accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Class R Shares
	Six Months Ended March 31, 2024

			Year Ended September 30,
			2023	2022	2021	2020	2019
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$15.19		$13.75	$18.70	$15.97	$15.64	$16.38
Income (loss) from investment operations:
Net investment income (loss)	0.13		0.25	0.16	0.14	0.16	0.17
Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.37		1.45	(3.02)	2.75	0.64	0.05
Total from investment operations	2.50		1.70	(2.86)	2.89	0.80	0.22
Less Dividends and Distributions:
Dividends from net investment income	(0.15)		(0.26)	(0.21)	(0.12)	(0.19)	(0.16)
Distributions from net realized gains	-		-	(1.88)	(0.04)	(0.28)	(0.80)
Total dividends and distributions	(0.15)		(0.26)	(2.09)	(0.16)	(0.47)	(0.96)
Net asset value, end of period	$17.54		$15.19	$13.75	$18.70	$15.97	$15.64
Total Return(b):	16.53%		12.37%	(17.36)%	18.15%	5.16%	1.85%

Ratios/Supplemental Data:
Net assets, end of period (000)	$28		$31	$209	$427	$1,135	$2,047
Average net assets (000)	$26		$120	$402	$675	$1,439	$1,959
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.47	%(d)	1.47%	1.47%	1.47%	1.47%	1.45%
Expenses before waivers and/or expense reimbursement	26.98	%(d)	7.12%	3.39%	2.72%	2.61%	2.16%
Net investment income (loss)	1.58	%(d)	1.66%	0.97%	0.80%	1.04%	1.14%
Portfolio turnover rate(e)(f)	56%		141%	109%	85%	108%	128%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)	The Fund accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Balanced Fund   99

Financial Highlights (unaudited) (continued)

Class Z Shares
	Six Months Ended March 31, 2024

			Year Ended September 30,
			2023	2022	2021	2020	2019
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$15.32		$13.87	$18.85	$16.09	$15.73	$16.49
Income (loss) from investment operations:
Net investment income (loss)	0.19		0.35	0.28	0.27	0.27	0.29
Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.39		1.46	(3.05)	2.77	0.65	0.04
Total from investment operations	2.58		1.81	(2.77)	3.04	0.92	0.33
Less Dividends and Distributions:
Dividends from net investment income	(0.20)		(0.36)	(0.33)	(0.24)	(0.28)	(0.29)
Distributions from net realized gains	-		-	(1.88)	(0.04)	(0.28)	(0.80)
Total dividends and distributions	(0.20)		(0.36)	(2.21)	(0.28)	(0.56)	(1.09)
Net asset value, end of period	$17.70		$15.32	$13.87	$18.85	$16.09	$15.73
Total Return(b):	16.96%		13.02%	(16.74)%	18.99%	5.90%	2.59%

Ratios/Supplemental Data:
Net assets, end of period (000)	$131,295		$112,934	$113,095	$171,776	$147,635	$174,033
Average net assets (000)	$122,205		$115,259	$146,908	$165,225	$156,846	$172,091
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.79	%(d)	0.79%	0.78%	0.77%	0.78%	0.75%
Expenses before waivers and/or expense reimbursement	0.84	%(d)	0.85%	0.83%	0.81%	0.85%	0.86%
Net investment income (loss)	2.27	%(d)	2.33%	1.65%	1.50%	1.74%	1.86%
Portfolio turnover rate(e)(f)	56%		141%	109%	85%	108%	128%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)	The Fund accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Class R6 Shares
	Six Months Ended March 31, 2024

			Year Ended September 30,
			2023	2022	2021	2020	2019
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$15.33		$13.88	$18.86	$16.10	$15.74	$16.50
Income (loss) from investment operations:
Net investment income (loss)	0.20		0.38	0.30	0.30	0.29	0.30
Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.39		1.45	(3.05)	2.76	0.65	0.05
Total from investment operations	2.59		1.83	(2.75)	3.06	0.94	0.35
Less Dividends and Distributions:
Dividends from net investment income	(0.21)		(0.38)	(0.35)	(0.26)	(0.30)	(0.31)
Distributions from net realized gains	-		-	(1.88)	(0.04)	(0.28)	(0.80)
Total dividends and distributions	(0.21)		(0.38)	(2.23)	(0.30)	(0.58)	(1.11)
Net asset value, end of period	$17.71		$15.33	$13.88	$18.86	$16.10	$15.74
Total Return(b):	17.02%		13.24%	(16.66)%	19.12%	6.01%	2.69%

Ratios/Supplemental Data:
Net assets, end of period (000)	$99,590		$87,387	$78,207	$85,533	$54,613	$34,369
Average net assets (000)	$92,356		$85,614	$88,957	$71,970	$44,247	$16,501
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.65	%(d)	0.65%	0.65%	0.65%	0.65%	0.65%
Expenses before waivers and/or expense reimbursement	0.73	%(d)	0.73%	0.72%	0.72%	0.74%	0.83%
Net investment income (loss)	2.41	%(d)	2.48%	1.82%	1.63%	1.88%	1.96%
Portfolio turnover rate(e)(f)	56%		141%	109%	85%	108%	128%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)	The Fund accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Balanced Fund   101

Notes to Financial Statements (unaudited)

1.	Organization

The Prudential Investment Portfolios, Inc. (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Maryland Corporation. These financial statements relate only to the PGIM Balanced Fund (the “Fund”), a series of the RIC. The Fund is classified as a diversified fund for purposes of the 1940 Act.

The investment objective of the Fund is to seek income and long-term growth of capital.

2.	Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services —Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Fund’s investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Directors (the “Board”) has approved the Fund’s valuation policies and procedures for security valuation and designated PGIM Investments LLC (“PGIM Investments” or the “Manager”) as the “Valuation Designee,” as defined by Rule 2a-5(b) under the 1940 Act, to perform the fair value determination relating to all Fund investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities as Valuation Designee under Rule 2a-5. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the estimated price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 Fair Value Measurement.

Common or preferred stocks, exchange-traded funds (“ETFs”) and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on a valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time the Fund is valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end funds (other than ETFs) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business

PGIM Balanced Fund 103

Notes to Financial Statements (unaudited) (continued)

days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Floating rate and other loans are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Floating rate and other loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy. Floating rate and other loans valued based on a single broker quote or at the original transaction price in excess of five business days are classified as Level 3 in the fair value hierarchy.

OTC and centrally cleared derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach when quoted prices in broker-dealer markets are available but also includes consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; and any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the exchange rate as of the valuation date;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period unrealized and realized foreign currency gains (losses) are included in the reported net change in unrealized appreciation (depreciation) on investments and net realized gains (losses) on investment transactions on the Statements of Operations. Notwithstanding the above, the Fund does isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Forward and Cross Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Fund enters into forward currency contracts, as defined in the prospectus, in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency and to gain exposure to certain currencies. The contracts are valued daily at current forward exchange

PGIM Balanced Fund 105

Notes to Financial Statements (unaudited) (continued)

rates and any unrealized gain (loss) is included in net unrealized appreciation or depreciation on forward and cross currency contracts. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on forward and cross currency contract transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. A cross currency contract is a forward contract where a specified amount of one foreign currency will be exchanged for a specified amount of another foreign currency.

Options: The Fund purchased and/or wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates with respect to securities or financial instruments which the Fund currently owns or intends to purchase. The Fund may also use options to gain additional market exposure. The Fund’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Fund realizes a gain (loss) to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Fund has realized a gain (loss). The difference between the premium and the amount received or paid at the closing of a purchase or sale transaction is also treated as a realized gain (loss). Gain (loss) on purchased options is included in net realized gain (loss) on investment transactions. Gain (loss) on written options is presented separately as net realized gain (loss) on options written transactions.

The Fund, as writer of an option, may have no control over whether the underlying securities or financial instruments may be sold (called) or purchased (put). As a result, the Fund bears the market risk of an unfavorable change in the price of the security or financial instrument underlying the written option. The Fund, as purchaser of an OTC option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts. With exchange-traded options contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded options and guarantees the options contracts against default.

When the Fund writes an option on a swap, an amount equal to any premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the written option on the swap. If a call option on a swap is exercised, the Fund becomes obligated to pay a fixed interest rate (noted as the strike price) and receive a variable interest rate on a notional amount. If a put option on a swap is exercised, the Fund becomes obligated to pay a variable interest rate and receive a fixed interest rate (noted as the strike price) on a notional amount. Premiums received from writing options on swaps that expire or are exercised are treated as realized gains upon the expiration or exercise of such options on swaps. The risk associated with writing put and call options on swaps is that the Fund will be obligated to be party to a swap agreement if an option on a swap is exercised. The Fund entered into options on swaps that are executed through a central clearing facility, such as a registered exchange. Such options pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the contract. The daily variation margin, rather than the contract market value, is recorded for financial statement purposes on the Statement of Assets and Liabilities.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Swap Agreements: The Fund entered into certain types of swap agreements detailed in the disclosures below. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with a counterparty (“OTC-traded”) or through a central clearing facility, such as a registered exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on swap agreements. Centrally cleared swaps pay or receive an amount known as “variation margin”, based on daily changes in the

PGIM Balanced Fund 107

Notes to Financial Statements (unaudited) (continued)

valuation of the swap contract. For OTC-traded, upfront premiums paid and received are shown as swap premiums paid and swap premiums received in the Statement of Assets and Liabilities. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

Interest Rate Swaps: Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objective. The Fund used interest rate swaps to maintain its ability to generate steady cash flow by receiving a stream of fixed rate payments or to increase exposure to prevailing market rates by receiving floating rate payments. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net present value of the cash flows to be received from the counterparty over the contract’s remaining life.

Credit Default Swaps (“CDS”): CDS involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively a “credit event”) for the referenced entity (typically corporate issues or sovereign issues of an emerging country) on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

The Fund is subject to credit risk in the normal course of pursuing its investment objectives, and as such, has entered into CDS contracts to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be “short the credit” because the higher the contract value rises, the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases. The Fund’s maximum risk of loss from counterparty credit risk for purchased CDS is the inability of the counterparty to honor the contract up to the notional value due to a credit event.

As a seller of protection on credit default swap agreements, the Fund generally receives an agreed upon payment from the buyer of protection throughout the term of the swap, provided no credit event occurs. As the seller, the Fund effectively increases its investment risk because, in addition to its total net assets, the Fund may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Fund, as a seller of protection, could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. This potential amount will be partially offset by any recovery values of the respective referenced obligations or net amounts received from the settlement of buy protection credit default swap agreements which the Fund entered into for the same referenced entity or index. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements where the Fund is the seller of protection as of period end are disclosed in the footnotes to the Schedule of Investments, if applicable. These spreads serve as indicators of the current status of the payment/performance risk and represent the likelihood of default risk for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and increased market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Total Return Swaps: In a total return swap, one party receives payments based on the market value of the security or the commodity involved, or total return of a specific referenced asset, such as an equity, index or bond, and in return pays a defined amount. The Fund is subject to risk exposures associated with the referenced asset in the normal course of pursuing its investment objectives. The Fund entered into total return swaps to manage its exposure to a security or an index. The Fund’s maximum risk of loss from counterparty credit risk is the change in the value of the security, in the Fund’s favor, from the point of entering into the contract.

Floating Rate and Other Loans: The Fund invested in floating rate and other loans. Floating rate and other loans include loans that are privately negotiated between a corporate borrower and one or more financial institutions, including, but not limited to, term loans, revolvers, and other instruments issued in the floating rate and other loans market. The Fund acquire interests in loans directly (by way of assignment from the selling institution) and/or indirectly (by way of the purchase of a participation interest from the selling institution). Under a floating rate and other loans assignment, the Fund generally will succeed to all the rights and obligations of an assigning lending institution and become a lender under the loan agreement with the relevant borrower in connection with that loan. Under a floating rate and other loans participation, the Fund generally will have a contractual relationship only with the lender, not with the relevant borrower. As a result, the Fund generally will have the right to receive payments of principal, interest, and any fees to which they are entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the relevant borrower. The Fund may not directly benefit from the collateral supporting the debt obligation in which they have purchased the

PGIM Balanced Fund 109

Notes to Financial Statements (unaudited) (continued)

participation. As a result, the Fund will assume the credit risk of both the borrower and the institution selling the participation to the Fund.

Mortgage-Backed and Asset-Backed Securities: Mortgage-backed securities are pass-through securities, meaning that principal and interest payments made by the borrower on the underlying mortgages are passed through to the Fund. Asset-backed securities directly or indirectly represent a participation interest in, or are secured by and payable from, a stream of payments generated by particular assets such as motor vehicle or credit card receivables. Asset-backed securities may be classified as pass-through certificates or collateralized obligations, such as collateralized bond obligations, collateralized loan obligations and other similarly structured securities. The value of mortgage-backed and asset-backed securities varies with changes in interest rates and may be affected by changes in credit quality or value of the mortgage loans or other assets that support the securities.

Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest (“IO”) and principal (“PO”) distributions on a pool of mortgage assets. Payments received for IOs are included in interest income on the Statements of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Master Netting Arrangements: The RIC, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

The RIC, on behalf of the Fund, is a party to International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Fund is held in a segregated account by the Fund’s custodian and with respect to those amounts which can be sold or re-pledged, is presented in the Schedule of Investments. Collateral pledged by the Fund is segregated by the Fund’s custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Fund and the applicable counterparty. Collateral requirements are determined based on the Fund’s net position with each counterparty. Termination events applicable to the Fund may occur upon a decline in the Fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Fund’s counterparties to elect early termination could impact the Fund’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

Short sales and OTC contracts, including forward foreign currency exchange contracts, swaps, forward rate agreements and written options involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities, if applicable. Such risks may be mitigated by engaging in master netting arrangements.

Rights: The Fund held rights acquired either through a direct purchase or pursuant to corporate actions. Rights entitle the holder to buy a proportionate amount of common stock, or such other security that the issuer may specify, at a specific price and time through the expiration dates. Such rights are held as long positions by the Fund until exercised, sold or expired. Rights are valued at fair value in accordance with the Board approved fair valuation procedures.

Payment-In-Kind: The Fund invested in the open market or received pursuant to debt restructuring securities that pay-in-kind (PIK) the interest due on such debt instruments.

PGIM Balanced Fund 111

Notes to Financial Statements (unaudited) (continued)

The PIK interest, computed at the contractual rate specified, is added to the existing principal balance of the debt when issued bonds have the same terms as the bond or recorded as a separate bond when terms are different from the existing debt, and is recorded as interest income.

Delayed-Delivery Transactions: The Fund purchased or sold securities on a when-issued or delayed-delivery and forward commitment basis, including TBA securities. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Fund will set aside and maintain an amount of liquid assets sufficient to meet the purchase price in a segregated account until the settlement date. When purchasing a security on a delayed-delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Fund may dispose of or renegotiate a delayed-delivery transaction subsequent to establishment, and may sell when-issued securities before they are delivered, which may result in a realized gain (loss). When selling a security on a delayed-delivery basis, the Fund forfeits its eligibility to realize future gains (losses) with respect to the security.

Securities Lending: The Fund lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of the securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. The remaining open loans of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Mortgage Dollar Rolls: The Fund entered into mortgage dollar rolls in which the Fund sell mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously enter into contracts to repurchase somewhat similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the securities. The Fund is compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sale proceeds and the lower repurchase price is recorded as a realized gain on investment transactions. The Fund maintains a segregated account, the dollar value of which is at least equal to its obligations, with respect to dollar rolls. The Fund is subject to the risk that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price.

Equity and Mortgage Real Estate Investment Trusts (collectively REITs): The Fund invested in REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material, these estimates are adjusted periodically when the actual source of distributions is disclosed by the REITs.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual expense amounts. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal

PGIM Balanced Fund 113

Notes to Financial Statements (unaudited) (continued)

income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

The Fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the Fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/loss on securities in the accompanying financial statements. To the extent that the Fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the Fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency

Net Investment Income	Quarterly

Short-Term Capital Gains	Annually

Long-Term Capital Gains	Annually

*	Under certain circumstances, the Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

The RIC, on behalf of the Fund, has a management agreement with the Manager pursuant to which it has responsibility for all investment advisory services, including supervision of the subadviser’s performance of such services, and for rendering administrative services.

The Manager has entered into a subadvisory agreement with PGIM, Inc., which provides subadvisory services to the Fund through its business unit PGIM Fixed Income, PGIM Limited, and PGIM Quantitative Solutions LLC (collectively the “subadviser”). The Manager pays for the services of subadviser.

Fees payable under the management agreement are computed daily and paid monthly. For the reporting period ended March 31, 2024, the contractual and effective management fee rates were as follows:

Contractual Management Rate	Effective Management Fee, before any waivers and/or expense reimbursements

0.65% of average daily net assets up to and including $1 billion;	0.65%

0.60% on average daily net assets over $1 billion.

The Manager has contractually agreed, through January 31, 2025, to limit total annual operating expenses after fee waivers and/or expense reimbursements. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other expenses of the Fund such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. The expense limitations attributable to each class are as follows:

Class	Expense Limitations

A	1.00%

C	—

R	1.47

Z	—

R6	0.65

The RIC, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class R, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class C and Class R shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

PGIM Balanced Fund 115

Notes to Financial Statements (unaudited) (continued)

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate based on average daily net assets per class. PIMS has contractually agreed through January 31, 2025 to limit such fees on certain classes based on the average net assets. The distribution fees are accrued daily and payable monthly.

The Fund’s annual gross and net distribution rates, where applicable, are as follows:

Class	Gross Distribution Fee	Net Distribution Fee

A	0.30%	0.30%

C	1.00	1.00

R	0.75	0.50

Z	N/A	N/A

R6	N/A	N/A

For the reporting period ended March 31, 2024, PIMS received front-end sales charges (“FESL”) resulting from sales of certain class shares and contingent deferred sales charges (“CDSC”) imposed upon redemptions by certain shareholders. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs. The sales charges are as follows where applicable:

Class	FESL	CDSC

A	$167,914	$8,987

C	—	1,996

PGIM Investments, PGIM, Inc., PGIM Limited, PIMS and PGIM Quantitative Solutions are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.	Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent and shareholder servicing agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Government Money Market Fund (the “Core Government Fund”), a series of the Prudential Government Money Market Fund, Inc., and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), a series of Prudential Investment Portfolios 2, each registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Government Fund and the Money Market Fund. In addition to the realized and unrealized gains on investments in the Core Government Fund and the Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act that, subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended March 31, 2024, no Rule 17a-7 transactions were entered into by the Fund.

5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended March 31, 2024, were as follows:

Cost of Purchases	Proceeds from Sales

$488,208,094	$529,581,133

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the reporting period ended March 31, 2024, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 5.552%)(1)(wb)

$ 9,193,037	$ 151,630,460	$148,701,569	$ —	$ —	$12,121,928	12,121,928	$459,998

PGIM Institutional Money Market Fund (7-day effective yield 5.664%)(1)(b)(wb)

2,492,330	18,295,970	19,163,552	(158)	1,323	1,625,913	1,626,726	5,183	(2)

$11,685,367	$ 169,926,430	$167,865,121	$(158)	$1,323	$13,747,841		$465,181

(1)	The Fund did not have any capital gain distributions during the reporting period.
(2)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.

PGIM Balanced Fund 117

Notes to Financial Statements (unaudited) (continued)

6.	Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of March 31, 2024 were as follows:

Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation

$828,443,424	$215,194,517	$(43,731,852)	$171,462,665

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

For federal income tax purposes, the Fund had an approximated capital loss carryforward as of September 30, 2023 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

Capital Loss Carryforward	Capital Loss Carryforward Utilized

$7,029,000	$—

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended September 30, 2023 are subject to such review.

7.	Capital and Ownership

The Fund offers Class A, Class C, Class R, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 3.25%. Investors who purchase $500,000 or more of Class A shares and sell those shares within 12 months of purchase are subject to a CDSC of 1% on sales although these purchases are not subject to a front-end sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years (ten years prior to January 22, 2021) after purchase. Class R, Class Z and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of common stock, below.

The RIC is authorized to issue 6,625,000,000 shares of capital stock at $0.001 par value per share, 923,000,000 of which are designated as shares of the Fund. The authorized shares of the Fund are currently classified and designated as follows:

Class	Number of Shares

A	125,000,000

B	3,000,000

C	25,000,000

R	125,000,000

Z	280,000,000

T	75,000,000

R6	290,000,000

The Fund currently does not have any Class B or Class T shares outstanding.

As of March 31, 2024, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

Class	Number of Shares	Percentage of Outstanding Shares

Z	66,381	0.9%

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

	Number of Shareholders	Percentage of Outstanding Shares
Affiliated	—	—%
Unaffiliated	3	47.2

Transactions in shares of common stock were as follows:

Share Class	Shares	Amount

Class A
Six months ended March 31, 2024:
Shares sold	1,847,396	$30,299,428
Shares issued in reinvestment of dividends and distributions	464,573	7,550,997
Shares purchased	(3,462,678)	(56,170,000)
Net increase (decrease) in shares outstanding before conversion	(1,150,709)	(18,319,575)
Shares issued upon conversion from other share class(es)	278,515	4,552,920
Shares purchased upon conversion into other share class(es)	(158,650)	(2,587,960)
Net increase (decrease) in shares outstanding	(1,030,844)	$(16,354,615)

PGIM Balanced Fund 119

Notes to Financial Statements (unaudited) (continued)

Share Class	Shares	Amount

Year ended September 30, 2023:
Shares sold	2,635,515	$39,517,647
Shares issued in reinvestment of dividends and distributions	926,541	14,076,612
Shares purchased	(6,549,489)	(98,470,568)
Net increase (decrease) in shares outstanding before conversion	(2,987,433)	(44,876,309)
Shares issued upon conversion from other share class(es)	568,754	8,577,200
Shares purchased upon conversion into other share class(es)	(229,294)	(3,429,667)
Net increase (decrease) in shares outstanding	(2,647,973)	$(39,728,776)

Class C
Six months ended March 31, 2024:
Shares sold	180,649	$2,977,101
Shares issued in reinvestment of dividends and distributions	25,379	415,075
Shares purchased	(315,472)	(5,107,890)
Net increase (decrease) in shares outstanding before conversion	(109,444)	(1,715,714)
Shares purchased upon conversion into other share class(es)	(298,045)	(4,902,439)
Net increase (decrease) in shares outstanding	(407,489)	$(6,618,153)

Year ended September 30, 2023:
Shares sold	317,347	$4,806,068
Shares issued in reinvestment of dividends and distributions	54,766	838,470
Shares purchased	(857,019)	(13,004,371)
Net increase (decrease) in shares outstanding before conversion	(484,906)	(7,359,833)
Shares purchased upon conversion into other share class(es)	(584,059)	(8,856,669)
Net increase (decrease) in shares outstanding	(1,068,965)	$(16,216,502)

Class R
Six months ended March 31, 2024:
Shares sold	85	$1,382
Shares issued in reinvestment of dividends and distributions	15	246
Shares purchased	(536)	(8,336)
Net increase (decrease) in shares outstanding	(436)	$(6,708)

Year ended September 30, 2023:
Shares sold	212	$3,184
Shares issued in reinvestment of dividends and distributions	116	1,742
Shares purchased	(13,494)	(200,300)
Net increase (decrease) in shares outstanding	(13,166)	$(195,374)

Share Class	Shares	Amount

Class Z
Six months ended March 31, 2024:
Shares sold	796,226	$12,640,925
Shares issued in reinvestment of dividends and distributions	86,029	1,411,170
Shares purchased	(1,000,000)	(16,240,906)
Net increase (decrease) in shares outstanding before conversion	(117,745)	(2,188,811)
Shares issued upon conversion from other share class(es)	168,308	2,758,681
Shares purchased upon conversion into other share class(es)	(4,541)	(76,173)
Net increase (decrease) in shares outstanding	46,022	$493,697

Year ended September 30, 2023:
Shares sold	1,322,403	$20,198,499
Shares issued in reinvestment of dividends and distributions	166,626	2,552,920
Shares purchased	(2,431,784)	(36,737,614)
Net increase (decrease) in shares outstanding before conversion	(942,755)	(13,986,195)
Shares issued upon conversion from other share class(es)	180,779	2,708,195
Shares purchased upon conversion into other share class(es)	(18,908)	(290,638)
Net increase (decrease) in shares outstanding	(780,884)	$(11,568,638)

Class R6
Six months ended March 31, 2024:
Shares sold	532,761	$8,767,770
Shares issued in reinvestment of dividends and distributions	72,909	1,196,996
Shares purchased	(698,487)	(11,431,600)
Net increase (decrease) in shares outstanding before conversion	(92,817)	(1,466,834)
Shares issued upon conversion from other share class(es)	14,926	254,971
Net increase (decrease) in shares outstanding	(77,891)	$(1,211,863)

Year ended September 30, 2023:
Shares sold	1,103,799	$16,811,982
Shares issued in reinvestment of dividends and distributions	140,654	2,158,499
Shares purchased	(1,263,543)	(19,184,924)
Net increase (decrease) in shares outstanding before conversion	(19,090)	(214,443)
Shares issued upon conversion from other share class(es)	85,274	1,302,210
Shares purchased upon conversion into other share class(es)	(673)	(10,631)
Net increase (decrease) in shares outstanding	65,511	$1,077,136

8.	Borrowings

The RIC, on behalf of the Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary

PGIM Balanced Fund 121

Notes to Financial Statements (unaudited) (continued)

funding for capital share redemptions. The table below provides details of the SCA in effect at the reporting period-end.

SCA
Term of Commitment	9/29/2023 - 9/26/2024
Total Commitment	$ 1,200,000,000
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%
Annualized Interest Rate on Borrowings	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Fund did not utilize the SCA during the reporting period ended March 31, 2024.

9.	Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

Asset Allocation Risk: PGIM Quantitative Solutions may allocate assets to an asset class that underperforms other classes. For example, the Fund may be overweight in equities when the stock market is falling and the fixed income market is rising. Likewise, the Fund may be overweight in fixed income securities when fixed income markets are falling and the equity markets are rising. Allocations to underperforming or volatile asset classes or other changes in asset allocations could lead to increased volatility in the Fund’s portfolio.

Blend Style Risk: The Fund’s blend investment style may subject the Fund to risks of both value and growth investing. The portion of the Fund’s portfolio that makes investments pursuant to a growth strategy may be subject to above-average fluctuations as a result of seeking higher than average capital growth. The portion of the Fund’s portfolio that makes investments pursuant to a value strategy may be subject to the risk that the market may not recognize a security’s intrinsic value for long periods of time or at all, or that a stock judged to be undervalued may actually be appropriately priced or overvalued. Issuers of value stocks may have experienced adverse business developments or may be subject to special risks that have caused the stock to be out of favor. If the Fund’s assessment of market conditions or a company’s value is inaccurate, the Fund could suffer losses or produce poor performance relative to other funds. Historically, growth stocks have performed best during later stages of economic expansion and value stocks have performed best during periods of economic recovery. Therefore, both styles may over time go in and out of favor with the markets. At times when a style is out of favor, that portion of the portfolio may lag the other portion of the portfolio, which may cause the Fund to underperform the market in general, its benchmark and other mutual funds. Growth and value stocks have historically produced similar long-term results, though each category has periods when it outperforms the other.

Credit Risk: This is the risk that the issuer, the guarantor or the insurer of a fixed income security, or the counterparty to a contract, may be unable or unwilling to make timely principal and interest payments, or to otherwise honor its obligations. Additionally, fixed income securities could lose value due to a loss of confidence in the ability of the issuer, guarantor, insurer or counterparty to pay back debt. The lower the credit quality of a bond, the more sensitive it is to credit risk.

Debt Obligations Risk: Debt obligations are subject to credit risk, market risk and interest rate risk. The Fund’s holdings, share price, yield and total return may also fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Fund for redemption before it matures and the Fund may not be able to reinvest at the same rate of interest and therefore would earn less income.

Derivatives Risk: Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on the subadviser’s ability to analyze and manage derivatives transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” or may create economic leverage for the Fund. and therefore may magnify or otherwise increase investment losses to the Fund. The Fund’s use of derivatives may also increase the amount of taxes payable by shareholders.

Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund’s derivatives positions. In fact, many over-the-counter derivative instruments will not have liquidity beyond the counterparty to the instrument. Over-the-counter derivative instruments also involve the risk that the other party will not meet its obligations to the Fund. The use of derivatives also exposes the Fund to operational issues, such as documentation and settlement issues, systems failures, inadequate control and human error.

PGIM Balanced Fund 123

Notes to Financial Statements (unaudited) (continued)

Derivatives may also involve legal risks, such as insufficient documentation, the lack of capacity or authority of a counterparty to execute or settle a transaction, and the legality and enforceability of derivatives contracts. The U.S. Government and foreign governments have adopted (and may adopt further) regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements and risk exposure limitations. Regulation of derivatives may make derivatives more costly, limit their availability or utility to the Fund, or otherwise adversely affect their performance or disrupt markets.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Equity and Equity-Related Securities Risk: Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Foreign Securities Risk: Investments in securities of non-U.S. issuers (including those denominated in U.S. dollars) may involve more risk than investing in securities of U.S. issuers. Foreign political, economic and legal systems, especially those in developing and emerging market countries, may be less stable and more volatile than in the United States. Foreign legal systems generally have fewer regulatory requirements than the U.S. legal system, particularly those of emerging markets. In general, less information is publicly available with respect to non-U.S. companies than U.S. companies. Non-U.S. companies generally are not subject to the same accounting, auditing, and financial reporting standards as are U.S. companies. Additionally, the changing value of foreign currencies and changes in exchange rates could also affect the value of the assets the Fund holds and the Fund’s performance. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Investments in emerging markets are subject to greater volatility and price declines.

In addition, the Fund’s investments in non-U.S. securities may be subject to the risks of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of non-U.S. currency, confiscatory taxation and adverse diplomatic developments. Special U.S. tax considerations may apply.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table in the Fund’s prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Interest Rate Risk: The value of your investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration debt securities. Similarly, a rise in interest rates may also have a greater negative impact on the value of equity securities whose issuers expect earnings further out in the future. For example, a fixed income security with a duration of three years is expected to decrease in value by approximately 3% if interest rates increase by 1%. This is referred to as “duration risk.” When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” For premium bonds (bonds acquired at prices that exceed their par or principal value) purchased by the Fund, prepayment risk may be enhanced. When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund’s holdings may fall sharply. This is referred to as “extension risk.” The Fund may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Management Risk: Actively managed mutual funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these techniques will produce the desired results. Additionally, the investments selected by the subadviser may underperform the markets in general, the Fund’s benchmark and other mutual funds with similar investment objectives.

PGIM Balanced Fund 125

Notes to Financial Statements (unaudited) (continued)

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine and the Israel-Hamas war), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Model Design Risk: The subadviser uses certain quantitative models to help guide its investment decisions. The design of the underlying models may be flawed or incomplete. The investment models the subadviser uses are based on historical and theoretical underpinnings that it believes are sound. There can be no guarantee, however, that these underpinnings will correlate with security price behavior in the manner assumed by the subadviser’s models. Additionally, the quantitative techniques that underlie the subadviser’s portfolio construction processes may fail to fully anticipate important risks.

Model Implementation Risk: While the subadviser strives to mitigate the likelihood of material implementation errors, it is impossible to completely eliminate the risk of error in the implementation of the computer models that guide the subadviser’s quantitative investment processes. Additionally, it may be difficult to implement model recommendations in volatile and rapidly changing market conditions.

Money Market Instruments Risk: The value of money market instruments may be affected by changing interest rates and by changes in the credit ratings of those instruments. If a significant amount of the Fund’s assets are invested in money market instruments, it will be more difficult for the Fund to achieve its investment objective.

Mortgage-Backed and Asset-Backed Securities Risk: Mortgage-backed and asset-backed securities tend to increase in value less than other debt securities when interest rates decline, but are subject to similar risk of decline in market value during periods of rising interest rates. The values of mortgage-backed and asset-backed securities become more volatile as interest rates rise. In a period of declining interest rates, the Fund may be required to reinvest more frequent prepayments on mortgage-backed and asset-backed securities in lower-yielding investments.

Portfolio Turnover Risk: The length of time the Fund has held a particular security is not generally a consideration in investment decisions. Under certain market conditions, the Fund’s turnover rate may be higher than that of other mutual funds. Portfolio turnover generally involves some expense to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities. These transactions may result in realization of taxable capital gains. The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s investment performance.

Small Company Risk: Small company stocks present above-average risks in comparison to larger companies. Small companies usually offer a smaller range of products and services than larger companies. Smaller companies may also have limited financial resources and may lack management expertise. As a result, stocks issued by smaller companies may be comparatively less liquid and fluctuate in value more than the stocks of larger, more established companies. In addition, it is more difficult to get information on smaller companies, which tend to be less well known, have shorter operating histories, do not have significant ownership by large investors and are followed by relatively few securities analysts.

U.S. Government and Agency Securities Risk: U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. Further, the U.S. Government and its agencies, authorities, instrumentalities and enterprises do not guarantee the market value of their securities; consequently, the value of such securities will fluctuate. This may be the case especially when there is any controversy or ongoing uncertainty regarding the status of negotiations in the U.S. Congress to increase the statutory debt ceiling. Such controversy or

PGIM Balanced Fund 127

Notes to Financial Statements (unaudited) (continued)

uncertainty could, among other things, result in the credit quality rating of the U.S. Government being downgraded and reduced prices of U.S. Treasury securities. If the U.S. Congress is unable to negotiate an adjustment to the statutory debt ceiling, there is also the risk that the U.S. Government may default on payments on certain U.S. Government securities, including those held by the Fund, which could have a negative impact on the Fund. An increase in demand for U.S. Government securities resulting from an increase in demand for government money market funds may lead to lower yields on such securities.

10.	Recent Regulatory Developments

Effective January 24, 2023, the Securities and Exchange Commission adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments (the “Rule”). Other information, including financial statements, will no longer appear in the funds’ streamlined shareholder reports but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The Rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the Rule and its impact to the Fund.

Liquidity Risk Management Program (unaudited)

Consistent with Rule 22e-4 under the 1940 Act (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program (the “LRMP”). The Fund’s LRMP seeks to assess and manage the Fund’s liquidity risk, which is defined as the risk that the Fund is unable to meet investor redemption requests without significantly diluting the remaining investors’ interests in the Fund. The Board has approved PGIM Investments, the Fund’s investment manager, to serve as the administrator of the Fund’s LRMP. As part of its responsibilities as administrator, PGIM Investments has retained a third party to perform certain functions, including providing market data and liquidity classification model information.

The Fund’s LRMP includes a number of processes designed to support the assessment and management of its liquidity risk. In particular, the Fund’s LRMP includes no less than annual assessments of factors that influence the Fund’s liquidity risk; no less than monthly classifications of the Fund’s investments into one of four liquidity classifications provided for in the Liquidity Rule; a 15% of net assets limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); establishment of a minimum percentage of the Fund’s assets to be invested in investments classified as “highly liquid” (as defined under the Liquidity Rule) if the Fund does not invest primarily in highly liquid investments; and regular reporting to the Board.

At a meeting of the Board on March 5-7, 2024, PGIM Investments provided a written report (“LRMP Report”) to the Board addressing the operation, adequacy, and effectiveness of the Fund’s LRMP, including any material changes to the LRMP for the period from January 1, 2023 through December 31, 2023 (“Reporting Period”). The LRMP Report concluded that the Fund’s LRMP was reasonably designed to assess and manage the Fund’s liquidity risk and was adequately and effectively implemented during the Reporting Period. There were no material changes to the LRMP during the Reporting Period. The LRMP Report further concluded that the Fund’s investment strategies continue to be appropriate given the Fund’s status as an open-end fund.

There can be no assurance that the LRMP will achieve its objectives in the future. Additional information regarding risks of investing in the Fund, including liquidity risks presented by the Fund’s investment portfolio, is found in the Fund’s Prospectus and Statement of Additional Information.

PGIM Balanced Fund 129

∎ MAIL	∎ TELEPHONE	∎ WEBSITE

655 Broad Street Newark, NJ 07102	(800)225-1852	pgim.com/investments

PROXY VOTING

The Board of Directors of the Fund has delegated to the Fund’s subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS

Stuart S. Parker, President and Principal Executive Officer • Scott E. Benjamin, Vice President • Christian J. Kelly, Chief Financial Officer • Claudia DiGiacomo, Chief Legal Officer • Andrew Donohue, Chief Compliance Officer • Russ Shupak, Treasurer and Principal Accounting Officer • Kelly Florio, Anti-Money Laundering Compliance Officer • Andrew R. French, Secretary • Melissa Gonzalez, Assistant Secretary • Kelly A. Coyne, Assistant Secretary • Patrick E. McGuinness, Assistant Secretary • Debra Rubano, Assistant Secretary • George Hoyt, Assistant Secretary • Devan Goolsby, Assistant Secretary • Lana Lomuti, Assistant Treasurer • Elyse M. McLaughlin, Assistant Treasurer • Deborah Conway, Assistant Treasurer • Robert W. McCormack, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISERS	PGIM Quantitative Solutions LLC	655 Broad Street Newark, NJ 07102

	PGIM Fixed Income	655 Broad Street Newark, NJ 07102

	PGIM Limited	Grand Buildings, 1-3 Strand Trafalgar Square London, WC2N 5HR United Kingdom

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 534432 Pittsburgh, PA 15253

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP	300 Madison Avenue New York, NY 10017

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgim.com/investments or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY

To receive your mutual fund documents online, go to pgim.com/investments/resource/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS

Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, PGIM Balanced Fund, PGIM Investments, Attn: Board of Directors, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to that Director at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov. Form N-PORT is filed with the Commission quarterly, and the Fund’s full portfolio holdings as of the first and third fiscal quarter-ends will be made publicly available 60 days after the end of each quarter at sec.gov.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM BALANCED FUND

SHARE CLASS	A	C	R	Z	R6

NASDAQ	PIBAX	PABCX	PALRX	PABFX	PIBQX

CUSIP	74437E883	74437E867	74437E636	74437E859	74437E461

MF185E2

PGIM JENNISON GROWTH FUND

SEMIANNUAL REPORT

MARCH 31, 2024

To enroll in e-delivery, go to pgim.com/investments/resource/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of March 31, 2024 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, member SIPC. Jennison Associates LLC is a registered investment adviser. Both are Prudential Financial companies. © 2024 Prudential Financial, Inc. and its related entities. Jennison Associates, Jennison, PGIM, and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

2 Visit our website at pgim.com/investments

Letter from the President

Dear Shareholder:

We hope you find the semiannual report for the PGIM Jennison Growth Fund informative and useful. The report covers performance for the six-month period ended March 31, 2024.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we provide access to active investment strategies across the global markets in the pursuit of consistent outperformance for investors. PGIM is the world’s 14th-largest investment manager with more than $1.3 trillion in assets under management. Our scale and investment expertise allow us to deliver a diversified suite of actively managed solutions across a broad spectrum of asset classes and investment styles.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Jennison Growth Fund

May 15, 2024

PGIM Jennison Growth Fund 3

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	Total Returns as of 3/31/24 (without sales charges) Six Months* (%)	Average Annual Total Returns as of 3/31/24 (with sales charges)
		One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)

Class A	32.28	38.76	15.72	14.67	—

Class C	31.83	44.82	16.24	14.53	—

Class R	32.13	46.48	16.78	15.08	—

Class Z	32.47	47.27	17.40	15.67	—

Class R2	32.18	46.68	16.91	N/A	15.69 (11/28/2017)

Class R4	32.37	47.04	17.21	N/A	15.98 (11/28/2017)

Class R6	32.57	47.44	17.53	N/A	17.35 (9/27/2017)

Russell 1000 Growth Index

	27.19	39.00	18.52	15.98	—

S&P 500 Index

	23.48	29.88	15.05	12.96	—

Average Annual Total Returns as of 3/31/24 Since Inception (%)

	Class R2, Class R4 (11/28/2017)	Class R6 (9/27/2017)

Russell 1000 Growth Index	16.94	17.70

S&P 500 Index	13.38	13.94

*Not annualized

Since Inception returns are provided for any share class with less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the class’s inception date.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class R	Class Z	Class R2	Class R4	Class R6

Maximum initial sales charge	5.50% of the public offering price	None	None	None	None	None	None

Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00% on sales of $1 million or more made within 12 months of purchase	1.00% on sales made within 12 months of purchase	None	None	None	None	None

Annual distribution or distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.30%	1.00%	0.75% (0.50% currently)	None	0.25%	None	None

Shareholder service fees	None	None	None	None	0.10%*	0.10%*	None

*Shareholder service fee reflects maximum allowable fees under a shareholder services plan.

Benchmark Definitions

Russell 1000 Growth Index—The Russell 1000 Growth Index is an unmanaged index which contains those securities in the Russell 1000 Index with an above-average growth orientation. Companies in this Index tend to exhibit higher price-to-book and price-to-earnings ratios, lower dividend yields, and higher forecasted growth rates.

S&P 500 Index*—The S&P 500 Index is an unmanaged index of over 500 stocks of large US public companies. It gives a broad look at how large company stocks in the United States have performed.

*The S&P 500 Index is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by PGIM, Inc. and/or its affiliates. Copyright © 2024 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC.

PGIM Jennison Growth Fund 5

Your Fund’s Performance (continued)

Investors cannot invest directly in an index. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

Presentation of Fund Holdings as of 3/31/24

Ten Largest Holdings	Line of Business	% of Net Assets

NVIDIA Corp.	Semiconductors & Semiconductor Equipment	8.6%

Amazon.com, Inc.	Broadline Retail	7.9%

Microsoft Corp.	Software	7.9%

Meta Platforms, Inc. (Class A Stock)	Interactive Media & Services	5.0%

Broadcom, Inc.	Semiconductors & Semiconductor Equipment	4.1%

Eli Lilly & Co.	Pharmaceuticals	4.0%

Advanced Micro Devices, Inc.	Semiconductors & Semiconductor Equipment	3.8%

Apple, Inc.	Technology Hardware, Storage & Peripherals	3.4%

Netflix, Inc.	Entertainment	3.0%

Visa, Inc. (Class A Stock)	Financial Services	2.7%

Holdings reflect only long-term investments and are subject to change.

6 Visit our website at pgim.com/investments

Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended March 31, 2024. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information

PGIM Jennison Growth Fund 7

Fees and Expenses (continued)

provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Jennison Growth Fund		Beginning Account Value October 1, 2023	Ending Account Value March 31, 2024	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,322.80	0.98%	$5.69

	Hypothetical	$1,000.00	$1,020.10	0.98%	$4.95

Class C	Actual	$1,000.00	$1,318.30	1.68%	$9.74

	Hypothetical	$1,000.00	$1,016.60	1.68%	$8.47

Class R	Actual	$1,000.00	$1,321.30	1.20%	$6.96

	Hypothetical	$1,000.00	$1,019.00	1.20%	$6.06

Class Z	Actual	$1,000.00	$1,324.70	0.68%	$3.95

	Hypothetical	$1,000.00	$1,021.60	0.68%	$3.44

Class R2	Actual	$1,000.00	$1,321.80	1.10%	$6.38

	Hypothetical	$1,000.00	$1,019.50	1.10%	$5.55

Class R4	Actual	$1,000.00	$1,323.70	0.85%	$4.94

	Hypothetical	$1,000.00	$1,020.75	0.85%	$4.29

Class R6	Actual	$1,000.00	$1,325.70	0.58%	$3.37

	Hypothetical	$1,000.00	$1,022.10	0.58%	$2.93

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 183 days in the six-month period ended March 31, 2024, and divided by the 366 days in the Fund’s fiscal year ending September 30, 2024 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying funds in which the Fund may invest.

8 Visit our website at pgim.com/investments

Schedule of Investments (unaudited)

as of March 31, 2024

Description	Shares	Value

LONG-TERM INVESTMENTS 100.3%

COMMON STOCKS

Aerospace & Defense 0.8%

Boeing Co. (The)*	316,638	$61,107,968

Automobiles 1.5%

Tesla, Inc.*	682,052	119,897,921

Banks 0.4%

NU Holdings Ltd. (Brazil) (Class A Stock)*	2,586,863	30,861,276

Biotechnology 1.5%

Vertex Pharmaceuticals, Inc.*	286,538	119,775,749

Broadline Retail 9.4%

Amazon.com, Inc.*	3,523,211	635,516,800

MercadoLibre, Inc. (Brazil)*	78,007	117,943,464

		753,460,264

Capital Markets 1.8%

Goldman Sachs Group, Inc. (The)	177,220	74,023,022

Moody’s Corp.	188,591	74,121,920

		148,144,942

Consumer Staples Distribution & Retail 1.6%

Costco Wholesale Corp.	175,127	128,303,294

Electrical Equipment 0.5%

Eaton Corp. PLC	130,048	40,663,409

Electronic Equipment, Instruments & Components 0.6%

Keysight Technologies, Inc.*	329,736	51,564,116

Entertainment 4.0%

Netflix, Inc.*	397,516	241,423,392

Walt Disney Co. (The)	683,900	83,682,004

		325,105,396

Financial Services 5.9%

Adyen NV (Netherlands), 144A*	23,701	40,034,234

See Notes to Financial Statements.

PGIM Jennison Growth Fund 9

Schedule of Investments (unaudited) (continued)

as of March 31, 2024

Description	Shares	Value

COMMON STOCKS (Continued)

Financial Services (cont’d.)

Mastercard, Inc. (Class A Stock)	449,929	$216,672,308

Visa, Inc. (Class A Stock)(a)	781,537	218,111,346

		474,817,888

Ground Transportation 1.5%

Uber Technologies, Inc.*	1,519,180	116,961,668

Health Care Equipment & Supplies 1.3%

Intuitive Surgical, Inc.*	263,895	105,317,855

Health Care Providers & Services 1.4%

UnitedHealth Group, Inc.	222,910	110,273,577

Hotels, Restaurants & Leisure 2.8%

Airbnb, Inc. (Class A Stock)*	598,738	98,767,821

Chipotle Mexican Grill, Inc.*	17,690	51,420,761

Marriott International, Inc. (Class A Stock)	283,978	71,650,489

		221,839,071

Interactive Media & Services 8.3%

Alphabet, Inc. (Class A Stock)*	864,198	130,433,404

Alphabet, Inc. (Class C Stock)*	856,037	130,340,194

Meta Platforms, Inc. (Class A Stock)	829,285	402,684,210

		663,457,808

IT Services 2.1%

MongoDB, Inc.*(a)	241,439	86,589,683

Snowflake, Inc. (Class A Stock)*	499,676	80,747,641

		167,337,324

Media 0.8%

Trade Desk, Inc. (The) (Class A Stock)*	715,145	62,517,976

Personal Care Products 1.2%

Estee Lauder Cos., Inc. (The) (Class A Stock)	165,211	25,467,276

L’Oreal SA (France)	149,093	70,606,219

		96,073,495

Pharmaceuticals 7.4%

AstraZeneca PLC (United Kingdom), ADR(a)	1,213,216	82,195,384

See Notes to Financial Statements.

10

Description	Shares	Value

COMMON STOCKS (Continued)

Pharmaceuticals (cont’d.)

Eli Lilly & Co.	415,942	$323,586,238
Novo Nordisk A/S (Denmark), ADR	1,441,671	185,110,557

		590,892,179

Semiconductors & Semiconductor Equipment 18.1%

Advanced Micro Devices, Inc.*	1,669,610	301,347,909
ASML Holding NV (Netherlands)	130,698	126,838,488
Broadcom, Inc.	249,413	330,574,485
NVIDIA Corp.	766,922	692,960,042

		1,451,720,924

Software 16.8%

Adobe, Inc.*	203,567	102,719,908
Cadence Design Systems, Inc.*	370,526	115,337,333
Crowdstrike Holdings, Inc. (Class A Stock)*	298,166	95,589,038
HubSpot, Inc.*	104,267	65,329,532
Microsoft Corp.	1,505,247	633,287,518
Palo Alto Networks, Inc.*	134,545	38,228,271
Salesforce, Inc.	532,693	160,436,478
ServiceNow, Inc.*	174,431	132,986,194

		1,343,914,272

Specialized REITs 0.8%

American Tower Corp.	335,263	66,244,616

Specialty Retail 3.5%

Home Depot, Inc. (The)	296,784	113,846,342
O’Reilly Automotive, Inc.*	79,145	89,345,208
TJX Cos., Inc. (The)	744,547	75,511,957

		278,703,507

Technology Hardware, Storage & Peripherals 3.4%

Apple, Inc.	1,598,844	274,169,769

Textiles, Apparel & Luxury Goods 2.9%

Lululemon Athletica, Inc.*	213,843	83,537,768

See Notes to Financial Statements.

PGIM Jennison Growth Fund 11

Schedule of Investments (unaudited) (continued)

as of March 31, 2024

Description	Shares	Value

COMMON STOCKS (Continued)

Textiles, Apparel & Luxury Goods (cont’d.)

LVMH Moet Hennessy Louis Vuitton SE (France)	103,565	$93,187,450
NIKE, Inc. (Class B Stock)	578,366	54,354,837

		231,080,055

TOTAL LONG-TERM INVESTMENTS (cost $3,387,566,466)		8,034,206,319

SHORT-TERM INVESTMENTS 3.6%

AFFILIATED MUTUAL FUNDS
PGIM Core Government Money Market Fund (7-day effective yield 5.552%)(wb)	876	876
PGIM Institutional Money Market Fund (7-day effective yield 5.664%)
(cost $291,684,393; includes $290,200,936 of cash collateral for securities on loan)(b)(wb)	291,986,669	291,840,675

TOTAL SHORT-TERM INVESTMENTS (cost $291,685,269)		291,841,551

TOTAL INVESTMENTS 103.9% (cost $3,679,251,735)		8,326,047,870
Liabilities in excess of other assets (3.9)%		(313,778,433)

NET ASSETS 100.0%		$8,012,269,437

Below is a list of the abbreviation(s) used in the semiannual report:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

ADR—American Depositary Receipt

REITs—Real Estate Investment Trust

SOFR—Secured Overnight Financing Rate

*	Non-income producing security.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $284,070,695; cash collateral of $290,200,936 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(wb)	Represents an investment in a Fund affiliated with the Manager.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

See Notes to Financial Statements.

12

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Aerospace & Defense	$61,107,968	$—	$—
Automobiles	119,897,921	—	—
Banks	30,861,276	—	—
Biotechnology	119,775,749	—	—
Broadline Retail	753,460,264	—	—
Capital Markets	148,144,942	—	—
Consumer Staples Distribution & Retail	128,303,294	—	—
Electrical Equipment	40,663,409	—	—
Electronic Equipment, Instruments & Components	51,564,116	—	—
Entertainment	325,105,396	—	—
Financial Services	434,783,654	40,034,234	—
Ground Transportation	116,961,668	—	—
Health Care Equipment & Supplies	105,317,855	—	—
Health Care Providers & Services	110,273,577	—	—
Hotels, Restaurants & Leisure	221,839,071	—	—
Interactive Media & Services	663,457,808	—	—
IT Services	167,337,324	—	—
Media	62,517,976	—	—
Personal Care Products	25,467,276	70,606,219	—
Pharmaceuticals	590,892,179	—	—
Semiconductors & Semiconductor Equipment	1,451,720,924	—	—
Software	1,343,914,272	—	—
Specialized REITs	66,244,616	—	—
Specialty Retail	278,703,507	—	—
Technology Hardware, Storage & Peripherals	274,169,769	—	—
Textiles, Apparel & Luxury Goods	137,892,605	93,187,450	—
Short-Term Investments
Affiliated Mutual Funds	291,841,551	—	—

Total	$8,122,219,967	$203,827,903	$—

See Notes to Financial Statements.

PGIM Jennison Growth Fund 13

Schedule of Investments (unaudited) (continued)

as of March 31, 2024

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2024 were as follows:

Semiconductors & Semiconductor Equipment	18.1%
Software	16.8
Broadline Retail	9.4
Interactive Media & Services	8.3
Pharmaceuticals	7.4
Financial Services	5.9
Entertainment	4.0
Affiliated Mutual Funds (3.6% represents investments purchased with collateral from securities on loan)	3.6
Specialty Retail	3.5
Technology Hardware, Storage & Peripherals	3.4
Textiles, Apparel & Luxury Goods	2.9
Hotels, Restaurants & Leisure	2.8
IT Services	2.1
Capital Markets	1.8
Consumer Staples Distribution & Retail	1.6
Automobiles	1.5

Biotechnology	1.5%
Ground Transportation	1.5
Health Care Providers & Services	1.4
Health Care Equipment & Supplies	1.3
Personal Care Products	1.2
Specialized REITs	0.8
Media	0.8
Aerospace & Defense	0.8
Electronic Equipment, Instruments & Components	0.6
Electrical Equipment	0.5
Banks	0.4

103.9
Liabilities in excess of other assets	(3.9)

100.0%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$284,070,695	$(284,070,695)	$—

(1)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

14

Statement of Assets and Liabilities (unaudited)

as of March 31, 2024

Assets

Investments at value, including securities on loan of $284,070,695:
Unaffiliated investments (cost $3,387,566,466)	$8,034,206,319
Affiliated investments (cost $291,685,269)	291,841,551
Cash	1,473,761
Foreign currency, at value (cost $45)	45
Receivable for Fund shares sold	8,852,249
Receivable for investments sold	4,884,980
Dividends receivable	1,449,457
Tax reclaim receivable	871,724
Prepaid expenses	8,087

Total Assets	8,343,588,173

Liabilities

Payable to broker for collateral for securities on loan	290,200,936
Payable for investments purchased	15,312,136
Payable for Fund shares purchased	15,200,938
Management fee payable	3,815,289
Loan payable	3,564,000
Accrued expenses and other liabilities	2,410,553
Distribution fee payable	696,675
Affiliated transfer agent fee payable	118,209

Total Liabilities	331,318,736

Net Assets	$8,012,269,437

Net assets were comprised of:
Common stock, at par	$127,065
Paid-in capital in excess of par	2,910,805,781
Total distributable earnings (loss)	5,101,336,591

Net assets, March 31, 2024	$8,012,269,437

See Notes to Financial Statements.

PGIM Jennison Growth Fund 15

Statement of Assets and Liabilities (unaudited)

as of March 31, 2024

Class A

Net asset value and redemption price per share,
($1,886,836,278 ÷ 32,416,271 shares of common stock issued and outstanding)	$58.21
Maximum sales charge (5.50% of offering price)	3.39

Maximum offering price to public	$61.60

Class C

Net asset value, offering price and redemption price per share,
($116,901,300 ÷ 3,079,097 shares of common stock issued and outstanding)	$37.97

Class R

Net asset value, offering price and redemption price per share,
($261,276,112 ÷ 5,653,611 shares of common stock issued and outstanding)	$46.21

Class Z

Net asset value, offering price and redemption price per share,
($3,706,244,080 ÷ 55,557,519 shares of common stock issued and outstanding)	$66.71

Class R2

Net asset value, offering price and redemption price per share,
($2,327,419 ÷ 36,008 shares of common stock issued and outstanding)	$64.64

Class R4

Net asset value, offering price and redemption price per share,
($19,842,205 ÷ 300,796 shares of common stock issued and outstanding)	$65.97

Class R6

Net asset value, offering price and redemption price per share,
($2,018,842,043 ÷ 30,021,926 shares of common stock issued and outstanding)	$67.25

See Notes to Financial Statements.

16

Statement of Operations (unaudited)

Six Months Ended March 31, 2024

Net Investment Income (Loss)

Income
Unaffiliated dividend income (net of $378,554 foreign withholding tax)	$21,404,777
Affiliated dividend income	824,532
Affiliated income from securities lending, net	387,578

Total income	22,616,887

Expenses
Management fee	20,126,011
Distribution fee(a)	4,045,105
Shareholder servicing fees(a)	9,765
Transfer agent’s fees and expenses (including affiliated expense of $294,154)(a)	2,875,906
Custodian and accounting fees	186,189
Shareholders’ reports	112,598
Registration fees(a)	65,624
Directors’ fees	46,566
Professional fees	35,905
Audit fee	12,277
Miscellaneous	50,985

Total expenses	27,566,931
Less: Fee waiver and/or expense reimbursement(a)	(4,384)
Distribution fee waiver(a)	(317,543)

Net expenses	27,245,004

Net investment income (loss)	(4,628,117)

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions

Net realized gain (loss) on:
Investment transactions (including affiliated of $(8,011))	512,706,860
Foreign currency transactions	(67,294)

512,639,566

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $17,036)	1,485,160,309
Foreign currencies	3,100

1,485,163,409

Net gain (loss) on investment and foreign currency transactions	1,997,802,975

Net Increase (Decrease) In Net Assets Resulting From Operations	$1,993,174,858

See Notes to Financial Statements.

PGIM Jennison Growth Fund 17

Statement of Operations (unaudited)

Six Months Ended March 31, 2024

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class R	Class Z	Class R2	Class R4	Class R6
Distribution fee	2,543,352	547,247	952,629	—	1,877	—	—
Shareholder servicing fees	—	—	—	—	751	9,014	—
Transfer agent’s fees and expenses	892,685	52,734	160,692	1,750,001	1,343	14,371	4,080
Registration fees	13,076	7,757	4,907	20,381	3,158	2,731	13,614
Fee waiver and/or expense reimbursement	—	—	—	—	(3,176)	(1,208)	—
Distribution fee waiver	—	—	(317,543)	—	—	—	—

See Notes to Financial Statements.

18

Statements of Changes in Net Assets (unaudited)

	Six Months Ended March 31, 2024	Year Ended September 30, 2023

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$(4,628,117)	$(6,395,401)
Net realized gain (loss) on investment and foreign currency transactions	512,639,566	456,531,420
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	1,485,163,409	1,025,521,600

Net increase (decrease) in net assets resulting from operations	1,993,174,858	1,475,657,619

Dividends and Distributions
Distributions from distributable earnings
Class A	(114,654,868)	(33,330,006)
Class C	(11,137,327)	(3,483,621)
Class R	(21,711,755)	(6,850,731)
Class Z	(198,178,551)	(58,070,492)
Class R2	(94,076)	(109,679)
Class R4	(1,079,211)	(311,583)
Class R6	(103,766,492)	(22,191,684)

	(450,622,280)	(124,347,796)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	638,504,924	1,193,006,831
Net asset value of shares issued in reinvestment of dividends and distributions	419,590,297	114,468,735
Cost of shares purchased	(868,374,637)	(1,476,921,234)

Net increase (decrease) in net assets from Fund share transactions	189,720,584	(169,445,668)

Total increase (decrease)	1,732,273,162	1,181,864,155

Net Assets:

Beginning of period	6,279,996,275	5,098,132,120

End of period	$8,012,269,437	$6,279,996,275

See Notes to Financial Statements.

PGIM Jennison Growth Fund 19

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended March 31, 2024		Year Ended September 30,
			2023	2022	2021	2020	2019

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$47.30		$37.36	$64.97	$57.22	$39.94	$42.79
Income (loss) from investment operations:
Net investment income (loss)	(0.09)		(0.14)	(0.27)	(0.40)	(0.21)	(0.09)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	14.70		11.08	(18.61)	13.46	20.86	(0.71)
Total from investment operations	14.61		10.94	(18.88)	13.06	20.65	(0.80)
Less Dividends and Distributions:
Distributions from net realized gains	(3.70)		(1.00)	(8.73)	(5.31)	(3.37)	(2.05)
Net asset value, end of period	$58.21		$47.30	$37.36	$64.97	$57.22	$39.94
Total Return(b):	32.28%		29.95%	(34.17)%	24.17%	55.32%	(1.25)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,886,836		$1,484,563	$1,277,205	$2,112,035	$1,816,527	$1,266,661
Average net assets (000)	$1,695,568		$1,411,274	$1,753,612	$2,031,924	$1,454,874	$1,257,759
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.98	%(d)	1.01%	0.99%	0.97%	1.00%	1.03%
Expenses before waivers and/or expense reimbursement	0.98	%(d)	1.01%	0.99%	0.97%	1.00%	1.03%
Net investment income (loss)	(0.35	)%(d)	(0.34)%	(0.53)%	(0.65)%	(0.46)%	(0.24)%
Portfolio turnover rate(e)	15%		37%	35%	46%	49%	43%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

20

Class C Shares
	Six Months Ended March 31, 2024		Year Ended September 30,
			2023	2022	2021	2020	2019

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$32.10		$245.84	$47.75	$43.62	$31.38	$34.34
Income (loss) from investment operations:
Net investment income (loss)	(0.18)		(0.30)	(0.43)	(0.61)	(0.39)	(0.27)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	9.75		7.56	(12.75)	10.05	16.00	(0.64)
Total from investment operations	9.57		7.26	(13.18)	9.44	15.61	(0.91)
Less Dividends and Distributions:
Distributions from net realized gains	(3.70)		(1.00)	(8.73)	(5.31)	(3.37)	(2.05)
Net asset value, end of period	$37.97		$32.10	$25.84	$47.75	$43.62	$31.38
Total Return(b):	31.83%		29.04%	(34.61)%	23.33%	54.27%	(1.92)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$116,901		$99,389	$96,604	$175,778	$165,724	$119,260
Average net assets (000)	$109,449		$98,063	$140,735	$175,013	$135,568	$145,286
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.68	%(d)	1.71%	1.68%	1.66%	1.68%	1.70%
Expenses before waivers and/or expense reimbursement	1.68	%(d)	1.71%	1.68%	1.66%	1.68%	1.70%
Net investment income (loss)	(1.06	)%(d)	(1.03)%	(1.22)%	(1.33)%	(1.13)%	(0.89)%
Portfolio turnover rate(e)	15%		37%	35%	46%	49%	43%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Growth Fund 21

Financial Highlights (unaudited) (continued)

Class R Shares
	Six Months Ended March 31, 2024		Year Ended September 30,
			2023	2022	2021	2020	2019

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$38.27		$30.48	$54.62	$48.99	$34.71	$37.57
Income (loss) from investment operations:
Net investment income (loss)	(0.12)		(0.19)	(0.31)	(0.46)	(0.25)	(0.15)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	11.76		8.98	(15.10)	11.40	17.90	(0.66)
Total from investment operations	11.64		8.79	(15.41)	10.94	17.65	(0.81)
Less Dividends and Distributions:
Distributions from net realized gains	(3.70)		(1.00)	(8.73)	(5.31)	(3.37)	(2.05)
Net asset value, end of period	$46.21		$38.27	$30.48	$54.62	$48.99	$34.71
Total Return(b):	32.13%		29.65%	(34.30)%	23.88%	54.99%	(1.46)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$261,276		$229,496	$214,699	$340,339	$300,323	$266,084
Average net assets (000)	$254,034		$234,912	$285,127	$334,043	$278,701	$282,917
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.20	%(d)	1.22%	1.21%	1.21%	1.21%	1.23%
Expenses before waivers and/or expense reimbursement	1.45	%(d)	1.47%	1.46%	1.46%	1.46%	1.48%
Net investment income (loss)	(0.57	)%(d)	(0.54)%	(0.75)%	(0.88)%	(0.66)%	(0.43)%
Portfolio turnover rate(e)	15%		37%	35%	46%	49%	43%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

22

Class Z Shares

	Six Months Ended March 31, 2024		Year Ended September 30,
			2023	2022	2021	2020	2019

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$53.65		$42.12	$71.99	$62.71	$43.34	$46.12
Income (loss) from investment operations:
Net investment income (loss)	(0.01)		(0.01)	(0.13)	(0.25)	(0.07)	0.04
Net realized and unrealized gain (loss) on investment and foreign currency transactions	16.77		12.54	(21.01)	14.84	22.81	(0.75)
Total from investment operations	16.76		12.53	(21.14)	14.59	22.74	(0.71)
Less Dividends and Distributions:
Dividends from net investment income	-		-	-	-	-	(0.02)
Distributions from net realized gains	(3.70)		(1.00)	(8.73)	(5.31)	(3.37)	(2.05)
Total dividends and distributions	(3.70)		(1.00)	(8.73)	(5.31)	(3.37)	(2.07)
Net asset value, end of period	$66.71		$53.65	$42.12	$71.99	$62.71	$43.34
Total Return(b):	32.47%		30.35%	(33.95)%	24.51%	55.83%	(0.95)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$3,706,244		$2,937,775	$2,511,302	$4,578,256	$4,149,643	$3,028,962
Average net assets (000)	$3,328,064		$2,749,757	$3,714,344	$4,536,203	$3,436,278	$3,237,702
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.68	%(d)	0.69%	0.69%	0.69%	0.69%	0.71%
Expenses before waivers and/or expense reimbursement	0.68	%(d)	0.69%	0.69%	0.69%	0.69%	0.71%
Net investment income (loss)	(0.05	)%(d)	(0.02)%	(0.23)%	(0.36)%	(0.15)%	0.09%
Portfolio turnover rate(e)	15%		37%	35%	46%	49%	43%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Growth Fund 23

Financial Highlights (unaudited) (continued)

Class R2 Shares

	Six Months Ended March 31, 2024		Year Ended September 30,
			2023	2022	2021	2020	2019

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$52.18		$41.16	$70.81	$61.99	$43.05	$45.99
Income (loss) from investment operations:
Net investment income (loss)	(0.14)		(0.16)	(0.35)	(0.52)	(0.27)	(0.14)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	16.30		12.18	(20.57)	14.65	22.58	(0.75)
Total from investment operations	16.16		12.02	(20.92)	14.13	22.31	(0.89)
Less Dividends and Distributions:
Distributions from net realized gains	(3.70)		(1.00)	(8.73)	(5.31)	(3.37)	(2.05)
Net asset value, end of period	$64.64		$52.18	$41.16	$70.81	$61.99	$43.05
Total Return(b):	32.18%		29.86%	(34.23)%	24.00%	55.19%	(1.37)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$2,327		$1,267	$4,516	$6,175	$4,534	$3,084
Average net assets (000)	$1,502		$2,925	$5,804	$5,521	$3,663	$5,033
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.10	%(d)	1.10%	1.10%	1.10%	1.10%	1.10%
Expenses before waivers and/or expense reimbursement	1.52	%(d)	1.34%	1.21%	1.24%	1.45%	1.41%
Net investment income (loss)	(0.46	)%(d)	(0.37)%	(0.63)%	(0.78)%	(0.56)%	(0.33)%
Portfolio turnover rate(e)	15%		37%	35%	46%	49%	43%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

24

Class R4 Shares
	Six Months Ended March 31,		Year Ended September 30,

	2024		2023	2022	2021	2020	2019

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$53.13		$41.78	$71.59	$62.48	$43.26	$46.08
Income (loss) from investment operations:
Net investment income (loss)	(0.07)		(0.08)	(0.22)	(0.37)	(0.15)	(0.03)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	16.61		12.43	(20.86)	14.79	22.74	(0.74)
Total from investment operations	16.54		12.35	(21.08)	14.42	22.59	(0.77)
Less Dividends and Distributions:
Distributions from net realized gains	(3.70)		(1.00)	(8.73)	(5.31)	(3.37)	(2.05)
Net asset value, end of period	$65.97		$53.13	$41.78	$71.59	$62.48	$43.26
Total Return(b):	32.37%		30.16%	(34.07)%	24.30%	55.59%	(1.09)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$19,842		$15,780	$16,676	$27,267	$6,840	$3,969
Average net assets (000)	$18,029		$15,562	$22,892	$11,773	$4,883	$4,125
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.85	%(d)	0.85%	0.85%	0.85%	0.85%	0.85%
Expenses before waivers and/or expense reimbursement	0.86	%(d)	0.87%	0.88%	0.85%	1.12%	1.22%
Net investment income (loss)	(0.22	)%(d)	(0.17)%	(0.39)%	(0.52)%	(0.31)%	(0.06)%
Portfolio turnover rate(e)	15%		37%	35%	46%	49%	43%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Growth Fund 25

Financial Highlights  (unaudited) (continued)

Class R6 Shares
	Six Months Ended March 31,		Year Ended September 30,
	2024		2023	2022	2021	2020	2019

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$54.02		$42.36	$72.29	$62.87	$43.41	$46.19
Income (loss) from investment operations:
Net investment income (loss)	0.02	(b)	0.04 (b)	(0.06)	(0.18)	(0.02)	0.08
Net realized and unrealized gain (loss) on investment and foreign currency transactions	16.91		12.62	(21.14)	14.91	22.85	(0.75)
Total from investment operations	16.93		12.66	(21.20)	14.73	22.83	(0.67)
Less Dividends and Distributions:
Dividends from net investment income	-		-	-	-	-	(0.06)
Distributions from net realized gains	(3.70)		(1.00)	(8.73)	(5.31)	(3.37)	(2.05)
Total dividends and distributions	(3.70)		(1.00)	(8.73)	(5.31)	(3.37)	(2.11)
Net asset value, end of period	$67.25		$54.02	$42.36	$72.29	$62.87	$43.41
Total Return(c):	32.57%		30.49%	(33.88)%	24.64%	55.98%	(0.83)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$2,018,842		$1,511,727	$977,130	$1,223,868	$609,443	$349,897
Average net assets (000)	$1,761,903		$1,216,561	$1,183,306	$951,504	$427,945	$205,755
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.58	%(e)	0.58%	0.58%	0.57%	0.58%	0.59%
Expenses before waivers and/or expense reimbursement	0.58	%(e)	0.58%	0.58%	0.57%	0.58%	0.59%
Net investment income (loss)	0.06	%(e)	0.09%	(0.10)%	(0.26)%	(0.04)%	0.19%
Portfolio turnover rate(f)	15%		37%	35%	46%	49%	43%

(a)	Calculated based on average shares outstanding during the period.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

26

Notes to Financial Statements (unaudited)

1.	Organization

The Prudential Investment Portfolios, Inc. (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Maryland Corporation. These financial statements relate only to the PGIM Jennison Growth Fund (the “Fund”), a series of the RIC. The Fund is classified as a diversified fund for purposes of the 1940 Act.

The investment objective of the Fund is to achieve long-term growth of capital.

2.	Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Fund’s investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Directors (the “Board”) has approved the Fund’s valuation policies and procedures for security valuation and designated PGIM Investments LLC (“PGIM Investments” or the “Manager”) as the “Valuation Designee,” as defined by Rule 2a-5(b) under the 1940 Act, to perform the fair value determination relating to all Fund investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities as Valuation Designee under Rule 2a-5. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the estimated price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some

PGIM Jennison Growth Fund 27

Notes to Financial Statements (unaudited) (continued)

of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 Fair Value Measurement.

Common or preferred stocks, exchange-traded funds (“ETFs”) and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on a valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time the Fund is valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end funds (other than ETFs) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

28

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; and any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the exchange rate as of the valuation date;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period unrealized and realized foreign currency gains (losses) are included in the reported net change in unrealized appreciation (depreciation) on investments and net realized gains (losses) on investment transactions on the Statements of Operations.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Master Netting Arrangements: The RIC, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received and by the receipt of collateral from the counterparty by the Fund to cover the

PGIM Jennison Growth Fund 29

Notes to Financial Statements (unaudited) (continued)

Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

Securities Lending: The Fund lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of the securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. The remaining open loans of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Equity and Mortgage Real Estate Investment Trusts (collectively REITs): The Fund invested in REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material, these estimates are adjusted periodically when the actual source of distributions is disclosed by the REITs.

30

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual expense amounts. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency

Net Investment Income	Annually

Short-Term Capital Gains	Annually

Long-Term Capital Gains	Annually

*	Under certain circumstances, the Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

PGIM Jennison Growth Fund 31

Notes to Financial Statements (unaudited) (continued)

3.	Agreements

The RIC, on behalf of the Fund, has a management agreement with the Manager pursuant to which it has responsibility for all investment advisory services, including supervision of the subadviser’s performance of such services, and for rendering administrative services.

The Manager has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison” or the “Subadviser”). The Manager pays for the services of Jennison.

Fees payable under the management agreement are computed daily and paid monthly. For the reporting period ended March 31, 2024, the contractual and effective management fee rates were as follows:

Contractual Management Rate	Effective Management Fee, before any waivers and/or expense reimbursements

0.60% of average daily net assets up to and including $300 million;	0.56%

0.575% on next $2.7 billion of average daily net assets

0.55% on the average daily net asset over $3 billion

The Manager has contractually agreed, through January 31, 2025, to limit certain operating expenses and/or to limit total annual operating expenses after fee waivers and/or expense reimbursements. The contractual waiver and expense limitation excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager for purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. The expense limitations attributable to each class are as follows:

Class	Expense Limitations
A	—%
C	—
R	—
Z	—

R2	1.10*

32

Class	Expense Limitations
R4	0.85*%
R6	0.60

*Expense limitation applicable only to blue sky fees, shareholder service fee, and transfer agency expenses (including sub-transfer agency and networking fees).

The RIC, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class R, Class Z, Class R2, Class R4 and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class C, Class R and Class R2 shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate based on average daily net assets per class. PIMS has contractually agreed through January 31, 2025 to limit such fees on certain classes based on the average daily net assets. The distribution fees are accrued daily and payable monthly.

The Fund has adopted a Shareholder Services Plan with respect to Class R2 and Class R4 shares. Under the terms of the Shareholder Services Plan, Class R2 and Class R4 shares are authorized to compensate Prudential Mutual Fund Services LLC (“PMFS”), its affiliates or third-party service providers for services rendered to the shareholders of such Class R2 or Class R4 shares. The shareholder service fee is accrued daily and paid monthly, as applicable.

The Fund’s annual gross and net distribution rates and maximum shareholder service fee, where applicable, are as follows:

Class	Gross Distribution Fee	Net Distribution Fee	Shareholder Service Fee
A	0.30%	0.30%	N/A%
C	1.00	1.00	N/A
R	0.75	0.50	N/A
Z	N/A	N/A	N/A
R2	0.25	0.25	0.10
R4	N/A	N/A	0.10
R6	N/A	N/A	N/A

For the reporting period ended March 31, 2024, PIMS received front-end sales charges (“FESL”) resulting from sales of certain class shares and contingent deferred sales charges (“CDSC”) imposed upon redemptions by certain shareholders. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs. The sales charges are as follows where applicable:

Class	FESL	CDSC
A	$554,981	$127

PGIM Jennison Growth Fund 33

Notes to Financial Statements (unaudited) (continued)

Class	FESL	CDSC
C	$—	$4,149

PGIM Investments, PIMS, PMFS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.	Other Transactions with Affiliates

PMFS serves as the Fund’s transfer agent and shareholder servicing agent. Transfer agent’s and shareholder servicing agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Government Money Market Fund (the “Core Government Fund”), a series of the Prudential Government Money Market Fund, Inc., and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), a series of Prudential Investment Portfolios 2, each registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Government Fund and the Money Market Fund. In addition to the realized and unrealized gains on investments in the Core Government Fund and the Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Affiliated income from securities lending, net”, respectively.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act that, subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended March 31, 2024, no Rule 17a-7 transactions were entered into by the Fund.

5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended March 31, 2024, were as follows:

Cost of Purchases	Proceeds from Sales
$1,065,578,582	$1,254,822,148

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the reporting period ended March 31, 2024, is presented as follows:

34

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 5.552%)(1)(wb)
$ 22,686,269	$625,089,346	$647,774,739	$ —	$ —	$ 876	876	$ 824,532

PGIM Institutional Money Market Fund (7-day effective yield 5.664%)(1)(b)(wb)
212,270,711	305,705,783	226,144,844	17,036	(8,011)	291,840,675	291,986,669	387,578(2)
$ 234,956,980	$930,795,129	$873,919,583	$17,036	$(8,011)	$291,841,551		$1,212,110

(1)	The Fund did not have any capital gain distributions during the reporting period.

(2)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(wb)	Represents an investment in a Fund affiliated with the Manager.

6.	Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of March 31, 2024 were as follows:

Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$3,726,287,650	$4,690,625,112	$(90,864,892)	$4,599,760,220

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

The Fund elected to treat the below approximated losses as having been incurred in the following fiscal year (September 30, 2024).

Qualified Late-Year Losses	Post-October Capital Losses
$6,231,000	$—

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended September 30, 2023 are subject to such review.

7.	Capital and Ownership

The Fund offers Class A, Class C, Class R, Class Z, Class R2, Class R4 and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of

PGIM Jennison Growth Fund 35

Notes to Financial Statements (unaudited) (continued)

purchase are subject to a CDSC of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years (ten years prior to January 22, 2021) after purchase. Class R, Class Z, Class R2, Class R4 and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of common stock, below.

The RIC is authorized to issue 6,625,000,000 shares of common stock at $0.001 par value per share, 1,897,000,000 of which are designated as shares of the Fund. The authorized shares of the Fund are currently classified and designated as follows:

Class	Number of Shares
A	125,000,000
B	2,000,000
C	25,000,000
R	220,000,000
Z	825,000,000
T	50,000,000
R2	125,000,000
R4	250,000,000
R6	275,000,000

The Fund currently does not have any Class B or Class T shares outstanding.

As of March 31, 2024, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

Class	Number of Shares	Percentage of Outstanding Shares
Z	29,095	0.1%

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

	Number of Shareholders	Percentage of Outstanding Shares

Affiliated	—	—%

Unaffiliated	6	63.9

36

Transactions in shares of common stock were as follows:

Share Class	Shares	Amount

Class A

Six months ended March 31, 2024:

Shares sold	1,000,748	$52,748,226

Shares issued in reinvestment of dividends and distributions	2,253,832	111,316,740

Shares purchased	(2,313,109)	(121,779,084)

Net increase (decrease) in shares outstanding before conversion	941,471	42,285,882

Shares issued upon conversion from other share class(es)	224,046	11,941,994

Shares purchased upon conversion into other share class(es)	(137,376)	(7,406,741)

Net increase (decrease) in shares outstanding	1,028,141	$46,821,135

Year ended September 30, 2023:

Shares sold	1,700,644	$72,653,005

Shares issued in reinvestment of dividends and distributions	858,634	32,370,492

Shares purchased	(5,192,104)	(220,403,451)

Net increase (decrease) in shares outstanding before conversion	(2,632,826)	(115,379,954)

Shares issued upon conversion from other share class(es)	345,778	14,846,455

Shares purchased upon conversion into other share class(es)	(507,516)	(22,562,851)

Net increase (decrease) in shares outstanding	(2,794,564)	$(123,096,350)

Class C

Six months ended March 31, 2024:

Shares sold	253,543	$8,857,895

Shares issued in reinvestment of dividends and distributions	339,792	10,971,870

Shares purchased	(308,193)	(10,655,299)

Net increase (decrease) in shares outstanding before conversion	285,142	9,174,466

Shares purchased upon conversion into other share class(es)	(302,199)	(10,646,419)

Net increase (decrease) in shares outstanding	(17,057)	$(1,471,953)

Year ended September 30, 2023:

Shares sold	399,630	$11,831,360

Shares issued in reinvestment of dividends and distributions	132,693	3,414,199

Shares purchased	(771,379)	(21,716,430)

Net increase (decrease) in shares outstanding before conversion	(239,056)	(6,470,871)

Shares purchased upon conversion into other share class(es)	(403,198)	(11,774,524)

Net increase (decrease) in shares outstanding	(642,254)	$(18,245,395)

Class R

Six months ended March 31, 2024:

Shares sold	120,247	$5,125,598

Shares issued in reinvestment of dividends and distributions	553,072	21,702,547

Shares purchased	(1,015,560)	(43,984,485)

Net increase (decrease) in shares outstanding before conversion	(342,241)	(17,156,340)

Shares purchased upon conversion into other share class(es)	(677)	(28,605)

Net increase (decrease) in shares outstanding	(342,918)	$(17,184,945)

PGIM Jennison Growth Fund 37

Notes to Financial Statements (unaudited) (continued)

Share Class	Shares	Amount

Year ended September 30, 2023:

Shares sold	661,303	$20,332,297

Shares issued in reinvestment of dividends and distributions	224,105	6,848,640

Shares purchased	(1,932,768)	(68,255,844)

Net increase (decrease) in shares outstanding before conversion	(1,047,360)	(41,074,907)

Shares purchased upon conversion into other share class(es)	(481)	(15,871)

Net increase (decrease) in shares outstanding	(1,047,841)	$(41,090,778)

Class Z

Six months ended March 31, 2024:

Shares sold	5,511,273	$329,547,528

Shares issued in reinvestment of dividends and distributions	3,281,809	185,619,154

Shares purchased	(8,060,443)	(479,637,688)

Net increase (decrease) in shares outstanding before conversion	732,639	35,528,994

Shares issued upon conversion from other share class(es)	121,722	7,500,148

Shares purchased upon conversion into other share class(es)	(57,475)	(3,417,165)

Net increase (decrease) in shares outstanding	796,886	$39,611,977

Year ended September 30, 2023:

Shares sold	11,971,624	$581,284,236

Shares issued in reinvestment of dividends and distributions	1,250,305	53,325,489

Shares purchased	(18,130,588)	(864,325,328)

Net increase (decrease) in shares outstanding before conversion	(4,908,659)	(229,715,603)

Shares issued upon conversion from other share class(es)	316,262	15,128,984

Shares purchased upon conversion into other share class(es)	(270,350)	(13,509,114)

Net increase (decrease) in shares outstanding	(4,862,747)	$(228,095,733)

Class R2

Six months ended March 31, 2024:

Shares sold	12,160	$768,573

Shares issued in reinvestment of dividends and distributions	1,714	94,076

Shares purchased	(2,143)	(119,726)

Net increase (decrease) in shares outstanding	11,731	$742,923

Year ended September 30, 2023:

Shares sold	17,971	$907,809

Shares issued in reinvestment of dividends and distributions	2,635	109,679

Shares purchased	(106,036)	(4,971,735)

Net increase (decrease) in shares outstanding	(85,430)	$(3,954,247)

38

Share Class	Shares	Amount

Class R4

Six months ended March 31, 2024:

Shares sold	13,075	$797,980

Shares issued in reinvestment of dividends and distributions	19,285	1,079,211

Shares purchased	(28,577)	(1,754,892)

Net increase (decrease) in shares outstanding	3,783	$122,299

Year ended September 30, 2023:

Shares sold	18,448	$890,718

Shares issued in reinvestment of dividends and distributions	6,953	294,128

Shares purchased	(127,491)	(5,803,545)

Net increase (decrease) in shares outstanding	(102,090)	$(4,618,699)

Class R6

Six months ended March 31, 2024:

Shares sold	3,941,938	$240,659,124

Shares issued in reinvestment of dividends and distributions	1,558,286	88,806,699

Shares purchased	(3,494,390)	(210,443,463)

Net increase (decrease) in shares outstanding before conversion	2,005,834	119,022,360

Shares issued upon conversion from other share class(es)	34,000	2,056,788

Net increase (decrease) in shares outstanding	2,039,834	$121,079,148

Year ended September 30, 2023:

Shares sold	10,082,656	$505,107,406

Shares issued in reinvestment of dividends and distributions	421,857	18,106,108

Shares purchased	(5,926,649)	(291,444,901)

Net increase (decrease) in shares outstanding before conversion	4,577,864	231,768,613

Shares issued upon conversion from other share class(es)	338,919	17,932,684

Shares purchased upon conversion into other share class(es)	(809)	(45,763)

Net increase (decrease) in shares outstanding	4,915,974	$249,655,534

8.	Borrowings

The RIC, on behalf of the Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the current SCA in effect at the reporting period-end as well as the prior SCA.

	Current SCA	Prior SCA

Term of Commitment	9/29/2023 - 9/26/2024	9/30/2022 – 9/28/2023
Total Commitment	$ 1,200,000,000	$ 1,200,000,000
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%	0.15%

PGIM Jennison Growth Fund 39

Notes to Financial Statements (unaudited) (continued)

	Current SCA	Prior SCA
Annualized Interest Rate on Borrowings	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Fund utilized the SCA during the reporting period ended March 31, 2024. The average daily balance for the 8 days that the Fund had loans outstanding during the period was approximately $4,570,750, borrowed at a weighted average interest rate of 6.45%. The maximum loan outstanding amount during the period was $9,747,000. At March 31, 2024, the Fund had an outstanding loan balance of $3,564,000.

9.	Risks of Investing in the Fund

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Equity and Equity-Related Securities Risk: Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Foreign Securities Risk: Investments in securities of non-U.S. issuers (including those denominated in U.S. dollars) may involve more risk than investing in securities of U.S. issuers. Foreign political, economic and legal systems, especially those in developing and emerging market countries, may be less stable and more volatile than in the United States.

40

Foreign legal systems generally have fewer regulatory requirements than the U.S. legal system, particularly those of emerging markets. In general, less information is publicly available with respect to non-U.S. companies than U.S. companies. Non-U.S. companies generally are not subject to the same accounting, auditing, and financial reporting standards as are U.S. companies. Additionally, the changing value of foreign currencies and changes in exchange rates could also affect the value of the assets the Fund holds and the Fund’s performance. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Investments in emerging markets are subject to greater volatility and price declines.

In addition, the Fund’s investments in non-U.S. securities may be subject to the risks of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of non-U.S. currency, confiscatory taxation and adverse diplomatic developments. Special U.S. tax considerations may apply.

Growth Style Risk: The Fund’s growth style may subject the Fund to above-average fluctuations as a result of seeking higher than average capital growth. Growth stocks are generally more sensitive to market movements than other types of stocks primarily because their stock prices are based heavily on future expectations. Historically, growth stocks have performed best during later stages of economic expansion and value stocks have performed best during periods of economic recovery. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns. Since the Fund follows a growth investment style, there is the risk that the growth investment style may be out of favor for a period of time. At times when the style is out of favor, the Fund may underperform the market in general, its benchmark and other mutual funds.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table of the Fund’s prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

PGIM Jennison Growth Fund 41

Notes to Financial Statements (unaudited) (continued)

Management Risk: Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund’s benchmark and other funds with similar investment objectives.

Market Capitalization Risk: The Fund may invest in companies of any market capitalization. Generally, the stock prices of small- and mid-cap companies are less stable than the prices of large-cap stocks and may present greater risks. Large capitalization companies as a group could fall out of favor with the market, causing the Fund to underperform compared to investments that focus on smaller capitalized companies.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine and the Israel-Hamas war), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

42

10.	Recent Regulatory Developments

Effective January 24, 2023, the Securities and Exchange Commission adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments (the “Rule”). Other information, including financial statements, will no longer appear in the funds’ streamlined shareholder reports but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The Rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the Rule and its impact to the Fund.

PGIM Jennison Growth Fund 43

Liquidity Risk Management Program (unaudited)

Consistent with Rule 22e-4 under the 1940 Act (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program (the “LRMP”). The Fund’s LRMP seeks to assess and manage the Fund’s liquidity risk, which is defined as the risk that the Fund is unable to meet investor redemption requests without significantly diluting the remaining investors’ interests in the Fund. The Board has approved PGIM Investments, the Fund’s investment manager, to serve as the administrator of the Fund’s LRMP. As part of its responsibilities as administrator, PGIM Investments has retained a third party to perform certain functions, including providing market data and liquidity classification model information.

The Fund’s LRMP includes a number of processes designed to support the assessment and management of its liquidity risk. In particular, the Fund’s LRMP includes no less than annual assessments of factors that influence the Fund’s liquidity risk; no less than monthly classifications of the Fund’s investments into one of four liquidity classifications provided for in the Liquidity Rule; a 15% of net assets limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); establishment of a minimum percentage of the Fund’s assets to be invested in investments classified as “highly liquid” (as defined under the Liquidity Rule) if the Fund does not invest primarily in highly liquid investments; and regular reporting to the Board.

At a meeting of the Board on March 5-7, 2024, PGIM Investments provided a written report (“LRMP Report”) to the Board addressing the operation, adequacy, and effectiveness of the Fund’s LRMP, including any material changes to the LRMP for the period from January 1, 2023 through December 31, 2023 (“Reporting Period”). The LRMP Report concluded that the Fund’s LRMP was reasonably designed to assess and manage the Fund’s liquidity risk and was adequately and effectively implemented during the Reporting Period. There were no material changes to the LRMP during the Reporting Period. The LRMP Report further concluded that the Fund’s investment strategies continue to be appropriate given the Fund’s status as an open-end fund.

There can be no assurance that the LRMP will achieve its objectives in the future. Additional information regarding risks of investing in the Fund, including liquidity risks presented by the Fund’s investment portfolio, is found in the Fund’s Prospectus and Statement of Additional Information.

44

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street	(800) 225-1852	pgim.com/investments
Newark, NJ 07102

PROXY VOTING

The Board of Directors of the Fund has delegated to the Fund’s subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS

Stuart S. Parker, President and Principal Executive Officer • Scott E. Benjamin, Vice President • Christian J. Kelly, Chief Financial Officer • Claudia DiGiacomo, Chief Legal Officer • Andrew Donohue, Chief Compliance Officer • Russ Shupak, Treasurer and Principal Accounting Officer • Kelly Florio, Anti-Money Laundering Compliance Officer • Andrew R. French, Secretary • Melissa Gonzalez, Assistant Secretary • Kelly A. Coyne, Assistant Secretary • Patrick E. McGuinness, Assistant Secretary • Debra Rubano, Assistant Secretary • George Hoyt, Assistant Secretary • Devan Goolsby, Assistant Secretary • Lana Lomuti, Assistant Treasurer • Elyse M. McLaughlin, Assistant Treasurer • Deborah Conway, Assistant Treasurer • Robert W. McCormack, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 534432 Pittsburgh, PA 15253

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP	300 Madison Avenue New York, NY 10017

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgim.com/investments or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY

To receive your mutual fund documents online, go to pgim.com/investments/resource/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS

Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, PGIM Jennison Growth Fund, PGIM Investments, Attn: Board of Directors, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to that Director at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov. Form N-PORT is filed with the Commission quarterly, and the Fund’s full portfolio holdings as of the first and third fiscal quarter-ends will be made publicly available 60 days after the end of each quarter at sec.gov.

 Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM JENNISON GROWTH FUND

SHARE CLASS	A	C	R	Z	R2	R4	R6

NASDAQ	PJFAX	PJFCX	PJGRX	PJFZX	PJFOX	PJFPX	PJFQX

CUSIP	74437E107	74437E305	74437E651	74437E404	74437E420	74437E412	74437E479

MF168E2

PGIM JENNISON FOCUSED VALUE FUND

SEMIANNUAL REPORT

MARCH 31, 2024

To enroll in e-delivery, go to pgim.com/investments/resource/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of March 31, 2024 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, member SIPC. Jennison Associates LLC is a registered investment adviser. Both are Prudential Financial companies. © 2024 Prudential Financial, Inc. and its related entities. Jennison Associates, Jennison, PGIM, and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

2 Visit our website at pgim.com/investments

Letter from the President

Dear Shareholder:

We hope you find the semiannual report for the PGIM Jennison Focused Value Fund informative and useful. The report covers performance for the six-month period ended March 31, 2024.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we provide access to active investment strategies across the global markets in the pursuit of consistent outperformance for investors. PGIM is the world’s 14th-largest investment manager with more than $1.3 trillion in assets under management. Our scale and investment expertise allow us to deliver a diversified suite of actively managed solutions across a broad spectrum of asset classes and investment styles.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Jennison Focused Value Fund

May 15, 2024

PGIM Jennison Focused Value Fund 3

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	Total Returns as of 3/31/24 (without sales charges)	Average Annual Total Returns as of 3/31/24 (with sales charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)

Class A	24.99	25.31	8.95	7.18	—

Class C	24.31	30.15	9.14	6.89	—

Class R	24.79	32.10	9.78	7.43	—

Class Z	25.28	33.11	10.57	8.13	—

Class R6	25.25	33.17	10.50	N/A	8.31 (11/25/2014)

Russell 1000 Value Index

	19.34	20.27	10.32	9.01	—

Average Annual Total Returns as of 3/31/24 Since Inception (%)

Class R6 (11/25/2014)

Russell 1000 Value Index	8.63

*Not annualized

Since Inception returns are provided for any share class with less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the class’s inception date.

4 Visit our website at pgim.com/investments

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class R	Class Z	Class R6

Maximum initial sales charge	5.50% of the public offering price	None	None	None	None

Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00% on sales of $1 million or more made within 12 months of purchase	1.00% on sales made within 12 months of purchase	None	None	None

Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.30%	1.00%	0.75% (0.50% currently)	None	None

Benchmark Definition

Russell 1000 Value Index—The Russell 1000 Value Index is an unmanaged index comprising those securities in the Russell 1000 Index with a less-than-average growth orientation. Companies in this Index generally have low price-to-book and price-to-earnings ratios, higher dividend yields, and lower forecasted growth values.

Investors cannot invest directly in an index. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

PGIM Jennison Focused Value Fund 5

Your Fund’s Performance (continued)

Presentation of Fund Holdings as of 3/31/24

Ten Largest Holdings	Line of Business	% of Net Assets

Walmart, Inc.	Consumer Staples Distribution & Retail	5.4%

JPMorgan Chase & Co.	Banks	4.5%

Exxon Mobil Corp.	Oil, Gas & Consumable Fuels	4.3%

Linde plc	Chemicals	4.2%

MetLife, Inc.	Insurance	3.8%

ConocoPhillips	Oil, Gas & Consumable Fuels	3.5%

AbbVie, Inc.	Biotechnology	3.5%

Chubb Ltd.	Insurance	3.5%

Meta Platforms, Inc. (Class A Stock)	Interactive Media & Services	3.4%

Bank of America Corp.	Banks	3.3%

Holdings reflect only long-term investments and are subject to change.

6 Visit our website at pgim.com/investments

Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended March 31, 2024. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information

PGIM Jennison Focused Value Fund 7

Fees and Expenses (continued)

provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Jennison Focused Value Fund		Beginning Account Value October 1, 2023	Ending Account Value March 31, 2024	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,249.90	1.14%	$ 6.41

	Hypothetical	$1,000.00	$1,019.30	1.14%	$ 5.76

Class C	Actual	$1,000.00	$1,243.10	2.31%	$12.95

	Hypothetical	$1,000.00	$1,013.45	2.31%	$11.63

Class R	Actual	$1,000.00	$1,247.90	1.53%	$ 8.60

	Hypothetical	$1,000.00	$1,017.35	1.53%	$ 7.72

Class Z	Actual	$1,000.00	$1,252.80	0.75%	$ 4.22

	Hypothetical	$1,000.00	$1,021.25	0.75%	$ 3.79

Class R6	Actual	$1,000.00	$1,252.50	0.75%	$ 4.22

	Hypothetical	$1,000.00	$1,021.25	0.75%	$ 3.79

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 183 days in the six-month period ended March 31, 2024, and divided by the 366 days in the Fund’s fiscal year ending September 30, 2024 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying funds in which the Fund may invest.

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 Schedule of Investments (unaudited)

 as of March 31, 2024

Description	Shares	Value

LONG-TERM INVESTMENTS 96.6%

COMMON STOCKS

Aerospace & Defense 2.2%

Airbus SE (France)	25,757	$4,745,181

Automobile Components 0.9%

Aptiv PLC*	25,061	1,996,109

Automobiles 1.9%

General Motors Co.	93,453	4,238,094

Banks 13.6%

Bank of America Corp.	195,270	7,404,638

JPMorgan Chase & Co.	49,900	9,994,970

PNC Financial Services Group, Inc. (The)	40,190	6,494,704

Truist Financial Corp.	162,508	6,334,562

		30,228,874

Biotechnology 3.5%

AbbVie, Inc.	43,074	7,843,775

Building Products 2.3%

Johnson Controls International PLC	78,746	5,143,689

Capital Markets 5.0%

Blackstone, Inc.	34,965	4,593,352

Goldman Sachs Group, Inc. (The)	15,379	6,423,655

		11,017,007

Chemicals 4.2%

Linde PLC	20,001	9,286,864

Consumer Staples Distribution & Retail 5.4%

Walmart, Inc.	199,105	11,980,148

Electric Utilities 2.1%

PG&E Corp.	282,402	4,733,058

Ground Transportation 3.3%

Union Pacific Corp.	30,037	7,386,999

Health Care Providers & Services 2.0%

Cigna Group (The)	12,338	4,481,038

See Notes to Financial Statements.

PGIM Jennison Focused Value Fund 9

Schedule of Investments (unaudited) (continued)

as of March 31, 2024

Description	Shares	Value

COMMON STOCKS (Continued)

Hotels, Restaurants & Leisure 1.8%

McDonald’s Corp.	14,038	$3,958,014

Industrial Conglomerates 2.1%

General Electric Co.	27,022	4,743,172

Insurance 7.3%

Chubb Ltd.	30,201	7,825,985

MetLife, Inc.	113,373	8,402,073

		16,228,058

Interactive Media & Services 3.4%

Meta Platforms, Inc. (Class A Stock)	15,716	7,631,375

Multi-Utilities 3.0%

NiSource, Inc.	242,394	6,704,618

Office REITs 2.1%

Alexandria Real Estate Equities, Inc.	35,103	4,525,128

Oil, Gas & Consumable Fuels 7.8%

ConocoPhillips	61,838	7,870,740

Exxon Mobil Corp.	81,841	9,513,198

		17,383,938

Pharmaceuticals 7.9%

AstraZeneca PLC (United Kingdom), ADR	93,539	6,337,267

Bristol-Myers Squibb Co.	87,767	4,759,605

Eli Lilly & Co.	8,322	6,474,183

		17,571,055

Semiconductors & Semiconductor Equipment 6.8%

Advanced Micro Devices, Inc.*	33,007	5,957,433

Broadcom, Inc.	3,622	4,800,635

Lam Research Corp.	4,464	4,337,089

		15,095,157

Software 5.1%

Microsoft Corp.	16,574	6,973,013

Salesforce, Inc.	14,695	4,425,840

		11,398,853

See Notes to Financial Statements.

10

Description	Shares	Value

COMMON STOCKS (Continued)

Technology Hardware, Storage & Peripherals 2.9%

Dell Technologies, Inc. (Class C Stock)	56,125	$6,404,424

TOTAL LONG-TERM INVESTMENTS (cost $142,452,947)		214,724,628

SHORT-TERM INVESTMENT 3.6%

AFFILIATED MUTUAL FUND

PGIM Core Government Money Market Fund (7-day effective yield 5.552%) (cost $8,034,753)(wb)	8,034,753	8,034,753

TOTAL INVESTMENTS 100.2% (cost $150,487,700)		222,759,381
Liabilities in excess of other assets (0.2)%		(509,978)

NET ASSETS 100.0%		$222,249,403

Below is a list of the abbreviation(s) used in the semiannual report:

ADR—American Depositary Receipt

REITs—Real Estate Investment Trust

SOFR—Secured Overnight Financing Rate

*	Non-income producing security.
(wb)	Represents an investment in a Fund affiliated with the Manager.

See Notes to Financial Statements.

PGIM Jennison Focused Value Fund 11

Schedule of Investments (unaudited) (continued)

as of March 31, 2024

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Aerospace & Defense	$—	$4,745,181	$—
Automobile Components	1,996,109	—	—
Automobiles	4,238,094	—	—
Banks	30,228,874	—	—
Biotechnology	7,843,775	—	—
Building Products	5,143,689	—	—
Capital Markets	11,017,007	—	—
Chemicals	9,286,864	—	—
Consumer Staples Distribution & Retail	11,980,148	—	—
Electric Utilities	4,733,058	—	—
Ground Transportation	7,386,999	—	—
Health Care Providers & Services	4,481,038	—	—
Hotels, Restaurants & Leisure	3,958,014	—	—
Industrial Conglomerates	4,743,172	—	—
Insurance	16,228,058	—	—
Interactive Media & Services	7,631,375	—	—
Multi-Utilities	6,704,618	—	—
Office REITs	4,525,128	—	—
Oil, Gas & Consumable Fuels	17,383,938	—	—
Pharmaceuticals	17,571,055	—	—
Semiconductors & Semiconductor Equipment	15,095,157	—	—
Software	11,398,853	—	—
Technology Hardware, Storage & Peripherals	6,404,424	—	—
Short-Term Investment
Affiliated Mutual Fund	8,034,753	—	—

Total	$218,014,200	$4,745,181	$—

See Notes to Financial Statements.

12

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2024 were as follows:

Banks	13.6%
Pharmaceuticals	7.9
Oil, Gas & Consumable Fuels	7.8
Insurance	7.3
Semiconductors & Semiconductor Equipment	6.8
Consumer Staples Distribution & Retail	5.4
Software	5.1
Capital Markets	5.0
Chemicals	4.2
Affiliated Mutual Fund	3.6
Biotechnology	3.5
Interactive Media & Services	3.4
Ground Transportation	3.3
Multi-Utilities	3.0
Technology Hardware, Storage & Peripherals	2.9

Building Products	2.3%
Aerospace & Defense	2.2
Industrial Conglomerates	2.1
Electric Utilities	2.1
Office REITs	2.1
Health Care Providers & Services	2.0
Automobiles	1.9
Hotels, Restaurants & Leisure	1.8
Automobile Components	0.9

100.2
Liabilities in excess of other assets	(0.2)

100.0%

See Notes to Financial Statements.

PGIM Jennison Focused Value Fund 13

Statement of Assets and Liabilities (unaudited)

as of March 31, 2024

Assets

Investments at value:
Unaffiliated investments (cost $142,452,947)	$214,724,628
Affiliated investments (cost $8,034,753)	8,034,753
Cash	103,601
Receivable for investments sold	846,223
Receivable for Fund shares sold	186,742
Dividends receivable	152,484
Tax reclaim receivable	9,707
Prepaid expenses	440

Total Assets	224,058,578

Liabilities
Payable for investments purchased	1,303,498
Payable for Fund shares purchased	263,901
Management fee payable	108,499
Accrued expenses and other liabilities	70,104
Distribution fee payable	47,038
Affiliated transfer agent fee payable	16,135

Total Liabilities	1,809,175

Net Assets	$222,249,403

Net assets were comprised of:
Common stock, at par	$11,157
Paid-in capital in excess of par	140,724,297
Total distributable earnings (loss)	81,513,949

Net assets, March 31, 2024	$222,249,403

See Notes to Financial Statements.

14

Class A

Net asset value and redemption price per share, ($177,074,167 ÷ 8,938,228 shares of common stock issued and outstanding)	$19.81
Maximum sales charge (5.50% of offering price)	1.15

Maximum offering price to public	$20.96

Class C
Net asset value, offering price and redemption price per share, ($3,269,614 ÷ 235,250 shares of common stock issued and outstanding)	$13.90

Class R
Net asset value, offering price and redemption price per share, ($290,305 ÷ 18,256 shares of common stock issued and outstanding)	$15.90

Class Z
Net asset value, offering price and redemption price per share, ($37,258,939 ÷ 1,758,866 shares of common stock issued and outstanding)	$21.18

Class R6
Net asset value, offering price and redemption price per share, ($4,356,378 ÷ 206,351 shares of common stock issued and outstanding)	$21.11

See Notes to Financial Statements.

PGIM Jennison Focused Value Fund 15

Statement of Operations (unaudited)

Six Months Ended March 31, 2024

Net Investment Income (Loss)

Income

Unaffiliated dividend income	$1,997,378
Affiliated dividend income	113,389
Affiliated income from securities lending, net	121

Total income	2,110,888

Expenses
Management fee	580,328
Distribution fee(a)	256,025
Transfer agent’s fees and expenses (including affiliated expense of $41,896)(a)	135,842
Registration fees(a)	24,894
Custodian and accounting fees	21,497
Shareholders’ reports	18,064
Professional fees	17,955
Audit fee	12,198
Directors’ fees	6,020
Miscellaneous	10,526

Total expenses	1,083,349
Less: Fee waiver and/or expense reimbursement(a)	(16,628)
Distribution fee waiver(a)	(317)

Net expenses	1,066,404

Net investment income (loss)	1,044,484

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions

Net realized gain (loss) on:
Investment transactions (including affiliated of $602)	10,483,768
Foreign currency transactions	(1,352)

10,482,416

Net change in unrealized appreciation (depreciation) on investments	32,630,205

Net gain (loss) on investment and foreign currency transactions	43,112,621

Net Increase (Decrease) In Net Assets Resulting From Operations	$44,157,105

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class R	Class Z	Class R6
Distribution fee	239,255	15,819	951	—	—
Transfer agent’s fees and expenses	116,571	3,957	533	14,609	172
Registration fees	7,632	5,827	2,541	4,621	4,273
Fee waiver and/or expense reimbursement	—	—	(2,639)	(10,724)	(3,265)
Distribution fee waiver	—	—	(317)	—	—

See Notes to Financial Statements.

16

Statements of Changes in Net Assets (unaudited)

	Six Months Ended March 31, 2024	Year Ended September 30, 2023

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$1,044,484	$1,784,801
Net realized gain (loss) on investment and foreign currency transactions	10,482,416	13,654,708
Net change in unrealized appreciation (depreciation) on investments	32,630,205	15,512,930

Net increase (decrease) in net assets resulting from operations	44,157,105	30,952,439

Dividends and Distributions
Distributions from distributable earnings
Class A	(14,291,362)	(4,904,534)
Class C	(371,536)	(129,521)
Class R	(26,975)	(17,021)
Class Z	(2,163,975)	(806,229)
Class R6	(327,078)	(168,416)

	(17,180,926)	(6,025,721)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	13,640,963	10,720,145
Net asset value of shares issued in reinvestment of dividends and distributions	16,969,161	5,942,215
Cost of shares purchased	(16,389,044)	(32,625,117)

Net increase (decrease) in net assets from Fund share transactions	14,221,080	(15,962,757)

Total increase (decrease)	41,197,259	8,963,961

Net Assets:

Beginning of period	181,052,144	172,088,183

End of period	$222,249,403	$181,052,144

See Notes to Financial Statements.

PGIM Jennison Focused Value Fund 17

Financial Highlights (unaudited)

Class A Shares
	Six Months
	Ended
	March 31,		Year Ended September 30,

	2024		2023	2022	2021	2020	2019

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$17.42		$15.18	$18.37	$14.03	$15.63	$20.62
Income (loss) from investment operations:
Net investment income (loss)	0.09		0.16	0.16	0.09	0.12	0.14
Net realized and unrealized gain (loss) on investment and foreign currency transactions	4.00		2.62	(2.50)	4.39	(0.38)	(2.42)
Total from investment operations	4.09		2.78	(2.34)	4.48	(0.26)	(2.28)
Less Dividends and Distributions:
Dividends from net investment income	(0.17)		(0.16)	(0.10)	(0.14)	(0.15)	(0.09)
Distributions from net realized gains	(1.53)		(0.38)	(0.75)	-	(1.19)	(2.62)
Total dividends and distributions	(1.70)		(0.54)	(0.85)	(0.14)	(1.34)	(2.71)
Net asset value, end of period	$19.81		$17.42	$15.18	$18.37	$14.03	$15.63
Total Return(b):	24.99%		18.51%	(13.63)%	32.13%	(2.50)%	(10.13)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$177,074		$151,116	$140,226	$179,848	$151,149	$181,559
Average net assets (000)	$159,504		$153,596	$173,289	$173,975	$163,554	$193,160
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.14	%(d)	1.17%	1.13%	1.11%	1.15%	1.11%
Expenses before waivers and/or expense reimbursement	1.14	%(d)	1.17%	1.13%	1.11%	1.15%	1.11%
Net investment income (loss)	1.04	%(d)	0.92%	0.88%	0.53%	0.85%	0.87%
Portfolio turnover rate(e)	24%		37%	31%	32%	128%	47%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

18

Class C Shares
	Six Months
	Ended
	March 31,		Year Ended September 30,

	2024		2023		2022		2021		2020		2019

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$12.65		$11.18		$13.78		$10.59		$12.15		$16.75
Income (loss) from investment operations:
Net investment income (loss)	(0.01	)(b)	(0.02	)(b)	(0.02	)(b)	(0.05	)(b)	(-	)(b)(c)	0.02
Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.84		1.92		(1.83)		3.32		(0.29)		(2.00)
Total from investment operations	2.83		1.90		(1.85)		3.27		(0.29)		(1.98)
Less Dividends and Distributions:
Dividends from net investment income	(0.05)		(0.05)		(-	)(c)	(0.08)		(0.08)		-
Distributions from net realized gains	(1.53)		(0.38)		(0.75)		-		(1.19)		(2.62)
Total dividends and distributions	(1.58)		(0.43)		(0.75)		(0.08)		(1.27)		(2.62)
Net asset value, end of period	$13.90		$12.65		$11.18		$13.78		$10.59		$12.15
Total Return(d):	24.31%		17.26%		(14.57)%		31.06%		(3.41)%		(10.78)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$3,270		$3,110		$3,449		$5,279		$5,874		$10,945
Average net assets (000)	$3,164		$3,561		$4,688		$5,725		$8,068		$20,114
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	2.31	%(f)	2.27%		2.12%		2.03%		2.02%		1.85%
Expenses before waivers and/or expense reimbursement	2.31	%(f)	2.27%		2.12%		2.03%		2.02%		1.85%
Net investment income (loss)	(0.12	)%(f)	(0.17)%		(0.14)%		(0.39)%		(0.02)%		0.13%
Portfolio turnover rate(g)	24%		37%		31%		32%		128%		47%

(a)	Calculated based on average shares outstanding during the period.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)	Amount rounds to zero.
(d)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Focused Value Fund 19

Financial Highlights (unaudited) (continued)

Class R Shares
	Six Months
	Ended
	March 31,		Year Ended September 30,

	2024		2023	2022	2021	2020	2019

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$14.28		$12.54	$15.33	$11.75	$13.30	$18.01
Income (loss) from investment operations:
Net investment income (loss)	0.05		0.08	0.07	0.02	0.05	0.06
Net realized and unrealized gain (loss) on investment and foreign currency transactions	3.23		2.15	(2.06)	3.68	(0.30)	(2.13)
Total from investment operations	3.28		2.23	(1.99)	3.70	(0.25)	(2.07)
Less Dividends and Distributions:
Dividends from net investment income	(0.13)		(0.11)	(0.05)	(0.12)	(0.11)	(0.02)
Distributions from net realized gains	(1.53)		(0.38)	(0.75)	-	(1.19)	(2.62)
Total dividends and distributions	(1.66)		(0.49)	(0.80)	(0.12)	(1.30)	(2.64)
Net asset value, end of period	$15.90		$14.28	$12.54	$15.33	$11.75	$13.30
Total Return(b):	24.79%		18.03%	(13.99)%	31.64%	(2.82)%	(10.53)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$290		$233	$431	$487	$494	$2,041
Average net assets (000)	$254		$370	$492	$562	$1,047	$2,504
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.53	%(d)	1.53%	1.53%	1.53%	1.53%	1.53%
Expenses before waivers and/or expense reimbursement	3.86	%(d)	3.21%	2.72%	2.74%	2.91%	1.89%
Net investment income (loss)	0.65	%(d)	0.60%	0.49%	0.11%	0.38%	0.44%
Portfolio turnover rate(e)	24%		37%	31%	32%	128%	47%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

20

Class Z Shares
	Six Months
	Ended
	March 31,		Year Ended September 30,

	2024		2023	2022	2021	2020	2019

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$18.54		$16.11	$19.44	$14.82	$16.43	$21.52
Income (loss) from investment operations:
Net investment income (loss)	0.14		0.24	0.22	0.15	0.18	0.21
Net realized and unrealized gain (loss) on investment and foreign currency transactions	4.27		2.78	(2.65)	4.65	(0.42)	(2.54)
Total from investment operations	4.41		3.02	(2.43)	4.80	(0.24)	(2.33)
Less Dividends and Distributions:
Dividends from net investment income	(0.24)		(0.21)	(0.15)	(0.18)	(0.18)	(0.14)
Distributions from net realized gains	(1.53)		(0.38)	(0.75)	-	(1.19)	(2.62)
Total dividends and distributions	(1.77)		(0.59)	(0.90)	(0.18)	(1.37)	(2.76)
Net asset value, end of period	$21.18		$18.54	$16.11	$19.44	$14.82	$16.43
Total Return(b):	25.28%		18.97%	(13.39)%	32.52%	(2.16)%	(9.86)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$37,259		$23,203	$23,080	$30,080	$30,153	$58,051
Average net assets (000)	$26,788		$22,891	$28,698	$30,701	$40,142	$101,530
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.75	%(d)	0.75%	0.83%	0.82%	0.84%	0.80%
Expenses before waivers and/or expense reimbursement	0.83	%(d)	0.86%	0.83%	0.82%	0.84%	0.80%
Net investment income (loss)	1.42	%(d)	1.33%	1.17%	0.82%	1.15%	1.20%
Portfolio turnover rate(e)	24%		37%	31%	32%	128%	47%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Focused Value Fund 21

Financial Highlights (unaudited) (continued)

Class R6 Shares
	Six Months
	Ended
	March 31,		Year Ended September 30,

	2024		2023	2022	2021	2020	2019

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$18.49		$16.06	$19.39	$14.79	$16.39	$21.53
Income (loss) from investment operations:
Net investment income (loss)	0.14		0.24	0.23	0.15	0.18	0.22
Net realized and unrealized gain (loss) on investment and foreign currency transactions	4.25		2.78	(2.66)	4.63	(0.41)	(2.59)
Total from investment operations	4.39		3.02	(2.43)	4.78	(0.23)	(2.37)
Less Dividends and Distributions:
Dividends from net investment income	(0.24)		(0.21)	(0.15)	(0.18)	(0.18)	(0.15)
Distributions from net realized gains	(1.53)		(0.38)	(0.75)	-	(1.19)	(2.62)
Total dividends and distributions	(1.77)		(0.59)	(0.90)	(0.18)	(1.37)	(2.77)
Net asset value, end of period	$21.11		$18.49	$16.06	$19.39	$14.79	$16.39
Total Return(b):	25.25%		19.03%	(13.43)%	32.54%	(2.17)%	(10.08)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$4,356		$3,392	$4,902	$2,878	$1,151	$1,332
Average net assets (000)	$3,734		$4,806	$2,998	$1,894	$1,210	$12,474
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.75	%(d)	0.75%	0.83%	0.82%	0.84%	0.78%
Expenses before waivers and/or expense reimbursement	0.92	%(d)	0.90%	1.00%	0.98%	1.83%	0.78%
Net investment income (loss)	1.43	%(d)	1.35%	1.20%	0.80%	1.17%	1.26%
Portfolio turnover rate(e)	24%		37%	31%	32%	128%	47%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

22

Notes to Financial Statements (unaudited)

1.	Organization

The Prudential Investment Portfolios, Inc. (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Maryland Corporation. These financial statements relate only to the PGIM Jennison Focused Value Fund (the “Fund”), a series of the RIC. The Fund is classified as a diversified fund for purposes of the 1940 Act.

The investment objective of the Fund is to achieve long-term growth of capital.

2.	Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Fund’s investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Directors (the “Board”) has approved the Fund’s valuation policies and procedures for security valuation and designated PGIM Investments LLC (“PGIM Investments” or the “Manager”) as the “Valuation Designee,” as defined by Rule 2a-5(b) under the 1940 Act, to perform the fair value determination relating to all Fund investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities as Valuation Designee under Rule 2a-5. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the estimated price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some

PGIM Jennison Focused Value Fund 23

Notes to Financial Statements (unaudited) (continued)

of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 Fair Value Measurement.

Common or preferred stocks, exchange-traded funds (“ETFs”) and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on a valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time the Fund is valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end funds (other than ETFs) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

24

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; and any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the exchange rate as of the valuation date;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period unrealized and realized foreign currency gains (losses) are included in the reported net change in unrealized appreciation (depreciation) on investments and net realized gains (losses) on investment transactions on the Statements of Operations.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Master Netting Arrangements: The RIC, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received and by the receipt of collateral from the counterparty by the Fund to cover the

PGIM Jennison Focused Value Fund 25

Notes to Financial Statements (unaudited) (continued)

Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

Securities Lending: The Fund lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of the securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. The remaining open loans of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual expense amounts. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based

26

upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency

Net Investment Income	Annually

Short-Term Capital Gains	Annually

Long-Term Capital Gains	Annually

*	Under certain circumstances, the Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

The RIC, on behalf of the Fund, has a management agreement with the Manager pursuant to which it has responsibility for all investment advisory services, including supervision of the subadviser’s performance of such services, and for rendering administrative services.

The Manager has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison” or the “subadviser”). The Manager pays for the services of Jennison.

PGIM Jennison Focused Value Fund 27

Notes to Financial Statements (unaudited) (continued)

Fees payable under the management agreement are computed daily and paid monthly. For the reporting period ended March 31, 2024, the contractual and effective management fee rates were as follows:

Contractual Management Rate	Effective Management Fee, before any waivers and/or expense reimbursements

0.60% of average daily net assets up to and including $300 million;	0.60%

0.575% of average daily net assets over $300 million.

The Manager has contractually agreed, through January 31, 2025, to limit certain operating expenses and/or to limit total annual operating expenses after fee waivers and/or expense reimbursements. The contractual waiver and expense limitation exclude interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. The expense limitations attributable to each class are as follows:

Class	Expense Limitations

A	—%

C	—

R	1.53*

Z	0.75

R6	0.75

*Expense limitation applicable only to blue sky fees, shareholder service fee, and transfer agency expenses (including sub-transfer agency and networking fees).

The RIC, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class R, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class C and Class R shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

28

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate based on average daily net assets per class. PIMS has contractually agreed through January 31, 2025 to limit such fees on certain classes based on the average daily net assets. The distribution fees are accrued daily and payable monthly.

The Fund’s annual gross and net distribution rates, where applicable, are as follows:

Class	Gross Distribution Fee	Net Distribution Fee

A	0.30%	0.30%

C	1.00	1.00

R	0.75	0.50

Z	N/A	N/A

R6	N/A	N/A

For the reporting period ended March 31, 2024, PIMS received front-end sales charges (“FESL”) resulting from sales of certain class shares and contingent deferred sales charges (“CDSC”) imposed upon redemptions by certain shareholders. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs. The sales charges are as follows where applicable:

Class	FESL	CDSC

A	$23,318	$ —

C	—	69

PGIM Investments, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.	Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent and shareholder servicing agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Government Money Market Fund (the “Core Government Fund”), a series of the Prudential Government Money Market Fund, Inc., and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), a series of Prudential Investment Portfolios 2, each registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Government Fund and the Money Market Fund. In addition to the realized and unrealized gains on investments in the Core Government Fund and the Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Affiliated income from securities lending, net”, respectively.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act that,

PGIM Jennison Focused Value Fund 29

Notes to Financial Statements (unaudited) (continued)

subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended March 31, 2024, no Rule 17a-7 transactions were entered into by the Fund.

5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended March 31, 2024, were as follows:

Cost of Purchases	Proceeds from Sales
$45,224,006	$54,609,194

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the reporting period ended March 31, 2024, is presented as follows:

Value,			Change in			Shares,
Beginning			Unrealized	Realized	Value,	End
of	Cost of	Proceeds	Gain	Gain	End of	of
Period	Purchases	from Sales	(Loss)	(Loss)	Period	Period	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 5.552%)(1)(wb)
$1,034,350	$32,782,191	$25,781,788	$—	$ —	$8,034,753	8,034,753	$113,389

PGIM Institutional Money Market Fund (7-day effective yield 5.664%)(1)(b)(wb)
3,125,747	5,874,300	9,000,649	—	602	—	—	121(2)
$4,160,097	$38,656,491	$34,782,437	$—	$602	$8,034,753		$113,510

(1)	The Fund did not have any capital gain distributions during the reporting period.
(2)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.

6.	Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of March 31, 2024 were as follows:

Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$151,074,231	$74,985,149	$(3,299,999)	$71,685,150

30

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended September 30, 2023 are subject to such review.

7.	Capital and Ownership

The Fund offers Class A, Class C, Class R, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a CDSC of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years (ten years prior to January 22, 2021) after purchase. Class R, Class Z and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of common stock, below.

The RIC is authorized to issue 6,625,000,000 shares of capital stock, $0.001 par value per share, 1,022,000,000 of which are designated as shares of the Fund. The authorized shares of the Fund are currently classified and designated as follows:

Class	Number of Shares
A	100,000,000
B	2,000,000
C	25,000,000
R	200,000,000
Z	325,000,000
T	50,000,000
R6	320,000,000

The Fund currently does not have any Class B or Class T shares outstanding.

PGIM Jennison Focused Value Fund 31

Notes to Financial Statements (unaudited) (continued)

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

	Number of Shareholders	Percentage of Outstanding Shares
Affiliated	—	—%
Unaffiliated	3	50.8

Transactions in shares of common stock were as follows:

Share Class	Shares	Amount

Class A

Six months ended March 31, 2024:

Shares sold	118,091	$2,138,928

Shares issued in reinvestment of dividends and distributions	823,745	14,086,048

Shares purchased	(684,109)	(12,253,544)

Net increase (decrease) in shares outstanding before conversion	257,727	3,971,432

Shares issued upon conversion from other share class(es)	11,858	211,649

Shares purchased upon conversion into other share class(es)	(7,975)	(147,406)

Net increase (decrease) in shares outstanding	261,610	$4,035,675

Year ended September 30, 2023:

Shares sold	320,900	$5,428,077

Shares issued in reinvestment of dividends and distributions	292,848	4,823,213

Shares purchased	(1,162,627)	(19,633,179)

Net increase (decrease) in shares outstanding before conversion	(548,879)	(9,381,889)

Shares issued upon conversion from other share class(es)	46,038	778,770

Shares purchased upon conversion into other share class(es)	(58,694)	(994,868)

Net increase (decrease) in shares outstanding	(561,535)	$(9,597,987)

Class C

Six months ended March 31, 2024:

Shares sold	5,521	$70,886

Shares issued in reinvestment of dividends and distributions	30,858	371,534

Shares purchased	(30,589)	(397,358)

Net increase (decrease) in shares outstanding before conversion	5,790	45,062

Shares purchased upon conversion into other share class(es)	(16,368)	(207,646)

Net increase (decrease) in shares outstanding	(10,578)	$(162,584)

32

Share Class	Shares	Amount

Year ended September 30, 2023:

Shares sold	40,938	$506,063

Shares issued in reinvestment of dividends and distributions	10,731	129,521

Shares purchased	(51,541)	(632,332)

Net increase (decrease) in shares outstanding before conversion	128	3,252

Shares purchased upon conversion into other share class(es)	(62,899)	(777,869)

Net increase (decrease) in shares outstanding	(62,771)	$(774,617)

Class R

Six months ended March 31, 2024:

Shares sold	487	$7,051

Shares issued in reinvestment of dividends and distributions	1,917	26,344

Shares purchased	(442)	(6,270)

Net increase (decrease) in shares outstanding	1,962	$27,125

Year ended September 30, 2023:

Shares sold	3,341	$46,264

Shares issued in reinvestment of dividends and distributions	1,244	16,840

Shares purchased	(22,683)	(310,005)

Net increase (decrease) in shares outstanding	(18,098)	$(246,901)

Class Z

Six months ended March 31, 2024:

Shares sold	561,046	$11,073,077

Shares issued in reinvestment of dividends and distributions	118,137	2,158,355

Shares purchased	(178,179)	(3,471,158)

Net increase (decrease) in shares outstanding before conversion	501,004	9,760,274

Shares issued upon conversion from other share class(es)	6,849	134,943

Shares purchased upon conversion into other share class(es)	(219)	(4,003)

Net increase (decrease) in shares outstanding	507,634	$9,891,214

Year ended September 30, 2023:

Shares sold	210,124	$3,913,428

Shares issued in reinvestment of dividends and distributions	46,012	804,292

Shares purchased	(479,069)	(8,514,930)

Net increase (decrease) in shares outstanding before conversion	(222,933)	(3,797,210)

Shares issued upon conversion from other share class(es)	54,096	973,815

Shares purchased upon conversion into other share class(es)	(12,498)	(240,248)

Net increase (decrease) in shares outstanding	(181,335)	$(3,063,643)

PGIM Jennison Focused Value Fund 33

Notes to Financial Statements (unaudited) (continued)

Share Class	Shares	Amount

Class R6

Six months ended March 31, 2024:

Shares sold	17,422	$351,021

Shares issued in reinvestment of dividends and distributions	17,960	326,880

Shares purchased	(13,108)	(260,714)

Net increase (decrease) in shares outstanding before conversion	22,274	417,187

Shares issued upon conversion from other share class(es)	700	13,920

Shares purchased upon conversion into other share class(es)	(76)	(1,457)

Net increase (decrease) in shares outstanding	22,898	$429,650

Year ended September 30, 2023:

Shares sold	46,369	$826,313

Shares issued in reinvestment of dividends and distributions	9,664	168,349

Shares purchased	(191,372)	(3,534,671)

Net increase (decrease) in shares outstanding before conversion	(135,339)	(2,540,009)

Shares issued upon conversion from other share class(es)	14,877	283,301

Shares purchased upon conversion into other share class(es)	(1,237)	(22,901)

Net increase (decrease) in shares outstanding	(121,699)	$(2,279,609)

8.	Borrowings

The RIC, on behalf of the Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the SCA in effect at the reporting period-end.

SCA
Term of Commitment	9/29/2023 - 9/26/2024
Total Commitment	$ 1,200,000,000
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%
Annualized Interest Rate on Borrowings	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more

34

likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Fund did not utilize the SCA during the reporting period ended March 31, 2024.

9.	Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Equity and Equity-Related Securities Risk: Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Foreign Securities Risk: Investments in securities of non-U.S. issuers (including those denominated in U.S. dollars) may involve more risk than investing in securities of U.S. issuers. Foreign political, economic and legal systems, especially those in developing and emerging market countries, may be less stable and more volatile than in the United States. Foreign legal systems generally have fewer regulatory requirements than the U.S. legal system, particularly those of emerging markets. In general, less information is publicly available with respect to non-U.S. companies than U.S. companies. Non-U.S. companies generally are not subject to the same accounting, auditing, and financial reporting standards as are U.S. companies. Additionally, the changing value of foreign currencies and changes in exchange rates could also affect the value of the assets the Fund holds and the Fund’s performance. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Investments in emerging markets are subject to greater volatility and price declines.

In addition, the Fund’s investments in non-U.S. securities may be subject to the risks of nationalization or expropriation of assets, imposition of currency exchange controls or

PGIM Jennison Focused Value Fund 35

Notes to Financial Statements (unaudited) (continued)

restrictions on the repatriation of non-U.S. currency, confiscatory taxation and adverse diplomatic developments. Special U.S. tax considerations may apply.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table of the Fund’s prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Large Capitalization Company Risk: Companies with large market capitalizations go in and out of favor based on market and economic conditions. Larger companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Fund’s value may not rise or fall as much as the value of funds that emphasize companies with smaller market capitalizations.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Management Risk: Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund’s benchmark and other funds with similar investment objectives.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine and the Israel-Hamas war), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle

36

East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Value Style Risk: Since the Fund follows a value investment style, there is the risk that the value style may be out of favor for long periods of time, that the market will not recognize a security’s intrinsic value for a long time or at all, or that a stock judged to be undervalued may actually be appropriately priced or overvalued. Issuers of value stocks may have experienced adverse business developments or may be subject to special risks that have caused the stock to be out of favor. In addition, the Fund’s value investment style may go out of favor with investors, negatively affecting the Fund’s performance. If the Fund’s assessment of market conditions or a company’s value is inaccurate, the Fund could suffer losses or produce poor performance relative to other funds.

10.	Recent Regulatory Developments

Effective January 24, 2023, the Securities and Exchange Commission adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments (the “Rule”). Other information, including financial statements, will no longer appear in the funds’ streamlined shareholder reports but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The Rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the Rule and its impact to the Fund.

PGIM Jennison Focused Value Fund 37

Liquidity Risk Management Program (unaudited)

Consistent with Rule 22e-4 under the 1940 Act (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program (the “LRMP”). The Fund’s LRMP seeks to assess and manage the Fund’s liquidity risk, which is defined as the risk that the Fund is unable to meet investor redemption requests without significantly diluting the remaining investors’ interests in the Fund. The Board has approved PGIM Investments, the Fund’s investment manager, to serve as the administrator of the Fund’s LRMP. As part of its responsibilities as administrator, PGIM Investments has retained a third party to perform certain functions, including providing market data and liquidity classification model information.

The Fund’s LRMP includes a number of processes designed to support the assessment and management of its liquidity risk. In particular, the Fund’s LRMP includes no less than annual assessments of factors that influence the Fund’s liquidity risk; no less than monthly classifications of the Fund’s investments into one of four liquidity classifications provided for in the Liquidity Rule; a 15% of net assets limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); establishment of a minimum percentage of the Fund’s assets to be invested in investments classified as “highly liquid” (as defined under the Liquidity Rule) if the Fund does not invest primarily in highly liquid investments; and regular reporting to the Board.

At a meeting of the Board on March 5-7, 2024, PGIM Investments provided a written report (“LRMP Report”) to the Board addressing the operation, adequacy, and effectiveness of the Fund’s LRMP, including any material changes to the LRMP for the period from January 1, 2023 through December 31, 2023 (“Reporting Period”). The LRMP Report concluded that the Fund’s LRMP was reasonably designed to assess and manage the Fund’s liquidity risk and was adequately and effectively implemented during the Reporting Period. There were no material changes to the LRMP during the Reporting Period. The LRMP Report further concluded that the Fund’s investment strategies continue to be appropriate given the Fund’s status as an open-end fund.

There can be no assurance that the LRMP will achieve its objectives in the future. Additional information regarding risks of investing in the Fund, including liquidity risks presented by the Fund’s investment portfolio, is found in the Fund’s Prospectus and Statement of Additional Information.

38

⬛ MAIL 655 Broad Street Newark, NJ 07102	⬛ TELEPHONE (800) 225-1852	⬛ WEBSITE pgim.com/investments

PROXY VOTING

The Board of Directors of the Fund has delegated to the Fund’s subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS Ellen S. Alberding ● Kevin J. Bannon ● Scott E. Benjamin ● Linda W. Bynoe ● Barry H. Evans ● Keith F. Hartstein ● Laurie Simon Hodrick ● Stuart S. Parker ● Brian K. Reid ● Grace C. Torres

OFFICERS

Stuart S. Parker, President and Principal Executive Officer ● Scott E. Benjamin, Vice President ● Christian J. Kelly, Chief Financial Officer ● Claudia
DiGiacomo, Chief Legal Officer ● Andrew Donohue, Chief Compliance Officer ● Russ Shupak, Treasurer and Principal Accounting Officer ● Kelly Florio,
Anti-Money Laundering Compliance Officer ● Andrew R. French, Secretary ● Melissa Gonzalez, Assistant Secretary ● Kelly A. Coyne, Assistant
Secretary ● Patrick E. McGuinness, Assistant Secretary ● Debra Rubano, Assistant Secretary ● George Hoyt, Assistant Secretary ● Devan Goolsby,
Assistant Secretary ● Lana Lomuti, Assistant Treasurer ● Elyse M. McLaughlin, Assistant Treasurer ● Deborah Conway, Assistant Treasurer ● Robert
W. McCormack, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 534432 Pittsburgh, PA 15253

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP	300 Madison Avenue New York, NY 10017

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgim.com/investments or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY

To receive your mutual fund documents online, go to pgim.com/investments/resource/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS

Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, PGIM Jennison Focused Value Fund, PGIM Investments, Attn: Board of Directors, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to that Director at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO HOLDINGS
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov. Form N-PORT is filed with the Commission quarterly, and the Fund’s full portfolio holdings as of the first and third fiscal quarter-ends will be made publicly available 60 days after the end of each quarter at sec.gov.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM JENNISON FOCUSED VALUE FUND

SHARE CLASS	A	C	R	Z	R6

NASDAQ	PJIAX	PJGCX	PJORX	PJGZX	PJOQX

CUSIP	74437E503	74437E701	74437E644	74437E800	74437E552

MF172E2

Item 2 –	Code of Ethics – Not required, as this is not an annual filing.

Item 3 –	Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 –	Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 –	Audit Committee of Listed Registrants – Not applicable.

Item 6 –	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There has been no significant change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not applicable.

Item 13 –	Recovery of Erroneously Awarded Compensation – Not applicable.

Item 14 –	Exhibits
(a)(1)	Code of Ethics – Not required, as this is not an annual filing.
(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(a)(2)(1)Any written solicitation to purchase securities under Rule 23c-1 – Not applicable.

(a)(2)(2)Change in the registrant’s independent public accountant – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	The Prudential Investment Portfolios, Inc.

By:	/s/ Andrew R. French
Andrew R. French
Secretary

Date:	May 16, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	May 16, 2024

By:	/s/ Christian J. Kelly
Christian J. Kelly
Chief Financial Officer (Principal Financial Officer)

Date:	May 16, 2024